UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM Multi-Manager Series Trust
(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant’s telephone number, including area code: (800) 527-5412

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

First American Multi-Manager Domestic Equity Fund
Institutional Class | FAEQX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the First American Multi-Manager Domestic Equity Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund allocated the following portions of its portfolio to sub-advisers and their strategies as of September 30, 2024: Aristotle Atlantic Partners, LLC (10.1%, Active U.S. Large Cap), Jacobs Levy Equity Management, Inc. (Jacobs Levy) (5.1%, Active U.S. Small Cap), and Vaughan Nelson Investment Management, L.P. (Vaughan Nelson) (10.1%, Active U.S. Large Cap). The Fund also held a position in the Schwab U.S. Large Cap ETF (74.3%).
The Fund returned 32.7% for the year ended September 30, 2024, underperforming the Russell 3000 Index benchmark return of 35.2% for the same period. For the first half of the year, the underperformance was due to an overweight allocation to small capitalization stocks, as well as the allocations to underperforming sub-advisers Jacobs Levy and Vaughan Nelson. Small capitalization equities underperformed large and mega-capitalization equities during the period and having a dedicated manager (Jacobs Levy) in this space, in addition to a passive all-cap ETF which also held small caps, was a detractor to overall performance of the Fund. Vaughan Nelson underperformed the Russell 3000 benchmark during this period due to lack of exposure to the Magnificent 7 and equity security selection in consumer staples, healthcare, and information technology.
HOW DID THE FUND PERFORM SINCE INCEPTION? (DECEMBER 29, 2017 TO September 30, 2024)*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
First American Multi-Manager Domestic Equity Fund	PAGE 1	TSR-AR-71719T208

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception 12/29/17
Institutional Class	32.70	14.02	11.94
Russell 3000 Index	35.18	15.23	13.11
Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund commenced operations on December 29, 2017. The Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,183,623,467
Number of Holdings	321
Net Advisory Fee	$3,088,566
Portfolio Turnover	103%
WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2024)
Sector Breakdown**
**	Percentages above are inclusive of underlying exposures within the Schwab U.S. Large Cap ETF and may differ from percentages reflected in the Schedule of Investments.
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025  upon request at (800) 527-5412 or at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager Domestic Equity Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager Domestic Equity Fund.
Champlain Investment Partners, LLC, a Fund sub-adviser, was terminated during the period.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager Domestic Equity Fund	PAGE 2	TSR-AR-71719T208

First American Multi-Manager International Equity Fund
Institutional Class | FAIEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the First American Multi-Manager International Equity Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund allocated the following portions of its portfolio to sub-advisers and their strategies as of September 30, 2024: Acadian Asset Management LLC (Acadian) (7.2%, Active International Developed Markets), Aristotle Capital Management, LLC (Aristotle) (7.5%, Active International Developed Markets), Kayne Anderson Rudnick Investment Management, LLC (Kayne Anderson) (0.9%, Active International Small Cap), Ninety One North America, Inc. (15.0%, Active Total International Markets), Schroder Investment Management North America (Schroder) (10.1%, Active Emerging Markets) and WCM Investment Management LLC (14.8%, Active Total International Markets). The Fund also held positions in Schwab International Equity ETF (32.2%) and Schwab Emerging Markets Equity ETF (12.0%).
The Fund returned 25.0% for the year ended September 30, 2024, underperforming the MSCI All Country World ex-U.S. Index benchmark return of 25.4% for the same period. Active managers within total international markets contributed to the Fund’s relative performance, aided by strong stock selection. Acadian added alpha to the Fund’s returns while Aristotle and Schroder detracted from the Fund’s returns. Kayne Anderson was the leading detractor of Fund performance for the period as international small caps underperformed their large and mid-cap counterparts. The Fund’s allocation to the international small cap sub-asset class, which is not included in the MSCI All Country World ex-U.S. Index, also detracted from overall performance during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION? (DECEMBER 29, 2017 TO September 30, 2024)*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
First American Multi-Manager International Equity Fund	PAGE 1	TSR-AR-71719T505

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception 12/29/17
Institutional Class	25.04	6.71	4.14
MSCI All Country World ex-U.S. Index	25.35	7.58	4.93
Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund commenced operations on December 29, 2017. The Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$922,362,294
Number of Holdings	566
Net Advisory Fee	$4,090,693
Portfolio Turnover	105%
WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2024)
Sector Breakdown**

Region Breakdown**	(%)
Europe & Middle East ex U.K.	34.2%
EM Asia	21.6%
Japan	12.2%
U.K.	10.5%
Pacific ex Japan	6.4%
North America	6.0%
Cash Equivalents and Other	3.2%
EM Latin America	3.0%
EM Europe, Middle East & Africa	2.9%
**	Percentages above are inclusive of underlying exposures within the Schwab International Equity ETF and Schwab Emerging Markets Equity ETF and may differ from percentages reflected in the Schedule of Investments.
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025 upon request at  (800) 527-5412 or at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager International Equity Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager International Equity Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html.
First American Multi-Manager International Equity Fund	PAGE 2	TSR-AR-71719T505

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager International Equity Fund	PAGE 3	TSR-AR-71719T505

First American Multi-Manager Fixed-Income Fund
Institutional Class | FAFIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the First American Multi-Manager Fixed-Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund allocated the following portions of its portfolio to sub-advisers and their strategies as of September 30, 2024: Brown Brothers Harriman & Co. (BBH) (6.6%, Active Securitized Assets), Penn Mutual Asset Management, LLC (Penn Mutual) (8.9%, Active Investment Grade Core), PineBridge Investments LLC (PineBridge) (4.9%, Active Investment Grade Credit), PGIM, Inc. (PGIM) (32.7%, Active Investment Grade Core), and Teachers Advisors, LLC (TAL) (32.8%, Active Investment Grade Core). The Fund also held positions in the Brandywine Global High Yield Fund (4.0%), Mainstay Mackay High Yield Corporate Bond Fund (2.3%), iShares Core U.S. Aggregate Bond ETF (6.4%) and iShares 10-20 Year Treasury Bond ETF (1.2%).
The Fund returned 12.2% for the year ended September 30, 2024, outperforming the Bloomberg U.S. Aggregate Index benchmark return of 11.6% for the same period. The outperformance was largely a result of active core managers PGIM and TAL. The Fund’s overweight position to credit through investment grade manager PineBridge and positions in the Brandywine Global High Yield Fund and Mainstay Mackay High Yield Corporate Bond Fund also contributed to the Fund’s outperformance. The Fund’s allocation to structured fixed income through BBH was a detractor from performance during the one-year period.
HOW DID THE FUND PERFORM SINCE INCEPTION? (DECEMBER 29, 2017 TO September 30, 2024)*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
First American Multi-Manager Fixed-Income Fund	PAGE 1	TSR-AR-71719T802

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception 12/29/17
Institutional Class	12.23	0.96	2.22
Bloomberg U.S. Aggregate Index	11.57	0.33	1.49
Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund commenced operations on December 29, 2017. The Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,499,004,319
Number of Holdings	1,920
Net Advisory Fee	$5,231,911
Portfolio Turnover	103%
WHAT DID THE FUND INVEST IN? (% of total investments as of September 30, 2024)
Sector Breakdown**
**	Percentages above are inclusive of underlying exposures within the Brandywine Global High Yield Fund, Mainstay Mackay High Yield Corporate Bond Fund, iShares Core U.S. Aggregate Bond ETF, and iShares 10-20 Year Treasury Bond ETF and may differ from percentages reflected in the Schedule of Investments.
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025  upon request at (800) 527-5412 or at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager Fixed-Income Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager Fixed-Income Fund.
Penn Mutual Asset Management, LLC, a Fund sub-adviser, was hired during the period.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager Fixed-Income Fund	PAGE 2	TSR-AR-71719T802

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, PFM Multi-Manager Series Trust (the “Registrant”), has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the Code of Ethics description in paragraph (b) of Item 2 of Form N-CSR

(d)	The Registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has determined that the Registrant has three “audit committee financial experts,” as that term is defined under Item 3(b) and 3(c) of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce Aronow, Robert Bernstein, and Carmen Heredia-Lopez, who are “independent” trustees of the Registrant, as that term is defined under Item 3(a)(2) of Form N-CSR. The designation of Messrs. Aronow and Bernstein and Ms. Heredia-Lopez as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services that are normally provided by EY in connection with the Registrant’s statutory and regulatory filings or engagements were $225,970 for the fiscal year ended September 30, 2024 and $199,500 for the fiscal year ended September 30, 2023. The fees billed for the fiscal year ended September 30, 2024 include fees associated with SEC Rule 17f-2 security count filings.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $60,000 for the fiscal year ended September 30, 2024 and $0 for the fiscal year ended September 30, 2023.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY to the Registrant for tax compliance, tax advice, tax planning and tax return preparation were $58,547 for the for the fiscal year ended September 30, 2024 and $89,080 for the fiscal year ended September 30, 2023.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2024 and $0 for the fiscal year ended September 30, 2023.

(e)(1)	The Registrant’s audit committee has adopted Pre-Approval Policies and Procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including non-audit services provided to the Registrant’s investment adviser(s) and to any affiliate of the investment adviser(s) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	0% of services described in paragraphs (b) through (d) of this Item were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $58,547 for the fiscal year ended September 30, 2024 and $89,080 for the fiscal year ended September 30, 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PFM Multi-Manager Series Trust
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager International Equity Fund
First American Multi-Manager Fixed-Income Fund
Annual Financial Statements and Additional Information
September 30, 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of PFM Multi-Manager Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of PFM Multi-Manager Series Trust (the “Trust”) (comprising First American Multi-Manager Domestic Equity Fund (formerly, PFM Multi-Manager Domestic Equity Fund), First American Multi-Manager International Equity Fund (formerly, PFM Multi-Manager International Equity Fund) and First American Multi-Manager Fixed-Income Fund (formerly, PFM Multi-Manager Fixed-Income Fund) (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising PFM Multi-Manager Series Trust at September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more U.S. Bancorp Asset Management, Inc. investment companies since 1999.

Philadelphia, Pennsylvania
November 27, 2024

1

First American Multi-Manager Domestic Equity Fund
Schedule of Investments
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — 24.7%
COMMUNICATION SERVICES — 2.2%
Alphabet, Inc. - Class A	67,483	$11,192,056
Cardlytics, Inc.(a)	4,212	13,478
Eventbrite, Inc. - Class A(a)	26,004	70,991
Integral Ad Science Holding Corp.(a)	35,763	386,598
John Wiley & Sons, Inc. - Class A	9,436	455,287
Madison Square Garden Sports Corp.(a)	2,040	424,850
Meta Platforms, Inc. - Class A	9,758	5,585,870
Netflix, Inc.(a)	2,019	1,432,016
Playstudios, Inc.(a)	4,700	7,097
PubMatic, Inc. - Class A(a)	10,761	160,016
Scholastic Corp.	10,483	335,561
Sphere Entertainment Co.(a)	5,256	232,210
TripAdvisor, Inc.(a)	34,255	496,355
Walt Disney Co.	48,485	4,663,772
Yelp, Inc.(a)	19,130	671,080
ZipRecruiter, Inc. - Class A(a)	8,546	81,187
Total Communication Services		26,208,424
CONSUMER DISCRETIONARY — 3.2%
Amazon.com, Inc.(a)	63,718	11,872,575
American Axle & Manufacturing Holdings, Inc.(a)	56,241	347,569
Brinker International, Inc.(a)	7,222	552,700
Cavco Industries, Inc.(a)	1,698	727,152
Chegg, Inc.(a)	22,021	38,977
Cooper-Standard Holdings, Inc.(a)	2,354	32,650
Dana, Inc.	30,669	323,865
Despegar.com Corp.(a)	26,789	332,184
DoorDash, Inc. - Class A(a)	22,645	3,232,121
Expedia Group, Inc.(a)	7,965	1,178,979
Foot Locker, Inc.	19,367	500,443
General Motors Co.	29,324	1,314,888
GoPro, Inc. - Class A(a)	20,812	28,304
Green Brick Partners, Inc.(a)	4,359	364,064
Haverty Furniture Cos., Inc.	3,960	108,781
Home Depot, Inc. (The)	6,132	2,484,686
iRobot Corp.(a)	19,553	169,916
Marriott International, Inc. - Class A	7,109	1,767,297
MasterCraft Boat Holdings, Inc.(a)	4,998	91,014
Movado Group, Inc.	5,696	105,946
O’Reilly Automotive, Inc.(a)	4,758	5,479,313
Phinia, Inc.	20,830	958,805
Sleep Number Corp.(a)	15,994	293,010
Sonos, Inc.(a)	39,234	482,186
Stoneridge, Inc.(a)	4,091	45,778
Super Group SGHC Ltd.	3,300	11,979

Investments	Shares	Value
Superior Group of Cos., Inc.	2,894	$44,828
TopBuild Corp.(a)	6,275	2,552,733
Tri Pointe Homes, Inc.(a)	21,872	991,020
Universal Electronics, Inc.(a)	1,484	13,697
Wolverine World Wide, Inc.	30,712	535,003
Zumiez, Inc.(a)	5,271	112,272
		37,094,735
Consumer Staples — 0.8%
Andersons, Inc. (The)	10,029	502,854
Beauty Health Co.(a)	7,200	10,368
Calavo Growers, Inc.	8,548	243,874
Central Garden & Pet Co. - Class A(a)	1,600	50,240
Coca-Cola Consolidated, Inc.	1,013	1,333,513
Costco Wholesale Corp.	3,479	3,084,203
Darling Ingredients, Inc.(a)	58,810	2,185,380
Dole PLC	16,977	276,555
Fresh Del Monte Produce, Inc.	1,322	39,052
Honest Co., Inc.(a)	21,662	77,333
Maplebear, Inc.(a)	10,598	431,763
Pilgrim’s Pride Corp.(a)	1,797	82,752
SpartanNash Co.	12,297	275,576
USANA Health Sciences, Inc.(a)	4,002	151,756
WK Kellogg Co.	22,168	379,294
Total Consumer Discretionary		9,124,513
ENERGY — 0.7%
Antero Resources Corp.(a)	125,277	3,589,186
CVR Energy, Inc.	11,275	259,663
Delek US Holdings, Inc.	14,554	272,888
Excelerate Energy, Inc. - Class A	5,898	129,815
Halliburton Co.	48,222	1,400,849
Helix Energy Solutions Group, Inc.(a)	36,682	407,170
Kosmos Energy Ltd.(a)	414,210	1,669,266
Magnolia Oil & Gas Corp. - Class A	2,819	68,840
Teekay Tankers Ltd. - Class A(a)	3,964	230,903
TETRA Technologies, Inc.(a)	16,875	52,313
World Kinect Corp.	10,501	324,586
Total Energy		8,405,479
FINANCIALS — 3.8%
AGNC Investment Corp.	173,670	1,816,588
Amerant Bancorp, Inc.	2,768	59,152
Ameriprise Financial, Inc.	5,140	2,414,823
AMERISAFE, Inc.	1,601	77,376
AvidXchange Holdings, Inc.(a)	51,803	420,122
Bank of America Corp.	53,160	2,109,389
Bank of NT Butterfield & Son Ltd.	5,540	204,315
BankUnited, Inc.	19,692	717,577

The accompanying notes are an integral part of these financial statements.

2

First American Multi-Manager Domestic Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
FINANCIALS — (continued)
Berkshire Hathaway, Inc. - Class B(a)	8,325	$3,831,665
Berkshire Hills Bancorp, Inc.	15,621	420,674
Bread Financial Holdings, Inc.	11,669	555,211
Brightsphere Investment Group, Inc.	8,909	226,289
Byline Bancorp, Inc.	4,222	113,023
Chubb Ltd.	7,720	2,226,371
Comerica, Inc.	3,264	195,546
Donegal Group, Inc. - Class A	1,049	15,462
Employers Holdings, Inc.	9,503	455,859
Enova International, Inc.(a)	2,041	171,015
FB Financial Corp.	4,383	205,694
Financial Institutions, Inc.	1,399	35,633
First BanCorp/Puerto Rico	25,087	531,092
Green Dot Corp. - Class A(a)	20,439	239,341
Hamilton Insurance Group Ltd. - Class B(a)	5,513	106,621
Hilltop Holdings, Inc.	13,559	436,058
Intercontinental Exchange, Inc.	48,868	7,850,156
Jackson Financial, Inc. - Class A	8,692	792,971
JPMorgan Chase & Co.	40,616	8,564,290
Kearny Financial Corp./MD	11,688	80,297
Kinsale Capital Group, Inc.	5,160	2,402,341
LendingTree, Inc.(a)	6,203	359,960
Live Oak Bancshares, Inc.	4,687	222,023
Merchants Bancorp/IN	5,814	261,398
Mercury General Corp.	9,180	578,156
Midland States Bancorp, Inc.	2,229	49,885
NCR Atleos Corp.(a)	12,160	346,925
NerdWallet, Inc. - Class A(a)	6,792	86,326
Northfield Bancorp, Inc.	5,559	64,484
OFG Bancorp	2,687	120,700
Oscar Health, Inc. - Class A(a)	13,286	281,796
Payoneer Global, Inc.(a)	71,114	535,488
Perella Weinberg Partners	12,842	247,979
Pinnacle Financial Partners, Inc.	650	63,681
PRA Group, Inc.(a)	11,222	250,924
Primis Financial Corp.	591	7,198
ProAssurance Corp.(a)	19,412	291,957
PROG Holdings, Inc.	5,056	245,165
Robinhood Markets, Inc. - Class A(a)	13,703	320,924
Safety Insurance Group, Inc.	2,974	243,214
Selective Insurance Group, Inc.	2,884	269,077
Selectquote, Inc.(a)	10,089	21,893
South Plains Financial, Inc.	1,059	35,921
StoneX Group, Inc.(a)	1,211	99,157
Tompkins Financial Corp.	459	26,526
Trustmark Corp.	7,981	253,955
United Fire Group, Inc.	4,864	101,804

Investments	Shares	Value
Visa, Inc. - Class A	8,053	$2,214,172
Western Alliance Bancorp	890	76,976
Total Financials		44,952,615
HEALTH CARE — 2.9%
ACADIA Pharmaceuticals, Inc.(a)	32,140	494,313
Accuray, Inc.(a)	14,816	26,669
ACELYRIN, Inc.(a)	16,854	83,090
Adaptive Biotechnologies Corp.(a)	155,818	797,788
Akebia Therapeutics, Inc.(a)	17,624	23,264
Aldeyra Therapeutics, Inc.(a)	5,578	30,065
Alector, Inc.(a)	13,654	63,628
Arcellx, Inc.(a)	4,448	371,453
ARS Pharmaceuticals, Inc.(a)	17,765	257,593
Aveanna Healthcare Holdings, Inc.(a)	3,400	17,680
Becton Dickinson & Co.	16,007	3,859,288
Biote Corp.(a)	3,074	17,153
Bio-Techne Corp.	23,571	1,884,030
Blueprint Medicines Corp.(a)	8,716	806,230
Boston Scientific Corp.(a)	16,087	1,348,091
Castle Biosciences, Inc.(a)	4,494	128,169
Catalyst Pharmaceuticals, Inc.(a)	25,707	511,055
Cigna Group (The)	5,797	2,008,313
Corcept Therapeutics, Inc.(a)	18,917	875,479
Cross Country Healthcare, Inc.(a)	4,691	63,047
Cytek Biosciences, Inc.(a)	1,000	5,540
CytomX Therapeutics, Inc.(a)	33,792	39,875
Danaher Corp.	13,930	3,872,819
Editas Medicine, Inc.(a)	2,540	8,661
Eli Lilly & Co.	2,084	1,846,299
Enanta Pharmaceuticals, Inc.(a)	4,329	44,848
Entrada Therapeutics, Inc.(a)	2,658	42,475
FibroGen, Inc.(a)	8,415	3,361
Fortrea Holdings, Inc.(a)	7,953	159,060
Gossamer Bio, Inc.(a)	39,655	39,116
Guardant Health, Inc.(a)	31,958	733,117
HealthStream, Inc.	11,463	330,593
Inhibrx Biosciences, Inc.(a)	2,175	34,061
Ironwood Pharmaceuticals, Inc.(a)	61,978	255,349
iTeos Therapeutics, Inc.(a)	8,288	84,620
MacroGenics, Inc.(a)	6,421	21,125
MannKind Corp.(a)	64,775	407,435
Mersana Therapeutics, Inc.(a)	16,178	30,576
Nektar Therapeutics(a)	17,000	22,100
Nevro Corp.(a)	11,348	63,435
OraSure Technologies, Inc.(a)	4,735	20,218
Organon & Co.	3,532	67,567
Outset Medical, Inc.(a)	5,200	3,520

The accompanying notes are an integral part of these financial statements.

3

First American Multi-Manager Domestic Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
HEALTH CARE — (continued)
Personalis, Inc.(a)	4,600	$24,748
Phibro Animal Health Corp. - Class A	9,405	211,801
PTC Therapeutics, Inc.(a)	6,462	239,740
REGENXBIO, Inc.(a)	1,917	20,109
Rigel Pharmaceuticals, Inc.(a)	3,240	52,423
Sage Therapeutics, Inc.(a)	9,479	68,438
Sarepta Therapeutics, Inc.(a)	2,634	328,960
Semler Scientific, Inc.(a)	3,064	72,157
Tandem Diabetes Care, Inc.(a)	14,044	595,606
Thermo Fisher Scientific, Inc.	2,889	1,787,049
Travere Therapeutics, Inc.(a)	6,857	95,929
TScan Therapeutics, Inc.(a)	4,265	21,240
Vanda Pharmaceuticals, Inc.(a)	27,244	127,774
Vertex Pharmaceuticals, Inc.(a)	3,518	1,636,151
Verve Therapeutics, Inc.(a)	17,831	86,302
Vir Biotechnology, Inc.(a)	5,850	43,817
Xencor, Inc.(a)	9,999	201,080
Zimvie, Inc.(a)	1,907	30,264
Zoetis, Inc.	36,930	7,215,383
Total Health Care		34,661,139
INDUSTRIALS — 2.7%
AMETEK, Inc.	14,387	2,470,392
ArcBest Corp.	5,390	584,546
Argan, Inc.	499	50,614
Astec Industries, Inc.	6,392	204,160
Atmus Filtration Technologies, Inc.	3,882	145,691
AZEK Co., Inc.(a)	2,762	129,262
Boise Cascade Co.	3,050	429,989
Chart Industries, Inc.(a)	7,351	912,553
Comfort Systems USA, Inc.	7,955	3,105,234
Conduent, Inc.(a)	28,881	116,390
DNOW, Inc.(a)	8,938	115,568
Eaton Corp. PLC	9,290	3,079,078
Enviri Corp.(a)	8,728	90,248
Fluor Corp.(a)	16,468	785,688
FTAI Infrastructure, Inc.	5,600	52,416
Golden Ocean Group Ltd.	43,632	583,796
Heartland Express, Inc.	19,236	236,218
Heidrick & Struggles International, Inc.	13,859	538,561
Honeywell International, Inc.	7,104	1,468,468
Hyster-Yale Materials Handling, Inc.	1,333	85,005
Insteel Industries, Inc.	5,032	156,445
Karat Packaging, Inc.	1,097	28,401
Kelly Services, Inc. - Class A	9,815	210,139
Korn Ferry	9,980	750,895
Leonardo DRS, Inc.(a)	15,979	450,927
Lyft, Inc. - Class A(a)	35,829	456,820
MasTec, Inc.(a)	1,067	131,348

Investments	Shares	Value
Mayville Engineering Co., Inc.(a)	2,853	$60,141
Mistras Group, Inc.(a)	1,976	22,467
MYR Group, Inc.(a)	4,976	508,696
Norfolk Southern Corp.	8,485	2,108,523
Powell Industries, Inc.	3,651	810,486
Resources Connection, Inc.	16,494	159,992
REV Group, Inc.	3,320	93,159
RXO, Inc.(a)	26,222	734,216
Ryder System, Inc.	1,398	203,828
Saia, Inc.(a)	9,365	4,094,940
Shyft Group, Inc.	9,643	121,020
SkyWest, Inc.(a)	5,660	481,213
Spirit AeroSystems Holdings, Inc. - Class A(a)	21,599	702,184
TaskUS, Inc. - Class A(a)	5,001	64,613
Trane Technologies PLC	6,918	2,689,234
Trex Co., Inc.(a)	2,405	160,125
TriNet Group, Inc.	7,143	692,657
Trinity Industries, Inc.	6,716	233,985
TrueBlue, Inc.(a)	13,714	108,203
Tutor Perini Corp.(a)	14,820	402,511
V2X, Inc.(a)	500	27,930
Vestis Corp.	28,363	422,609
WESCO International, Inc.	359	60,305
Total Industrials		32,331,889
INFORMATION TECHNOLOGY — 6.8%
A10 Networks, Inc.	37,183	536,923
Adeia, Inc.	25,722	306,349
Alpha & Omega Semiconductor Ltd.(a)	2,620	97,254
Amphenol Corp. - Class A	16,708	1,088,693
Apple, Inc.	30,695	7,151,935
Applied Materials, Inc.	5,484	1,108,042
Arteris, Inc.(a)	4,419	34,115
Box, Inc. - Class A(a)	29,072	951,527
Broadcom, Inc.	24,046	4,147,935
Calix, Inc.(a)	4,540	176,107
Cerence, Inc.(a)	14,224	44,806
Climb Global Solutions, Inc.	250	24,885
Confluent, Inc. - Class A(a)	13,014	265,225
Couchbase, Inc.(a)	13,267	213,864
DigitalOcean Holdings, Inc.(a)	14,854	599,953
Domo, Inc. - Class B(a)	9,949	74,717
DoubleVerify Holdings, Inc.(a)	26,672	449,157
Dropbox, Inc. - Class A(a)	16,725	425,317
E2open Parent Holdings, Inc. - Class A(a)	35,776	157,772
eGain Corp.(a)	4,417	22,527
FARO Technologies, Inc.(a)	218	4,173
Intuit, Inc.	6,180	3,837,780
MaxLinear, Inc.(a)	24,238	350,966
MeridianLink, Inc.(a)	4,869	100,155
Microchip Technology, Inc.	9,636	773,674

The accompanying notes are an integral part of these financial statements.

4

First American Multi-Manager Domestic Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
INFORMATION TECHNOLOGY — (continued)
Microsoft Corp.	38,710	$16,656,913
Monolithic Power Systems, Inc.	7,680	7,100,160
N-able, Inc.(a)	22,866	298,630
Nutanix, Inc. - Class A(a)	2,635	156,124
NVIDIA Corp.	129,996	15,786,714
ON Semiconductor Corp.(a)	63,325	4,598,028
ON24, Inc.(a)	2,692	16,475
Oracle Corp.	9,851	1,678,610
Procore Technologies, Inc.(a)	2,091	129,057
PROS Holdings, Inc.(a)	13,575	251,409
Rackspace Technology, Inc.(a)	16,257	39,830
ScanSource, Inc.(a)	13,982	671,555
SentinelOne, Inc. - Class A(a)	1,616	38,655
ServiceNow, Inc.(a)	7,444	6,657,839
SMART Global Holdings, Inc.(a)	21,449	449,357
Synopsys, Inc.(a)	2,389	1,209,766
Telos Corp.(a)	10,912	39,174
UiPath, Inc. - Class A(a)	3,774	48,307
Weave Communications, Inc.(a)	8,350	106,880
Workiva, Inc.(a)	10,061	796,026
Xperi, Inc.(a)	24,351	225,003
Yext, Inc.(a)	23,294	161,194
Total Information Technology		80,059,557
MATERIALS — 1.0%
Ardagh Metal Packaging SA	39,314	148,214
Avery Dennison Corp.	9,027	1,992,801
Commercial Metals Co.	16,174	888,923
Corteva, Inc.	66,265	3,895,719
Crown Holdings, Inc.	1,192	114,289
Innospec, Inc.	4,702	531,749
Louisiana-Pacific Corp.	1,768	189,989
Mercer International, Inc.	14,322	96,960
Olympic Steel, Inc.	2,466	96,174
Origin Materials, Inc.(a)	23,200	35,728
Sherwin-Williams Co. (The)	7,640	2,915,959
Stepan Co.	870	67,208
SunCoke Energy, Inc.	1,000	8,680
Sylvamo Corp.	5,398	463,418
Worthington Steel, Inc.	7,110	241,811
Total Materials		11,687,622
REAL ESTATE — 0.3%
Acadia Realty Trust REIT	21,688	509,234
Alexandria Real Estate Equities, Inc. REIT	6,994	830,537
Camden Property Trust REIT	1,651	203,948
Chatham Lodging Trust REIT	9,928	84,587
Compass, Inc. - Class A(a)	69,274	423,264
Diversified Healthcare Trust REIT	1,500	6,285

Investments	Shares	Value
Easterly Government Properties, Inc. REIT	4,009	$54,442
Forestar Group, Inc.(a)	7,578	245,300
Prologis, Inc. REIT	7,832	989,025
Sunstone Hotel Investors, Inc. REIT	15,601	161,002
Xenia Hotels & Resorts, Inc. REIT	29,715	438,891
Total Real Estate		3,946,515
UTILITIES — 0.3%
American Water Works Co., Inc.	9,051	1,323,618
NextEra Energy, Inc.	25,614	2,165,152
NRG Energy, Inc.	1,269	115,606
Total Utilities		3,604,376
TOTAL COMMON STOCKS (Cost $244,232,014)		292,076,864
EXCHANGE-TRADED FUNDS — 74.3%
Schwab US Large-Cap ETF(b) (Cost $809,548,186)	12,972,069	880,154,882
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Class, 4.83%(c) (Cost $11,713,276)	11,713,276	11,713,276
TOTAL INVESTMENTS — 100.0% (Cost $1,065,493,476)		$1,183,945,022
OTHER ASSETS AND LIABILITIES, NET — (0.0)%(d)		(321,555)
NET ASSETS — 100.0%		$1,183,623,467

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	Represents less than 0.05% of net assets.
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

5

First American Multi-Manager Domestic Equity Fund
Schedule of Investments(concluded)
September 30, 2024
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$292,076,864	$—	$—	$292,076,864
Exchange-Traded Funds	880,154,882	—	—	880,154,882
Money Market Funds	11,713,276	—	—	11,713,276
Total Investments	$1,183,945,022	$—	$—	$1,183,945,022

*	See Schedule of Investments for additional detailed categorizations.
The accompanying notes are an integral part of these financial statements.

6

First American Multi-Manager International Equity Fund
Schedule of Investments
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — 53.0%
AUSTRALIA — 0.8%
ANZ Group Holdings Ltd.	34,220	$723,041
Aristocrat Leisure Ltd.	30,497	1,233,341
Atlassian Corp. - Class A(a)	12,671	2,012,281
BlueScope Steel Ltd.	46,164	706,076
Brambles Ltd.	35,925	473,529
Cochlear Ltd.	2,976	581,905
Computershare Ltd.	16,263	283,896
DGL Group Ltd.(a)	20,623	6,708
Evolution Mining Ltd.	11,201	35,591
GR Engineering Services Ltd.	29,714	41,531
Horizon Oil Ltd.	215,936	29,921
Macmahon Holdings Ltd.	136,065	30,532
Mount Gibson Iron Ltd.(a)	70,521	16,363
New Hope Corp. Ltd.	5,086	18,368
Northern Star Resources Ltd.	5,749	62,908
oOh!media Ltd.	206,490	188,010
Pro Medicus Ltd.	565	69,855
REA Group Ltd.	832	116,141
Ricegrowers Ltd.	2,320	14,420
Solvar Ltd.	19,981	18,084
Wagners Holding Co., Ltd.	9,659	5,745
Whitehaven Coal Ltd.	41,842	209,603
Zip Co. Ltd.(a)	65,433	125,105
Total Australia		7,002,954
AUSTRIA — 0.2%
Erste Group Bank AG	32,884	1,804,219
Fabasoft AG	473	7,875
Palfinger AG	231	5,838
Raiffeisen Bank International AG	9,646	192,249
RHI Magnesita NV	2,690	123,353
Zumtobel Group AG	1,953	11,789
Total Austria		2,145,323
BELGIUM — 0.1%
Colruyt Group N.V	366	17,038
KBC Group NV	2,136	169,950
Lotus Bakeries NV	5	67,103
UCB SA	1,524	274,814
Total Belgium		528,905
BERMUDA — 0.5%
Arch Capital Group Ltd.(a)	38,713	4,331,210
HAL Trust	513	67,622
Total Bermuda		4,398,832
BRAZIL — 1.0%
Banco BTG Pactual SA	82,251	505,491
Caixa Seguridade Participacoes S/A	92,102	246,498
Centrais Eletricas Brasileiras SA	56,117	404,831

Investments	Shares	Value
Embraer SA(a)	31,978	$282,993
Equatorial Energia SA	60,411	361,066
Lojas Renner SA	111,015	366,810
NU Holdings Ltd. - Class A(a)	276,515	3,774,430
Petroleo Brasileiro SA - ADR	77,360	1,114,758
PRIO SA	78,406	624,778
Raia Drogasil SA	85,575	402,608
Suzano SA	26,872	268,241
Vale SA - ADR	35,803	418,179
WEG SA	56,110	562,573
Total Brazil		9,333,256
BRITAIN — 6.4%
3i Group PLC	141,340	6,257,390
4imprint Group PLC	180	12,017
AJ Bell PLC	45,477	273,467
Ashtead Group PLC	31,700	2,460,595
AstraZeneca PLC	47,902	7,461,459
AstraZeneca PLC - ADR	4,637	361,269
Auto Trader Group PLC(b)	17,483	202,955
BAE Systems PLC	207,007	3,426,721
Barclays PLC	1,028,247	3,094,511
Barclays PLC - ADR	67,993	826,115
Centrica PLC	247,926	386,928
Cerillion PLC	963	23,173
Coca-Cola Europacific Partners PLC	25,300	1,992,375
Compass Group PLC	81,149	2,600,041
Costain Group PLC	35,140	46,338
Diageo PLC	56,358	1,966,448
dotdigital group PLC	46,816	55,339
FDM Group Holdings PLC	41,978	216,551
Forterra PLC(b)	35,636	82,985
Gamma Communications PLC	1,182	26,361
Global Ship Lease, Inc. - Class A	576	15,350
GSK PLC	63,600	1,293,619
GSK PLC - ADR	32,280	1,319,606
Haleon PLC	387,500	2,026,520
Howden Joinery Group PLC	21,229	258,057
HSBC Holdings PLC	25,600	231,833
HSBC Holdings PLC	10,102	90,611
Ibstock PLC(b)	41,428	102,988
IntegraFin Holdings PLC	52,876	262,392
Intermediate Capital Group PLC	54,659	1,633,463
Kier Group PLC	21,387	39,491
London Stock Exchange Group PLC	17,684	2,417,954
Mortgage Advice Bureau Holdings Ltd.	15,047	129,069
National Grid PLC	224,484	3,094,647
NatWest Group PLC	132,607	612,660
Odfjell Technology Ltd.	9,968	45,824
Pensionbee Group PLC(a)	8,348	19,373

The accompanying notes are an integral part of these financial statements.

7

First American Multi-Manager International Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
BRITAIN — (continued)
Record PLC	7,638	$6,438
Renold PLC	67,333	48,111
Rentokil Initial PLC	212,300	1,041,738
Rightmove PLC	35,703	296,078
Rio Tinto PLC	38,608	2,736,185
Rolls-Royce Holdings PLC(a)	533,354	3,766,716
Sage Group PLC (The)	18,371	252,092
Shell PLC	81,826	2,666,951
Standard Chartered PLC	26,031	276,821
TechnipFMC PLC	32,240	845,655
Unilever PLC	22,900	1,484,190
Victorian Plumbing Group PLC	43,580	60,104
Vodafone Group PLC	14,126	14,179
Total Britain		58,861,753
CANADA — 1.8%
ADENTRA, Inc.	1,180	37,003
Algoma Central Corp.	1,500	16,448
Brookfield Corp.	60,000	3,186,661
CAE, Inc.(a)	9,879	185,462
Cameco Corp.	47,300	2,259,642
Canadian Natural Resources Ltd.	68,227	2,265,573
Canadian Pacific Kansas City Ltd.	49,322	4,219,004
Canfor Pulp Products, Inc.(a)	2,421	1,611
CES Energy Solutions Corp.	10,400	57,519
Fortuna Mining Corp.(a)	1,724	8,018
Jaguar Mining, Inc.(a)	8,100	31,982
Lassonde Industries, Inc. - Class A	200	26,212
Lucara Diamond Corp.(a)	14,826	5,043
Lucero Energy Corp.(a)	45,000	15,638
Magna International, Inc.	23,300	955,809
Martinrea International, Inc.	6,179	52,312
Melcor Developments Ltd.	2,000	19,550
Mullen Group Ltd.	5,366	56,459
Pason Systems, Inc.	7,898	77,844
Softchoice Corp.	2,200	30,484
Waste Connections, Inc.	15,343	2,743,635
Total Canada		16,251,909
CHILE — 0.1%
Antofagasta PLC	19,543	527,740
Banco Santander Chile - ADR	2,820	58,543
Sociedad Quimica y Minera de Chile SA - ADR	2,146	89,446
Total Chile		675,729
CHINA — 4.0%
Alibaba Group Holding Ltd.	155,816	2,071,054
Anhui Gujing Distillery Co., Ltd. - Class B	4,300	67,904

Investments	Shares	Value
China Pacific Insurance Group Co., Ltd. - Class H	207,000	$729,656
China Petroleum & Chemical Corp. - Class H	1,778,000	1,100,245
Fuyao Glass Industry Group Co., Ltd. - Class H(b)	136,000	913,949
Haitian International Holdings Ltd.	241,314	760,976
Innovent Biologics, Inc.(a)(b)	147,500	895,102
Kanzhun Ltd. - ADR	37,119	644,386
Kinetic Development Group Ltd.	329,182	60,595
Lenovo Group Ltd.	530,000	712,454
Meituan - Class B(a)(b)	199,900	4,254,646
Midea Group Co. Ltd.(a)	114,100	1,089,798
Modern Land China Co., Ltd.(a)	430,000	1,162
Natural Food International Holding Ltd.	174,681	11,455
New Hope Service Holdings Ltd.	71,000	17,076
PICC Property & Casualty Co., Ltd. - Class H	706,000	1,046,220
Ping An Insurance Group Co. of China Ltd. - Class H	597,000	3,790,561
Shenzhou International Group Holdings Ltd.	52,900	469,127
Tencent Holdings Ltd.	206,300	11,551,332
Tencent Music Entertainment Group - ADR	59,160	712,878
Trip.com Group Ltd.(a)	46,700	2,822,806
Trip.com Group Ltd. - ADR(a)	28,035	1,666,120
Tsingtao Brewery Co., Ltd. - Class H	96,000	750,676
Xin Point Holdings Ltd.	34,000	15,691
Yangzijiang Shipbuilding Holdings Ltd.	172,100	327,911
Total China		36,483,780
DENMARK — 1.9%
AP Moller - Maersk A/S - Class B	174	292,717
Columbus AS	18,502	29,729
Demant A/S(a)	790	30,875
Genmab AS(a)	776	188,878
North Media A/S	743	6,105
Novo Nordisk A/S	128,649	15,318,657
Pandora A/S	4,531	746,558
ROCKWOOL A/S - Class B	1,233	579,445
Total Denmark		17,192,964
FINLAND — 0.0%(c)
Wartsila OYJ Abp	17,049	382,192
FRANCE — 4.0%
AKWEL SADIR	736	7,952
Alten SA	2,549	285,330

The accompanying notes are an integral part of these financial statements.

8

First American Multi-Manager International Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
FRANCE — (continued)
Amundi SA(b)	16,300	$1,218,698
BNP Paribas SA	11,335	777,858
CBo Territoria	4,714	19,048
Cie de Saint-Gobain SA	34,250	3,121,890
Cie Generale des Etablissements Michelin SCA	43,900	1,782,387
Dassault Aviation SA	2,594	534,362
Engie SA	28,851	498,396
Eurazeo SE	5,725	470,737
GL Events SACA	1,089	23,261
Hermes International SCA	1,227	3,019,060
HEXAOM SA(a)	756	18,515
Kaufman & Broad SA	1,203	41,782
Klepierre SA	13,730	450,215
Lectra	2,709	88,218
L’Oreal SA	12,164	5,453,175
LVMH Moet Hennessy Louis Vuitton SE	2,300	1,766,437
Manitou BF SA	530	10,991
Nexans SA	783	114,796
NRJ Group	1,377	11,835
Pluxee NV(a)	2,804	59,144
Publicis Groupe SA	243	26,592
Quadient SA	1,274	23,857
Rexel SA	22,896	663,278
Safran SA	32,479	7,663,460
Schneider Electric SE	25,343	6,704,812
Sodexo SA	840	68,870
Sopra Steria Group SACA	570	119,817
SPIE SA	1,750	66,934
TotalEnergies SE	24,300	1,575,014
Vicat SACA	495	19,473
Total France		36,706,194
GERMANY — 2.4%
adidas AG	2,228	589,757
AlzChem Group AG	382	20,058
CTS Eventim AG & Co. KGaA	1,625	168,843
Deutsche Bank AG	21,371	368,388
Deutsche Boerse AG	2,028	475,571
Heidelberg Materials AG	5,649	614,038
HOCHTIEF AG	3,102	382,020
Infineon Technologies AG	31,037	1,086,271
Knorr-Bremse AG	2,373	210,963
Krones AG	336	48,262
KSB SE & Co. KGaA	26	19,223
KWS Saat SE & Co. KGaA	449	31,768
Leifheit AG	365	7,330
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,357	5,148,470
Nemetschek SE	21,023	2,176,441
SAP SE	25,268	5,739,922

Investments	Shares	Value
Siemens Energy AG(a)	68,604	$2,526,916
Symrise AG	10,400	1,437,859
Talanx AG	2,289	192,697
Traton SE	743	24,330
Vonovia SE	25,787	939,807
Total Germany		22,208,934
GREECE — 0.1%
Eurobank Ergasias Services and Holdings SA	183,868	421,222
National Bank of Greece SA	45,898	394,404
Piraeus Financial Holdings SA	27,127	115,508
Total Greece		931,134
Hong Kong — 0.5%
AIA Group Ltd.	286,100	2,529,925
APT Satellite Holdings Ltd.	94,000	25,996
Bank of East Asia Ltd. (The)	86,000	110,538
BOC Hong Kong Holdings Ltd.	4,500	14,349
Chen Hsong Holdings	38,098	7,415
Jardine Matheson Holdings Ltd.	3,000	117,182
Kerry Logistics Network Ltd.	173,038	192,734
Orient Overseas International Ltd.	5,500	77,192
PC Partner Group Ltd.	16,000	8,728
Pico Far East Holdings Ltd.	264,607	62,667
Singamas Container Holdings Ltd.	276,253	24,906
SITC International Holdings Co., Ltd.	101,043	269,577
Stella International Holdings Ltd.	52,500	99,131
Techtronic Industries Co., Ltd.	72,000	1,091,421
VTech Holdings Ltd.	3,200	22,357
Total Hong Kong		4,654,118
HUNGARY — 0.0%(c)
OTP Bank Nyrt	9,392	491,223
INDIA — 2.3%
Axis Bank Ltd. - GDR(d)	25,340	1,862,977
Cipla Ltd. - GDR(d)	60,699	1,201,840
GAIL India Ltd. - GDR(d)	56,751	976,361
HDFC Bank Ltd. - ADR	9,487	593,507
Hindalco Industries Ltd. - GDR(b)	75,540	681,650
ICICI Bank Ltd. - ADR	286,978	8,566,293
Infosys Ltd. - ADR	121,823	2,712,998
Larsen & Toubro Ltd. - GDR(d)	9,080	398,252
Mahindra & Mahindra Ltd. - GDR	45,142	1,667,157
MakeMyTrip Ltd.(a)	10,425	969,004
Reliance Industries Ltd. - GDR(b)	17,135	1,207,673

The accompanying notes are an integral part of these financial statements.

9

First American Multi-Manager International Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
INDIA — (continued)
Reliance Industries Ltd. - GDR(b)	4,920	$342,580
Total India		21,180,292
INDONESIA — 0.5%
Bank Central Asia Tbk PT	5,473,900	3,732,116
Bank Mandiri Persero Tbk PT	860,800	393,608
Bumitama Agri Ltd.	37,500	21,890
Sarana Menara Nusantara Tbk PT	3,228,352	182,293
Telkom Indonesia Persero Tbk PT	1,189,400	235,035
Total Indonesia		4,564,942
IRELAND — 1.8%
Accenture PLC - Class A	8,600	3,039,928
Experian PLC	117,231	6,175,974
ICON PLC(a)	22,708	6,524,235
James Hardie Industries PLC(a)	14,356	574,625
PDD Holdings, Inc. - ADR(a)	3,121	420,742
Total Ireland		16,735,504
ISRAEL — 0.6%
Check Point Software Technologies Ltd.(a)	5,687	1,096,510
Monday.com Ltd.(a)	11,944	3,317,685
Nice Ltd. - ADR(a)	1,269	220,387
Nova Ltd.(a)	377	78,544
Wix.com Ltd.(a)	3,559	594,958
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	1,414	13,267
Total Israel		5,321,351
ITALY — 1.8%
A2A SpA	213,550	493,507
Banca Monte dei Paschi di Siena SpA	20,381	117,922
BPER Banca SPA	29,355	165,425
Cairo Communication SpA	7,053	16,911
Danieli & C Officine Meccaniche SpA	851	20,436
Emak SpA	21,988	24,002
Enel SpA	269,727	2,155,518
Ferrari NV	17,227	8,069,390
FinecoBank Banca Fineco SpA	15,886	272,391
FNM SpA	30,414	14,777
Gruppo MutuiOnline SpA	6,426	237,738
Intesa Sanpaolo SpA	39,652	169,724
Leonardo SpA	38,369	856,322
Orsero SpA	5,184	73,314
Piquadro SpA	1,638	3,740
Powersoft SpA	1,000	16,831

Investments	Shares	Value
UniCredit SpA	99,938	$4,391,752
Total Italy		17,099,700
JAPAN — 5.2%
77 Bank Ltd. (The)	2,800	76,605
Ai Holdings Corp.	5,200	86,395
Ajis Co., Ltd.	1,000	17,111
Allied Telesis Holdings KK	15,200	9,734
Asics Corp.	3,000	62,854
Avant Group Corp.	2,000	31,391
Brother Industries Ltd.	21,600	419,737
Capcom Co., Ltd.	9,600	223,241
Chugoku Marine Paints Ltd.	2,100	29,934
Comture Corp.	1,700	20,685
Creek & River Co., Ltd.	2,000	20,418
CTS Co., Ltd.	4,600	26,548
Daihatsu Diesel Manufacturing Co., Ltd.	9,800	96,045
Dai-Ichi Cutter Kogyo KK	2,800	28,791
Dai-ichi Life Holdings, Inc.	9,500	244,721
Daikin Industries Ltd.	9,500	1,333,982
Densan System Holdings Co., Ltd.	1,400	25,958
Eiken Chemical Co., Ltd.	2,500	40,549
Elecom Co., Ltd.	5,500	55,669
ENEOS Holdings, Inc.	42,100	229,215
FANUC Corp.	35,400	1,034,624
Fast Retailing Co., Ltd.	100	33,131
Freee KK(a)	9,200	157,045
Fujii Sangyo Corp.	600	9,898
Fujimori Kogyo Co., Ltd.	300	9,216
Fujitsu Ltd.	21,000	430,813
G-7 Holdings, Inc.	2,500	29,113
Gecoss Corp.	3,400	21,101
Gun-Ei Chemical Industry Co., Ltd.	500	9,431
Higashi Twenty One Co., Ltd.	1,700	13,272
Hitachi Ltd.	116,800	3,085,704
I K K Holdings, Inc.	2,600	14,601
ID Holdings Corp.	3,400	33,033
Idemitsu Kosan Co., Ltd.	29,300	210,372
IMAGICA GROUP, Inc.	5,500	19,660
Inpex Corp.	5,200	70,538
JAC Recruitment Co., Ltd.	7,200	38,472
Japan Exchange Group, Inc.	3,200	41,534
Japan Post Bank Co., Ltd.	32,000	299,006
Japan Post Holdings Co., Ltd.	49,000	467,621
Japan Post Insurance Co., Ltd.	9,000	163,686
Juroku Financial Group, Inc.	1,900	52,379
Justsystems Corp.	1,100	27,461
Kanamoto Co., Ltd.	900	18,690
KAWADA TECHNOLOGIES, Inc.	2,700	47,967
KDDI Corp.	900	28,808
Kenko Mayonnaise Co., Ltd.	2,600	40,472

The accompanying notes are an integral part of these financial statements.

10

First American Multi-Manager International Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
JAPAN — (continued)
Keyence Corp.	4,800	$2,297,528
Kimura Unity Co., Ltd.	1,700	17,137
Kita-Nippon Bank Ltd.	800	13,271
Kobe Bussan Co., Ltd.	59,400	1,869,709
Koike Sanso Kogyo Co., Ltd.	1,200	48,690
Kokuyo Co., Ltd.	3,900	68,876
Konami Group Corp.	2,000	202,977
Konoike Transport Co., Ltd.	1,200	20,859
Kubota Corp.	58,600	831,850
Kuriyama Holdings Corp.	900	7,472
Kyokuto Securities Co., Ltd.	3,400	33,031
Makiya Co., Ltd.	1,100	7,521
MarkLines Co., Ltd.	15,800	323,571
Maruzen Showa Unyu Co., Ltd.	900	34,316
Mazda Motor Corp.	52,500	393,571
Medikit Co., Ltd.	100	2,013
Megachips Corp.	1,300	47,240
MEITEC Group Holdings, Inc.	7,100	157,056
Mercari, Inc.(a)	9,700	169,970
Mitani Sangyo Co., Ltd.	6,600	14,772
Mitsubishi Electric Corp.	15,100	243,349
Mitsubishi Heavy Industries Ltd.	269,300	4,002,011
Mitsubishi Kakoki Kaisha Ltd.	800	19,774
Mitsubishi UFJ Financial Group, Inc.	233,700	2,379,092
MonotaRO Co., Ltd.	135,000	2,246,789
MS&AD Insurance Group Holdings, Inc.	17,100	398,948
Murakami Corp.	500	17,025
NEC Corp.	6,900	664,542
Nicca Chemical Co., Ltd.	6,300	53,829
NIDEC Corp.	28,000	588,599
Nihon Trim Co., Ltd.	2,500	62,862
Nintendo Co., Ltd.	35,400	1,887,395
Nippon Shinyaku Co., Ltd.	7,000	181,801
Nissan Motor Co., Ltd.	77,700	218,822
Nissin Corp.	1,100	31,850
Nisso Holdings Co., Ltd.	2,600	14,701
NS Tool Co., Ltd.	1,900	9,943
OIE Sangyo Co., Ltd.	800	11,042
Oiles Corp.	2,800	39,804
Optim Corp.(a)	3,700	15,646
Osaki Electric Co., Ltd.	3,700	19,046
Otsuka Corp.	600	14,800
Otsuka Holdings Co., Ltd.	25,900	1,460,645
Pan Pacific International Holdings Corp.	85,500	2,206,791
PR Times Corp.(a)	1,400	16,976
Recruit Holdings Co., Ltd.	73,500	4,476,826
Resona Holdings, Inc.	264,300	1,842,736
Ricoh Co., Ltd.	39,100	421,343

Investments	Shares	Value
Ryohin Keikaku Co., Ltd.	800	$14,729
Sakata INX Corp.	1,400	15,766
Santen Pharmaceutical Co., Ltd.	26,000	314,273
SCREEN Holdings Co., Ltd.	4,800	337,118
Seed Co., Ltd.	7,400	26,180
Seiko Epson Corp.	6,300	116,199
Sekisui Kasei Co., Ltd.	5,400	14,770
SHIFT, Inc.(a)	1,600	152,190
Shionogi & Co., Ltd.	3,000	42,968
Shofu, Inc.	1,400	22,734
SMS Co., Ltd.	900	13,557
Sompo Holdings, Inc.	114,200	2,558,752
Sony Group Corp.	118,500	2,301,440
St-Care Holding Corp.	2,300	12,048
Subaru Corp.	7,800	135,540
Sugimoto & Co., Ltd.	1,600	15,337
Sun*, Inc.(a)	2,100	7,688
Suzuken Co., Ltd.	10,300	360,115
Suzuki Co., Ltd.	3,200	36,529
System Research Co., Ltd.	1,900	18,837
T&D Holdings, Inc.	6,700	117,020
Taiko Bank Ltd.	1,500	13,999
Takaoka Toko Co., Ltd.	2,900	36,431
Techno Medica Co., Ltd.	400	5,105
TIS, Inc.	2,000	50,938
Tokio Marine Holdings, Inc.	11,200	410,869
Tokyo Electron Ltd.	3,400	603,743
Tokyo Seimitsu Co., Ltd.	3,000	158,406
TOPPAN Holdings, Inc.	4,600	136,360
Topy Industries Ltd.	2,200	30,366
Torex Semiconductor Ltd.	1,100	11,948
Toshiba TEC Corp.	1,100	26,628
Toyo Kanetsu KK	400	11,178
Trend Micro, Inc.	5,700	337,897
Trinity Industrial Corp.	1,500	9,810
Tsubakimoto Kogyo Co., Ltd.	2,100	25,347
Tsukada Global Holdings, Inc.	7,900	22,685
TYK Corp.	3,500	9,854
Universal Engeisha KK	600	15,978
USS Co., Ltd.	6,000	56,761
Wacom Co., Ltd.	9,500	45,329
Warabeya Nichiyo Holdings Co., Ltd.	2,800	45,396
Yamaha Corp.	8,100	69,739
Yokowo Co., Ltd.	1,000	10,423
Yorozu Corp.	1,900	14,266
Yushin Precision Equipment Co., Ltd.	5,900	26,587
Yutaka Giken Co., Ltd.	1,400	17,910
Zero Co., Ltd.	600	9,962
Total Japan		48,443,353
JORDAN — 0.0%(c)
Hikma Pharmaceuticals PLC	4,722	120,628

The accompanying notes are an integral part of these financial statements.

11

First American Multi-Manager International Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
LITHUANIA — 0.1%
Baltic Classifieds Group PLC	127,817	$518,864
MALAYSIA — 0.1%
CIMB Group Holdings Bhd	276,200	539,955
Frencken Group Ltd.	10,700	11,482
Heineken Malaysia Bhd	35,302	200,034
Total Malaysia		751,471
MEXICO — 0.5%
Corp. Moctezuma SAB de CV	68,690	266,876
Fomento Economico Mexicano SAB de CV - ADR	10,152	1,002,104
Grupo Financiero Banorte SAB de CV	95,613	680,508
Grupo Mexico SAB de CV - Class B	424,350	2,370,670
Wal-Mart de Mexico SAB de CV	162,384	489,956
Total Mexico		4,810,114
NETHERLANDS — 2.5%
ABN AMRO Bank NV(b)	15,571	281,232
Adyen NV(a)(b)	2,460	3,852,741
Akzo Nobel NV	14,900	1,050,953
Arcadis NV	552	38,262
ASM International NV	6,905	4,550,387
ASML Holding NV	6,253	5,212,820
ASML Holding NV	4,988	4,156,251
Heineken NV	14,200	1,259,073
Koninklijke Ahold Delhaize NV	2,665	92,081
Koninklijke BAM Groep NV	46,493	217,754
Koninklijke KPN NV	75,162	306,982
Koninklijke Philips NV(a)	6,255	204,967
NN Group NV	14,323	714,341
Wolters Kluwer NV	7,073	1,192,205
Total Netherlands		23,130,049
NEW ZEALAND — 0.0%(c)
Rakon Ltd.(a)	17,531	7,239
Scales Corp. Ltd.	3,335	7,420
SKY Network Television Ltd.	23,673	38,961
Xero Ltd.(a)	2,100	217,872
Total New Zealand		271,492
NORWAY — 0.1%
Bouvet ASA	49,610	327,934
Cambi ASA	4,755	6,355
Hoegh Autoliners ASA	2,407	31,099
Reach Subsea ASA	30,914	22,854
Sparebanken More	2,257	17,955
Telenor ASA	18,694	239,261
Wilh Wilhelmsen Holding ASA - Class B	459	18,291

Investments	Shares	Value
Wilson ASA(a)	2,111	$12,602
Total Norway		676,351
PERU — 0.3%
Credicorp Ltd.	14,538	2,630,942
POLAND — 0.3%
Allegro.eu SA(a)(b)	24,464	221,069
Bank Polska Kasa Opieki SA	13,225	505,310
Grupa Pracuj SA	16,924	238,161
ORLEN SA	37,867	550,005
Powszechna Kasa Oszczednosci Bank Polski SA	40,060	583,769
Powszechny Zaklad Ubezpieczen SA	41,553	454,453
Total Poland		2,552,767
PORTUGAL — 0.0%(c)
Galp Energia SGPS SA	6,101	114,555
Ibersol SGPS SA	4,724	38,066
Jeronimo Martins SGPS SA	13,672	268,740
Total Portugal		421,361
Saudi Arabia — 0.1%
Saudi National Bank (The)	104,113	953,292
SINGAPORE — 0.9%
BRC Asia Ltd.	14,800	27,114
DBS Group Holdings Ltd.	68,100	2,022,539
Haw Par Corp. Ltd.	39,900	336,254
HRnetgroup Ltd.	101,100	53,155
Japfa Ltd.(a)	77,000	20,923
Oversea-Chinese Banking Corp. Ltd.	22,200	261,412
Raffles Medical Group Ltd.	16,900	12,096
Sea Ltd. - ADR(a)	53,194	5,015,130
Singapore Exchange Ltd.	55,400	492,195
Total Singapore		8,240,818
South Africa — 0.3%
Absa Group Ltd.	67,650	688,118
Anglo American Platinum Ltd.	1,898	68,195
Aspen Pharmacare Holdings Ltd.	26,765	302,176
Bid Corp. Ltd.	17,548	450,354
Bidvest Group Ltd.	24,745	420,020
Gold Fields Ltd.	32,288	498,697
Shoprite Holdings Ltd.	25,234	432,096
Total South Africa		2,859,656
SOUTH KOREA — 1.6%
Hanwha Aerospace Co., Ltd.	1,761	401,455
Hanwha Industrial Solutions Co., Ltd. of New(a)	1,404	35,754
KB Financial Group, Inc.	17,803	1,105,684
Kia Corp.	28,784	2,206,700

The accompanying notes are an integral part of these financial statements.

12

First American Multi-Manager International Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
SOUTH KOREA — (continued)
Krafton, Inc.(a)	2,976	$781,291
LG Electronics, Inc.	4,767	381,934
NICE Information Service Co., Ltd.	9,929	80,647
S-1 Corp.	3,399	153,945
Samsung Biologics Co., Ltd.(a)(b)	802	600,568
Samsung Electro-Mechanics Co., Ltd.	3,587	365,604
Samsung Electronics Co., Ltd.	86,633	4,106,001
Samsung Electronics Co., Ltd. - GDR(d)	1,000	1,172,431
Samsung Fire & Marine Insurance Co., Ltd.	1,913	505,693
Samsung SDI Co., Ltd.	1,912	554,986
SK Hynix, Inc.	16,830	2,267,144
Total South Korea		14,719,837
SPAIN — 0.5%
ACS Actividades de Construccion y Servicios SA	1,204	55,601
Banco Bilbao Vizcaya Argentaria SA	49,245	533,074
CaixaBank SA	158,428	944,371
Industria de Diseno Textil SA	45,782	2,709,698
Naturhouse Health SAU	579	1,086
Total Spain		4,243,830
SWEDEN — 1.3%
Alleima AB	2,433	17,108
Assa Abloy AB - Class B	43,900	1,478,077
Atlas Copco AB - Class A	164,638	3,185,190
BTS Group AB - Class B	3,047	86,424
Cloetta AB - Class B	16,080	38,743
Nederman Holding AB	1,354	28,865
Nordic Paper Holding AB	5,860	31,115
Nordnet AB publ	3,243	77,797
Skandinaviska Enskilda Banken AB - Class A	30,200	462,044
SkiStar AB	13,247	215,188
Spotify Technology SA(a)	12,802	4,717,921
Telefonaktiebolaget LM Ericsson - ADR	89,115	675,492
Telia Co. AB	36,442	117,854
Volvo AB - Class B	29,842	788,923
Zinzino AB - Class B	3,183	28,272
Total Sweden		11,949,013
SWITZERLAND — 2.2%
ABB Ltd.	31,152	1,805,773
Alcon, Inc.	20,500	2,049,745
APG SGA SA	86	20,120
BKW AG	2,262	410,144
Cicor Technologies Ltd.(a)	398	24,743

Investments	Shares	Value
dormakaba Holding AG	52	$38,518
DSM-Firmenich AG	11,334	1,560,765
Givaudan SA	170	932,473
Klingelnberg AG	360	6,635
Logitech International SA	10,590	947,623
Lonza Group AG	5,662	3,581,887
Novartis AG	4,437	510,769
On Holding AG - Class A(a)	284	14,243
Roche Holding AG	13,659	4,372,446
Schindler Holding AG	1,709	501,060
UBS Group AG	108,137	3,338,721
Total Switzerland		20,115,665
TAIWAN — 3.6%
Accton Technology Corp.	40,000	674,569
ASE Technology Holding Co., Ltd.	140,000	674,334
Cathay Financial Holding Co., Ltd.	342,037	720,551
CTBC Financial Holding Co., Ltd.	483,000	525,989
Delta Electronics, Inc.	78,000	942,117
E Ink Holdings, Inc.	89,000	828,873
Hon Hai Precision Industry Co., Ltd.	532,000	3,179,673
Kerry TJ Logistics Co., Ltd.	75,000	94,278
Lumax International Corp. Ltd.	20,731	77,928
MediaTek, Inc.	42,000	1,568,431
Taiwan Semiconductor Manufacturing Co., Ltd.	563,000	17,188,210
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	33,942	5,894,707
Uni-President Enterprises Corp.	172,000	473,605
Total Taiwan		32,843,265
THAILAND — 0.0%(c)
Kasikornbank PCL - NVDR	68,900	321,485
UNITED ARAB EMIRATES — 0.4%
Aldar Properties PJSC	1,612,119	3,299,507
Emaar Properties PJSC	252,179	598,500
First Abu Dhabi Bank PJSC	68,522	256,623
Total United Arab Emirates		4,154,630
UNITED STATES — 1.8%
Aon PLC - Class A	8,783	3,038,830
Coupang, Inc.(a)	140,697	3,454,111
EPAM Systems, Inc.(a)	6,360	1,265,831
Ferguson Enterprises, Inc.	13,282	2,616,652
Linde PLC	5,924	2,824,919
STERIS PLC	12,950	3,140,893
Total United States		16,341,236

The accompanying notes are an integral part of these financial statements.

13

First American Multi-Manager International Equity Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
COMMON STOCKS — (continued)
URUGUAY — 0.4%
Globant SA(a)	1,880	$372,503
MercadoLibre, Inc.(a)	1,705	3,498,592
Total Uruguay		3,871,095
VIRGIN ISLANDS (BRITISH) — 0.0%(c)
SF Real Estate Investment Trust	41,675	16,025
TOTAL COMMON STOCKS (Cost $415,223,023)		488,108,228
EXCHANGE-TRADED FUNDS — 44.9%
Amundi MSCI India II UCITS ETF(a)	156,921	5,711,561
iShares Core MSCI EAFE ETF	551	43,006
iShares MSCI India ETF(a)	28,278	1,655,111
Schwab Emerging Markets Equity ETF	3,778,080	110,244,374
Schwab International Equity ETF(e)	7,212,007	296,557,728
TOTAL EXCHANGE-TRADED FUNDS (Cost $380,993,035)		414,211,780
PREFERRED STOCKS — 0.3%
BRAZIL — 0.2%
Banco Bradesco SA	146,475	396,860
Itau Unibanco Holding SA	221,992	1,476,247
Total Brazil		1,873,107
GERMANY — 0.1%
FUCHS SE	464	22,535
Henkel AG & Co. KGaA	11,099	1,042,892
Total Germany		1,065,427
TOTAL PREFERRED STOCKS (Cost $2,701,630)		2,938,534
SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Class, 4.83%(f) (Cost $18,657,429)	18,657,429	18,657,429
TOTAL INVESTMENTS — 100.2% (Cost $817,575,117)		$923,915,971
OTHER ASSETS AND LIABILITIES, NET — (0.2)%		(1,553,677)
NET ASSETS — 100.0%		$922,362,294

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $14,858,836 or 1.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2024, the value of these securities was $5,611,861 representing 0.6% of net assets.

(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
ADR	American Depositary Receipt
ASA	Advanced Subscription Agreement
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
The accompanying notes are an integral part of these financial statements.

14

First American Multi-Manager International Equity Fund
Schedule of Investments(continued)
September 30, 2024
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$2,012,281	$4,990,673	$—	$7,002,954
Austria	—	2,145,323	—	2,145,323
Belgium	—	528,905	—	528,905
Bermuda	4,331,210	67,622	—	4,398,832
Brazil	9,333,256	—	—	9,333,256
Britain	5,360,370	53,501,383	—	58,861,753
Canada	16,251,909	—	—	16,251,909
Chile	147,989	527,740	—	675,729
China	4,113,182	32,370,598	—	36,483,780
Denmark	—	17,192,964	—	17,192,964
Finland	—	382,192	—	382,192
France	—	36,706,194	—	36,706,194
Germany	—	22,208,934	—	22,208,934
Greece	—	931,134	—	931,134
Hong Kong	—	4,654,118	—	4,654,118
Hungary	—	491,223	—	491,223
India	14,043,642	7,136,650	—	21,180,292
Indonesia	—	4,564,942	—	4,564,942
Ireland	9,984,905	6,750,599	—	16,735,504
Israel	5,308,084	13,267	—	5,321,351
Italy	—	17,099,700	—	17,099,700
Japan	—	48,443,353	—	48,443,353
Jordan	—	120,628	—	120,628
Lithuania	—	518,864	—	518,864
Malaysia	—	751,471	—	751,471
Mexico	4,543,238	266,876	—	4,810,114
Netherlands	4,156,251	18,973,798	—	23,130,049
New Zealand	—	271,492	—	271,492
Norway	—	676,351	—	676,351
Peru	2,630,942	—	—	2,630,942
Poland	—	2,552,767	—	2,552,767
Portugal	—	421,361	—	421,361
Saudi Arabia	—	953,292	—	953,292
Singapore	5,015,130	3,225,688	—	8,240,818
South Africa	—	2,859,656	—	2,859,656
South Korea	35,754	14,684,083	—	14,719,837
Spain	—	4,243,830	—	4,243,830
Sweden	5,393,413	6,555,600	—	11,949,013
Switzerland	14,243	20,101,422	—	20,115,665
Taiwan	5,894,707	26,948,558	—	32,843,265
Thailand	—	321,485	—	321,485
United Arab Emirates	—	4,154,630	—	4,154,630
United States	13,724,584	2,616,652	—	16,341,236

The accompanying notes are an integral part of these financial statements.

15

First American Multi-Manager International Equity Fund
Schedule of Investments(concluded)
September 30, 2024

	Level 1	Level 2	Level 3	Total
Assets: — (continued)
Common Stocks — (continued)
Uruguay	$3,871,095	$—	$—	$3,871,095
Virgin Islands (British)	—	16,025	—	16,025
Total Common Stocks	116,166,185	371,942,043	—	488,108,228
Exchange-Traded Funds	408,500,219	5,711,561	—	414,211,780
Preferred Stocks	1,873,107	1,065,427	—	2,938,534
Money Market Funds	18,657,429	—	—	18,657,429
Total Investments*	$545,196,940	$378,719,031	$—	$923,915,971

*	See Schedule of Investments for additional detailed categorizations.
The accompanying notes are an integral part of these financial statements.

16

First American Multi-Manager Fixed-Income Fund
Schedule of Investments
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — 21.5%
BASIC MATERIALS — 0.4%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$1,000,000	$1,032,974
CF Industries, Inc., 5.38%, 03/15/2044	169,000	166,306
Dow Chemical Co., 5.60%, 02/15/2054	99,000	102,252
DuPont de Nemours, Inc.
4.73%, 11/15/2028	720,000	733,746
5.42%, 11/15/2048	70,000	77,420
Eastman Chemical Co.
5.00%, 08/01/2029	68,000	69,616
5.75%, 03/08/2033	110,000	116,265
Ecolab, Inc.
5.25%, 01/15/2028	98,000	101,958
2.70%, 12/15/2051	163,000	109,544
FMC Corp., 6.38%, 05/18/2053	780,000	835,425
Georgia-Pacific LLC, 0.95%, 05/15/2026(a)	537,000	510,343
Newmont Corp., 2.25%, 10/01/2030	470,000	421,048
Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%, 03/15/2026	63,000	63,830
Nucor Corp., 4.30%, 05/23/2027	115,000	115,823
Sherwin-Williams Co., 4.80%, 09/01/2031	2,062,000	2,103,071
Steel Dynamics, Inc., 5.38%, 08/15/2034	66,000	68,117
Westlake Corp., 3.38%, 08/15/2061	185,000	122,222
Total Basic Materials		6,749,960
COMMUNICATIONS — 0.9%
Amazon.com, Inc.
3.30%, 04/13/2027	136,000	134,263
4.65%, 12/01/2029	87,000	89,912
3.60%, 04/13/2032	51,000	49,284
3.88%, 08/22/2037	49,000	46,081
4.05%, 08/22/2047	83,000	74,702
AT&T, Inc.
5.40%, 02/15/2034	1,091,000	1,144,756
4.50%, 05/15/2035	167,000	162,620
4.90%, 08/15/2037	148,000	146,930
4.75%, 05/15/2046	379,000	354,635
3.50%, 09/15/2053	630,000	462,845
3.65%, 09/15/2059	28,000	20,316
3.85%, 06/01/2060	58,000	43,915

Investments	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	$89,000	$92,120
6.38%, 10/23/2035	555,000	566,724
3.50%, 06/01/2041	87,000	61,119
3.50%, 03/01/2042	430,000	298,799
5.38%, 05/01/2047	400,000	335,851
4.80%, 03/01/2050	410,000	313,884
3.85%, 04/01/2061	56,000	34,347
Cisco Systems, Inc., 4.85%, 02/26/2029	178,000	184,085
Comcast Corp.
4.15%, 10/15/2028	133,000	133,207
3.40%, 04/01/2030	71,000	68,115
4.25%, 10/15/2030	90,000	89,847
4.60%, 10/15/2038	96,000	93,311
4.00%, 03/01/2048	252,000	211,156
5.50%, 05/15/2064	191,000	197,491
Corning, Inc.
3.90%, 11/15/2049	83,000	67,595
5.45%, 11/15/2079	105,000	104,007
Cox Communications, Inc.
5.45%, 09/15/2028(a)	99,000	102,496
2.60%, 06/15/2031(a)	625,000	538,215
5.45%, 09/01/2034(a)	1,320,000	1,336,692
5.95%, 09/01/2054(a)	55,000	54,988
Discovery Communications LLC, 3.63%, 05/15/2030	160,000	144,153
Fox Corp., 5.58%, 01/25/2049	107,000	105,444
Level 3 Financing, Inc., 10.75%, 12/15/2030(a)	1,000,000	1,097,457
Meta Platforms, Inc., 5.55%, 08/15/2064	57,000	60,880
Paramount Global
4.20%, 05/19/2032	1,000,000	886,765
4.85%, 07/01/2042	112,000	89,334
5.85%, 09/01/2043	27,000	23,547
4.60%, 01/15/2045	46,000	33,950
Time Warner Cable LLC, 6.55%, 05/01/2037	4,000	3,959
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	145,871
3.00%, 02/15/2041	1,443,000	1,108,220
3.60%, 11/15/2060	95,000	69,061
Verizon Communications, Inc.
1.50%, 09/18/2030	1,000,000	857,980
1.68%, 10/30/2030	25,000	21,385
2.55%, 03/21/2031	477,000	425,921
4.50%, 08/10/2033	165,000	163,039
3.40%, 03/22/2041	110,000	89,836
2.85%, 09/03/2041	129,000	97,021

The accompanying notes are an integral part of these financial statements.

17

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
COMMUNICATIONS — (continued)
Verizon Communications, Inc. (continued)
3.88%, 03/01/2052	$110,000	$90,171
3.00%, 11/20/2060	204,000	131,662
Walt Disney Co., 2.00%, 09/01/2029	140,000	127,265
Total Communications		13,387,229
CONSUMER, CYCLICAL — 1.2%
AutoZone, Inc., 5.10%, 07/15/2029	46,000	47,385
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	150,000	156,704
Choice Hotels International, Inc., 5.85%, 08/01/2034	875,000	902,350
Costco Wholesale Corp., 1.60%, 04/20/2030	95,000	83,913
Cummins, Inc., 5.45%, 02/20/2054	1,000,000	1,057,868
Daimler Truck Finance North America LLC, 5.13%, 01/19/2028(a)	159,000	162,418
Dana, Inc., 5.38%, 11/15/2027	75,000	74,475
Darden Restaurants, Inc., 4.35%, 10/15/2027	72,000	71,985
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	1,021,703	962,576
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	380,412	355,728
Ford Motor Co., 4.75%, 01/15/2043	505,000	418,474
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	200,000	198,154
4.95%, 05/28/2027	1,200,000	1,197,061
5.11%, 05/03/2029	1,709,000	1,692,904
Gap, Inc.
3.63%, 10/01/2029(a)	50,000	45,225
3.88%, 10/01/2031(a)	125,000	109,269
General Motors Co., 6.25%, 10/02/2043	205,000	210,370
General Motors Financial Co., Inc.
2.40%, 10/15/2028	1,155,000	1,056,599
5.80%, 01/07/2029	236,000	245,466
5.85%, 04/06/2030	145,000	151,111
5.75%, 02/08/2031	47,000	48,595
2.70%, 06/10/2031	105,000	90,482
5.60%, 06/18/2031	105,000	107,814
5.45%, 09/06/2034	940,000	937,090

Investments	Principal Amount	Value
Genuine Parts Co., 6.50%, 11/01/2028	$132,000	$142,295
Home Depot, Inc., 4.90%, 04/15/2029	87,000	90,130
Hyatt Hotels Corp., 5.50%, 06/30/2034	92,000	94,023
Hyundai Capital America
4.30%, 09/24/2027(a)	105,000	104,763
5.35%, 03/19/2029(a)	103,000	106,106
5.30%, 06/24/2029(a)	105,000	108,109
4.55%, 09/26/2029(a)	445,000	444,062
Lowe’s Cos., Inc.
2.80%, 09/15/2041	1,250,000	917,821
3.70%, 04/15/2046	78,000	62,040
5.75%, 07/01/2053	1,150,000	1,213,443
Marriott International, Inc./MD
2.85%, 04/15/2031	192,000	172,837
3.50%, 10/15/2032	130,000	118,990
McDonald’s Corp.
4.80%, 08/14/2028	260,000	266,906
3.63%, 09/01/2049	127,000	100,052
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	86,000	88,659
3.60%, 09/01/2027	111,000	109,217
Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028(a)	25,000	25,846
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(a)	100,000	99,354
Toyota Motor Credit Corp.
4.55%, 08/09/2029	96,000	97,542
4.80%, 01/05/2034	535,000	545,515
United Airlines, Inc.
4.38%, 04/15/2026(a)	185,000	182,030
4.63%, 04/15/2029(a)	35,000	33,812
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	1,021,885
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	715,000	583,664
5.14%, 03/15/2052	235,000	181,249
William Carter Co., 5.63%, 03/15/2027(a)	250,000	249,476
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	150,000	132,359
Total Consumer, Cyclical		17,676,201
CONSUMER, NON-CYCLICAL — 3.8%
AbbVie, Inc.
4.95%, 03/15/2031	112,000	116,457
4.55%, 03/15/2035	380,000	380,094
4.05%, 11/21/2039	195,000	180,124
4.75%, 03/15/2045	150,000	145,916
4.25%, 11/21/2049	351,000	314,398

The accompanying notes are an integral part of these financial statements.

18

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
CONSUMER, NON-CYCLICAL — (continued)
Agilent Technologies, Inc.
2.75%, 09/15/2029	$171,000	$158,989
2.30%, 03/12/2031	253,000	221,878
Albertsons Cos., Inc./ Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/2029(a)	175,000	163,174
Amgen, Inc.
5.15%, 03/02/2028	112,000	115,328
5.25%, 03/02/2030	47,000	49,040
5.25%, 03/02/2033	140,000	145,751
2.80%, 08/15/2041	40,000	30,290
5.15%, 11/15/2041	55,000	55,122
4.40%, 05/01/2045	42,000	37,700
5.65%, 03/02/2053	78,000	82,050
5.75%, 03/02/2063	82,000	86,553
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	120,483
4.90%, 02/01/2046	244,000	240,302
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	200,000	188,880
4.60%, 04/15/2048	56,000	53,230
Ascension Health
2.53%, 11/15/2029	630,000	584,995
3.11%, 11/15/2039	120,000	99,943
Astrazeneca Finance LLC
4.88%, 03/03/2028	150,000	154,136
4.85%, 02/26/2029	180,000	185,637
4.90%, 03/03/2030	163,000	169,335
Automatic Data Processing, Inc., 4.45%, 09/09/2034	1,000,000	1,002,315
BAT Capital Corp.
6.34%, 08/02/2030	130,000	140,708
2.73%, 03/25/2031	620,000	554,440
4.39%, 08/15/2037	730,000	664,002
Becton Dickinson & Co.
4.69%, 02/13/2028	149,000	150,916
4.30%, 08/22/2032	66,000	64,822
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	168,000	181,950
2.95%, 03/15/2032	132,000	120,322
3.25%, 08/01/2042	60,000	47,717
6.40%, 11/15/2063	99,000	116,442
5.65%, 02/22/2064	78,000	82,658
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,450,000	1,308,310
Campbell Soup Co., 5.20%, 03/21/2029	1,100,000	1,139,278

Investments	Principal Amount	Value
Cardinal Health, Inc.
5.13%, 02/15/2029	$68,000	$69,944
4.50%, 11/15/2044	262,000	233,471
Cencora, Inc.
5.13%, 02/15/2034	167,000	171,940
4.30%, 12/15/2047	84,000	74,086
Cigna Group (The)
4.38%, 10/15/2028	261,000	262,014
2.40%, 03/15/2030	447,000	404,781
3.88%, 10/15/2047	62,000	50,073
3.40%, 03/15/2050	241,000	177,086
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,064,413
Conagra Brands, Inc., 7.00%, 10/01/2028	176,000	192,444
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	938,910
Constellation Brands, Inc., 4.35%, 05/09/2027	75,000	75,205
CVS Health Corp.
5.55%, 06/01/2031	146,000	152,299
4.78%, 03/25/2038	528,000	498,174
5.13%, 07/20/2045	332,000	309,322
6.05%, 06/01/2054	62,000	64,684
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	60,120
Elevance Health, Inc.
2.88%, 09/15/2029	127,000	119,119
6.10%, 10/15/2052	60,000	66,653
Eli Lilly & Co.
4.15%, 08/14/2027	46,000	46,430
4.70%, 02/27/2033	99,000	101,848
5.00%, 02/09/2054	335,000	340,584
5.20%, 08/14/2064	125,000	129,011
ERAC USA Finance LLC, 4.20%, 11/01/2046(a)	325,000	285,219
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	102,000	103,215
Ford Foundation (The), 2.82%, 06/01/2070	186,000	118,494
Gilead Sciences, Inc., 5.55%, 10/15/2053	81,000	86,949
GXO Logistics, Inc., 6.25%, 05/06/2029	140,000	147,342
Haleon US Capital LLC
3.38%, 03/24/2029	1,500,000	1,447,757
3.63%, 03/24/2032	357,000	335,805
HCA, Inc.
3.38%, 03/15/2029	64,000	61,102
3.50%, 09/01/2030	141,000	132,875
5.45%, 04/01/2031	95,000	98,981
7.75%, 07/15/2036	150,000	177,993
5.25%, 06/15/2049	85,000	80,708

The accompanying notes are an integral part of these financial statements.

19

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
CONSUMER, NON-CYCLICAL — (continued)
HCA, Inc. (continued)
3.50%, 07/15/2051	$161,000	$116,009
4.63%, 03/15/2052	179,000	155,358
Hormel Foods Corp., 4.80%, 03/30/2027	132,000	134,495
Humana, Inc.
4.88%, 04/01/2030	154,000	156,723
5.88%, 03/01/2033	53,000	56,265
5.95%, 03/15/2034	101,000	108,090
Johnson & Johnson
4.80%, 06/01/2029	110,000	114,484
4.90%, 06/01/2031	1,150,000	1,208,532
2.25%, 09/01/2050	1,000,000	647,006
Kaiser Foundation Hospitals, 2.81%, 06/01/2041	1,000,000	771,101
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	1,247,000	1,096,593
Kraft Heinz Foods Co.
5.00%, 06/04/2042	2,256,000	2,202,852
4.38%, 06/01/2046	309,000	273,478
4.88%, 10/01/2049	86,000	81,058
Kroger Co.
4.70%, 08/15/2026	1,265,000	1,273,189
4.65%, 09/15/2029	102,000	102,563
4.90%, 09/15/2031	2,000,000	2,012,931
5.00%, 09/15/2034	64,000	64,534
3.88%, 10/15/2046	40,000	32,148
5.50%, 09/15/2054	119,000	119,762
5.65%, 09/15/2064	119,000	119,631
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030(a)	75,000	70,347
4.38%, 01/31/2032(a)	225,000	208,705
Mars, Inc., 4.65%, 04/20/2031(a)	1,175,000	1,185,247
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	142,948
3.89%, 07/01/2116	75,000	59,130
Mather Foundation, 2.68%, 10/01/2031	1,000,000	875,060
Medline Borrower LP, 3.88%, 04/01/2029(a)	175,000	165,684
Mondelez International, Inc., 4.75%, 08/28/2034	56,000	56,433
Mylan, Inc.
5.40%, 11/29/2043	180,000	166,098
5.20%, 04/15/2048	135,000	116,803
NBM US Holdings, Inc., 6.63%, 08/06/2029(a)	800,000	814,077
Nestle Holdings, Inc.
5.25%, 03/13/2026(a)	153,000	155,704
4.95%, 03/14/2030(a)	900,000	934,396

Investments	Principal Amount	Value
Novartis Capital Corp., 4.00%, 09/18/2031	$92,000	$91,268
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	275,000	264,437
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	43,258
PepsiCo, Inc.
2.25%, 03/19/2025	146,000	144,468
3.60%, 02/18/2028	94,000	93,373
3.90%, 07/18/2032	106,000	104,306
3.50%, 03/19/2040	3,000,000	2,565,645
4.00%, 03/05/2042	40,000	35,990
2.88%, 10/15/2049	1,000,000	714,680
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	596,121
5.13%, 02/15/2030	1,165,000	1,208,568
5.50%, 09/07/2030	480,000	508,144
President and Fellows of Harvard College
5.63%, 10/01/2038	210,000	234,648
6.50%, 01/15/2039(a)	105,000	126,146
Procter & Gamble Co.
1.20%, 10/29/2030	1,150,000	983,666
4.55%, 01/29/2034	1,000,000	1,032,852
Providence St. Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	100,973
Quanta Services, Inc.
4.75%, 08/09/2027	65,000	65,689
2.90%, 10/01/2030	109,000	100,362
2.35%, 01/15/2032	115,000	98,714
5.25%, 08/09/2034	65,000	66,449
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	95,000	62,521
Roche Holdings, Inc.
2.13%, 03/10/2025(a)	803,000	794,376
5.49%, 11/13/2030(a)	231,000	246,717
4.91%, 03/08/2031(a)	200,000	207,334
5.59%, 11/13/2033(a)	980,000	1,062,850
4.59%, 09/09/2034(a)	410,000	413,841
S&P Global, Inc., 2.70%, 03/01/2029	145,000	136,835
Smithfield Foods, Inc.
4.25%, 02/01/2027(a)	143,000	140,626
5.20%, 04/01/2029(a)	179,000	179,592
Stryker Corp., 4.63%, 09/11/2034	142,000	142,619
Sutter Health
5.16%, 08/15/2033	409,000	423,549
4.09%, 08/15/2048	125,000	108,492
Sysco Corp.
5.75%, 01/17/2029	1,000,000	1,056,862
5.95%, 04/01/2030	43,000	46,168

The accompanying notes are an integral part of these financial statements.

20

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
CONSUMER, NON-CYCLICAL — (continued)
Sysco Corp. (continued)
4.50%, 04/01/2046	$183,000	$162,884
4.45%, 03/15/2048	171,000	150,889
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	191,886
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	86,000	89,185
Trustees of Boston College, 3.13%, 07/01/2052	169,000	126,585
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	562,060
2.52%, 07/01/2050	90,000	62,889
Unilever Capital Corp.
4.88%, 09/08/2028	1,000,000	1,030,508
2.13%, 09/06/2029	840,000	767,385
4.63%, 08/12/2034	1,950,000	1,978,276
United Rentals North America, Inc.
5.25%, 01/15/2030	45,000	45,034
3.88%, 02/15/2031	62,000	57,671
3.75%, 01/15/2032	50,000	45,645
UnitedHealth Group, Inc.
1.25%, 01/15/2026	259,000	249,916
5.25%, 02/15/2028	108,000	112,392
5.00%, 04/15/2034	470,000	485,284
5.15%, 07/15/2034	82,000	85,583
4.75%, 05/15/2052	688,000	656,080
5.05%, 04/15/2053	265,000	263,059
4.95%, 05/15/2062	60,000	58,035
University of Chicago (The), 2.76%, 04/01/2045	100,000	79,640
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	140,000	122,895
Vector Group Ltd., 5.75%, 02/01/2029(a)	250,000	253,372
Viatris, Inc.
3.85%, 06/22/2040	169,000	131,631
4.00%, 06/22/2050	193,000	138,404
Zoetis, Inc.
2.00%, 05/15/2030	675,000	596,548
5.60%, 11/16/2032	71,000	76,032
Total Consumer, Non-cyclical		56,912,077
ENERGY — 2.1%
Apache Corp.
6.00%, 01/15/2037	77,000	79,544
5.35%, 07/01/2049	334,000	289,518
BP Capital Markets America, Inc.
3.54%, 04/06/2027	292,000	288,500
4.70%, 04/10/2029	1,000,000	1,020,509

Investments	Principal Amount	Value
4.89%, 09/11/2033	$1,222,000	$1,243,387
3.00%, 02/24/2050	156,000	108,030
2.77%, 11/10/2050	1,000,000	657,773
Cheniere Energy Partners LP, 5.95%, 06/30/2033	500,000	529,073
Chevron Corp., 2.24%, 05/11/2030	241,000	218,843
Chevron USA, Inc., 4.20%, 10/15/2049	52,000	45,381
Civitas Resources, Inc., 8.63%, 11/01/2030(a)	25,000	26,487
Colonial Enterprises, Inc., 3.25%, 05/15/2030(a)	510,000	475,762
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030(a)	215,000	227,694
ConocoPhillips Co.
5.05%, 09/15/2033	750,000	776,234
5.30%, 05/15/2053	950,000	960,087
Continental Wind LLC, 6.00%, 02/28/2033(a)	944,989	977,374
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	327,969
6.75%, 09/15/2037(a)	550,000	608,215
Devon Energy Corp., 5.75%, 09/15/2054	75,000	72,997
Diamondback Energy, Inc.
3.50%, 12/01/2029	88,000	83,697
5.40%, 04/18/2034	1,280,000	1,306,686
4.40%, 03/24/2051	167,000	138,572
6.25%, 03/15/2053	166,000	177,833
5.90%, 04/18/2064	79,000	79,627
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,000,000	997,608
4.95%, 05/15/2028	183,000	185,730
4.95%, 06/15/2028	115,000	116,960
6.55%, 12/01/2033	760,000	839,050
5.15%, 02/01/2043	135,000	126,585
5.30%, 04/15/2047	110,000	103,654
5.40%, 10/01/2047	108,000	102,843
5.00%, 05/15/2050	850,000	767,907
6.05%, 09/01/2054	130,000	134,673
Enterprise Products Operating LLC
4.85%, 08/15/2042	200,000	191,609
3.70%, 01/31/2051	43,000	33,462
EQT Corp., 3.63%, 05/15/2031(a)	97,000	89,033
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(a)	355,000	300,844
Gray Oak Pipeline LLC, 3.45%, 10/15/2027(a)	192,000	185,729

The accompanying notes are an integral part of these financial statements.

21

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
ENERGY — (continued)
Halliburton Co., 4.75%, 08/01/2043	$118,000	$110,049
Helmerich & Payne, Inc.
2.90%, 09/29/2031	125,000	107,138
5.50%, 12/01/2034(a)	183,000	178,257
HF Sinclair Corp., 5.00%, 02/01/2028	93,000	92,550
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(a)	75,000	73,105
6.25%, 04/15/2032(a)	100,000	97,332
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	95,000	93,422
Kinder Morgan, Inc., 5.10%, 08/01/2029	90,000	92,344
Marathon Oil Corp.
4.40%, 07/15/2027	840,000	841,017
5.30%, 04/01/2029	1,000,000	1,036,923
6.60%, 10/01/2037	55,000	62,875
MPLX LP
1.75%, 03/01/2026	1,655,000	1,593,796
5.50%, 02/15/2049	225,000	219,070
Murray Energy Corp., 12.00%, 04/15/2024(a)(b)(m)	180,991	0
Northern Natural Gas Co., 5.63%, 02/01/2054(a)	46,000	47,976
Northwest Pipeline LLC, 4.00%, 04/01/2027	1,655,000	1,637,953
Occidental Petroleum Corp.
5.20%, 08/01/2029	102,000	103,693
6.13%, 01/01/2031	136,000	143,518
5.55%, 10/01/2034	78,000	79,184
4.40%, 04/15/2046	179,000	145,256
6.05%, 10/01/2054	675,000	685,294
ONEOK Partners LP, 6.65%, 10/01/2036	116,000	129,296
ONEOK, Inc.
3.10%, 03/15/2030	610,000	567,655
4.95%, 07/13/2047	150,000	135,431
5.20%, 07/15/2048	300,000	280,172
4.50%, 03/15/2050	250,000	208,088
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	260,623
Phillips 66 Co., 5.25%, 06/15/2031	161,000	166,489
Pioneer Natural Resources Co., 5.10%, 03/29/2026	1,152,000	1,168,249
Plains All American Pipeline LP / PAA Finance Corp., 6.65%, 01/15/2037	176,000	194,624

Investments	Principal Amount	Value
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	$65,000	$68,553
SANCHEZ ENERGY CORP PERP SR GLBL NT, 6.13%, 01/15/2050(b)(m)	100,000	0
SANCHEZ ENERGY CORP SR GLBL NT 21, 7.75%, 12/31/2050(b)(m)	150,000	0
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034(a)	57,000	57,548
Southwestern Energy Co., 4.75%, 02/01/2032	125,000	119,577
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	175,000	166,251
Targa Resources Corp.
6.50%, 03/30/2034	860,000	950,504
5.50%, 02/15/2035	150,000	154,482
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	86,000	87,574
Topaz Solar Farms LLC
4.88%, 09/30/2039(a)	282,695	254,426
5.75%, 09/30/2039(a)	885,041	875,883
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/2050	230,000	182,813
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	351,069
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	25,000	23,626
4.13%, 08/15/2031(a)	25,000	23,243
Western Midstream Operating LP
4.05%, 02/01/2030	1,210,000	1,165,005
5.45%, 11/15/2034	137,000	137,290
5.30%, 03/01/2048	103,000	93,537
Williams Cos., Inc.
5.40%, 03/02/2026	1,000,000	1,012,965
5.75%, 06/24/2044	244,000	251,041
4.90%, 01/15/2045	200,000	185,075
Total Energy		31,607,320
FINANCIAL — 6.3%
Air Lease Corp., 6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	1,750,000	1,731,937
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	133,312
Allstate Corp., 5.05%, 06/24/2029	142,000	146,315

The accompanying notes are an integral part of these financial statements.

22

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
FINANCIAL — (continued)
American Express Co.
6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026	$885,000	$902,565
5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	187,000	190,587
American National Group, Inc., 5.75%, 10/01/2029	68,000	68,393
American Tower Corp.
5.20%, 02/15/2029	136,000	140,456
2.30%, 09/15/2031	146,000	125,627
Americo Life, Inc., 3.45%, 04/15/2031(a)	110,000	93,658
Aon North America, Inc.
5.30%, 03/01/2031	178,000	185,702
5.75%, 03/01/2054	115,000	121,824
Arthur J Gallagher & Co.
5.75%, 03/02/2053	55,000	57,457
5.75%, 07/15/2054	43,000	44,884
Athene Global Funding
4.86%, 08/27/2026(a)	131,000	131,839
1.73%, 10/02/2026(a)	253,000	239,792
Athene Holding Ltd., 3.45%, 05/15/2052	54,000	37,019
Bank of America Corp.
2.46% to 10/22/2024 then 3 mo. Term SOFR + 1.13%, 10/22/2025	530,000	529,057
4.45%, 03/03/2026	1,525,000	1,527,093
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,367,000	1,352,210
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	555,000	539,905
3.97% to 02/07/2029 then 3 mo. Term SOFR + 1.47%, 02/07/2030	206,000	202,413
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	45,000	42,592
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,495,055
2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	530,000	464,723
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	129,000	128,380
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	745,000	774,560

Investments	Principal Amount	Value
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	$94,000	$96,360
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	402,000	371,603
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	81,000	74,078
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	107,000	86,893
Bank of New York Mellon Corp., 4.54% to 02/01/2028 then SOFR + 1.17%, 02/01/2029	172,000	174,013
BankUnited, Inc.
4.88%, 11/17/2025	179,000	177,915
5.13%, 06/11/2030	96,000	94,082
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,185,972
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,448,577
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	625,000	607,680
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	433,175
Cantor Fitzgerald LP, 4.50%, 04/14/2027(a)	1,225,000	1,213,205
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	260,000	295,498
Chubb INA Holdings LLC, 4.65%, 08/15/2029	196,000	200,553
Citibank NA
4.93%, 08/06/2026	259,000	262,816
5.57%, 04/30/2034	254,000	270,968
Citigroup, Inc.
4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual	55,000	54,708
2.01% to 01/25/2025 then SOFR + 0.69%, 01/25/2026	1,000,000	989,890
3.11% to 04/08/2025 then SOFR + 2.84%, 04/08/2026	167,000	165,354
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	820,000	784,495
4.45%, 09/29/2027	1,613,000	1,615,247
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	610,000	597,358

The accompanying notes are an integral part of these financial statements.

23

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
FINANCIAL — (continued)
Citigroup, Inc. (continued)
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	$2,460,000	$2,462,853
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	148,898
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031	64,000	57,594
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	300,000	263,677
5.88%, 02/22/2033	259,000	275,727
6.00%, 10/31/2033	226,000	243,586
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	73,000	77,891
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	124,000	123,650
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	56,000	42,198
Citizens Financial Group, Inc.
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	140,000	145,187
2.64%, 09/30/2032	281,000	231,706
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	701,000	722,651
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	908,465
Crown Castle, Inc.
5.00%, 01/11/2028	101,000	102,770
5.60%, 06/01/2029	87,000	90,937
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026(a)	970,000	945,083
Equitable Financial Life Global Funding, 1.30%, 07/12/2026(a)	147,000	139,811
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	394,737
F&G Global Funding, 2.30%, 04/11/2027(a)	171,000	159,986
First American Financial Corp., 5.45%, 09/30/2034	39,000	38,821

Investments	Principal Amount	Value
First Horizon Bank, 5.75%, 05/01/2030	$250,000	$253,839
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031(a)	940,000	773,624
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	150,000	150,608
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	208,000	197,125
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	906,865
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	1,204,000	1,196,980
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	680,460
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	133,000	115,344
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	99,000	106,375
6.75%, 10/01/2037	393,000	452,535
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	146,000	116,421
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034(a)	825,000	844,496
HAT Holdings I LLC / HAT Holdings II LLC
8.00%, 06/15/2027(a)	500,000	529,691
3.75%, 09/15/2030(a)	1,000,000	902,873
HNA 2015 LLC, 2.37%, 09/18/2027	167,929	161,974
Host Hotels & Resorts LP
3.50%, 09/15/2030	55,000	51,007
5.70%, 07/01/2034	1,200,000	1,239,031
Huntington Bancshares, Inc./OH, 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	153,395
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	152,000	151,421
5.20%, 06/15/2062	102,000	104,341
JPMorgan Chase & Co.
4.60% to 02/01/2025 then 3 mo. Term SOFR + 3.13%, Perpetual	1,140,000	1,130,111

The accompanying notes are an integral part of these financial statements.

24

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
FINANCIAL — (continued)
JPMorgan Chase & Co. (continued)
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026	$466,000	$459,784
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	296,725
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	1,875,000	1,933,255
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	170,000	166,926
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	1,240,000	1,226,770
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	340,000	314,563
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,340,364
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,000,000	2,056,451
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	2,084,416
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	405,000	361,193
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	658,000	578,806
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	81,000	82,732
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	40,000	44,488
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	500,000	538,809
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	637,000	470,014
KeyBank NA/Cleveland OH
3.40%, 05/20/2026	255,000	249,045
4.90%, 08/08/2032	250,000	243,359
KeyCorp, 6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	201,143
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	937,768
4.60%, 02/01/2033	135,000	133,945

Investments	Principal Amount	Value
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	$700,000	$703,045
3.95%, 10/15/2050(a)	120,000	93,881
3.95%, 05/15/2060(a)	85,000	62,607
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	973,145
LPL Holdings, Inc., 4.38%, 05/15/2031(a)	325,000	306,288
Lseg US Fin Corp., 5.30%, 03/28/2034(a)	590,000	618,116
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	1,500,000	1,587,510
Mastercard, Inc.
1.90%, 03/15/2031	1,000,000	877,594
4.35%, 01/15/2032	138,000	138,679
Morgan Stanley
3.95%, 04/23/2027	950,000	940,544
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027	88,000	84,206
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027	273,000	259,614
3.59%, 07/22/2028(e)	390,000	382,143
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,135,978
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	440,000	440,962
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	51,000	48,968
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032	1,500,000	1,269,711
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	180,797
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,188,455
5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	79,000	82,035
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	34,000	28,449
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	186,000	187,407
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	215,000	225,740

The accompanying notes are an integral part of these financial statements.

25

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
FINANCIAL — (continued)
Morgan Stanley (continued)
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	$146,000	$117,717
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	1,125,000	1,160,462
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,301,094
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	134,562
3.50%, 03/15/2031	200,000	146,056
Nasdaq, Inc.
5.95%, 08/15/2053	40,000	43,513
6.10%, 06/28/2063	49,000	53,960
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	863,698
National Health Investors, Inc., 3.00%, 02/01/2031	111,000	96,835
New York Life Global Funding
4.85%, 01/09/2028(a)	72,000	73,694
4.55%, 01/28/2033(a)	1,000,000	1,004,261
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(a)	99,000	100,047
Nuveen Finance LLC, 4.13%, 11/01/2024(a)	400,000	399,568
OFS Capital Corp., 4.75%, 02/10/2026	1,300,000	1,238,234
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	92,752
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	280,000	320,594
Preservation Of Affordable Housing, Inc., 4.48%, 12/01/2032	1,000,000	963,124
Private Export Funding Corp.
4.30%, 12/15/2028	1,000,000	1,018,518
4.60%, 02/15/2034	1,000,000	1,016,059
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(c)	78,000	78,970
Realty Income Corp., 3.25%, 01/15/2031	285,000	265,872

Investments	Principal Amount	Value
Regions Financial Corp.
5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	$112,000	$116,024
5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	117,000	119,063
7.38%, 12/10/2037	160,000	184,123
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	473,278
SBL Holdings, Inc., 5.00%, 02/18/2031(a)	137,000	125,278
Signature Bank/New York NY, 4.00% to 10/15/2025 then 3 mo. AMERIBOR + 3.89%, 10/15/2030	150,000	89,990
Starwood Property Trust, Inc.
7.25%, 04/01/2029(a)	1,000,000	1,048,562
6.00%, 04/15/2030(a)	1,445,000	1,445,588
Sun Communities Operating LP
2.30%, 11/01/2028	750,000	684,345
5.70%, 01/15/2033	285,000	293,792
Synchrony Financial, 4.50%, 07/23/2025	253,000	251,535
Teachers Insurance & Annuity Association of America, 3.30%, 05/15/2050(a)	210,000	153,624
Thirax 2 LLC, 2.32%, 01/22/2034	813,862	743,090
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	328,837
Unum Group, 6.00%, 06/15/2054	130,000	135,407
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	195,000	164,566
USAA Capital Corp.
3.38%, 05/01/2025(a)	150,000	148,924
2.13%, 05/01/2030(a)	1,000,000	894,464
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(a)	1,100,000	1,118,956
Visa, Inc., 1.90%, 04/15/2027	1,000,000	955,507
Voya Financial, Inc., 5.00%, 09/20/2034	55,000	54,693
W R Berkley Corp., 4.00%, 05/12/2050	160,000	131,187
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026	1,000,000	998,256
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	1,361,000	1,405,355

The accompanying notes are an integral part of these financial statements.

26

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
FINANCIAL — (continued)
Wells Fargo & Co. (continued)
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	$1,160,000	$1,206,869
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	48,000	44,520
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	772,000	701,030
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	451,180
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	424,639
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	48,000	50,318
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	831,000	655,353
5.61%, 01/15/2044	93,000	96,101
Weyerhaeuser Co.
4.75%, 05/15/2026	147,000	147,933
4.00%, 03/09/2052	73,000	59,347
Willis North America, Inc.
4.65%, 06/15/2027	200,000	201,589
5.90%, 03/05/2054	152,000	159,475
Zions Bancorp NA, 3.25%, 10/29/2029	271,000	241,482
Total Financial		93,932,839
INDUSTRIAL — 1.5%
AECOM, 5.13%, 03/15/2027	100,000	100,434
AGCO Corp., 5.45%, 03/21/2027	225,000	229,574
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	123,000	128,086
5.60%, 05/29/2034	58,000	60,617
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	71,000	62,708
Amphenol Corp.
5.05%, 04/05/2029	86,000	88,742
5.25%, 04/05/2034	51,000	53,283
Amsted Industries, Inc., 5.63%, 07/01/2027(a)	200,000	199,465
Ball Corp.
6.00%, 06/15/2029	275,000	284,599
3.13%, 09/15/2031	100,000	88,798
Berry Global, Inc., 1.57%, 01/15/2026	1,010,000	971,892

Investments	Principal Amount	Value
Boeing Co.
2.20%, 02/04/2026	$1,150,000	$1,107,437
6.26%, 05/01/2027(a)	78,000	80,568
5.15%, 05/01/2030	107,000	107,257
6.53%, 05/01/2034(a)	235,000	252,217
5.71%, 05/01/2040	1,805,000	1,761,122
3.38%, 06/15/2046	87,000	59,072
3.63%, 03/01/2048	565,000	389,484
3.75%, 02/01/2050	555,000	390,176
5.81%, 05/01/2050	108,000	104,341
5.93%, 05/01/2060	101,000	96,745
7.01%, 05/01/2064(a)	65,000	71,616
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	31,000	29,134
4.15%, 12/15/2048	132,000	116,275
4.45%, 01/15/2053	80,000	74,132
Carlisle Cos., Inc., 2.20%, 03/01/2032	382,000	323,283
Carrier Global Corp., 3.38%, 04/05/2040	199,000	164,394
Caterpillar Financial Services Corp.
4.80%, 01/06/2026	123,000	124,152
1.70%, 01/08/2027	103,000	98,097
5.00%, 05/14/2027	48,000	49,330
4.85%, 02/27/2029	88,000	91,053
4.38%, 08/16/2029	57,000	57,849
CNH Industrial Capital LLC, 5.50%, 01/12/2029	132,000	137,782
Flowserve Corp., 2.80%, 01/15/2032	245,000	212,201
GATX Corp.
3.25%, 09/15/2026	118,000	115,410
6.05%, 03/15/2034	97,000	104,505
6.05%, 06/05/2054	81,000	87,579
Honeywell International, Inc.
4.25%, 01/15/2029	107,000	108,496
1.75%, 09/01/2031	132,000	113,303
4.95%, 09/01/2031	97,000	101,447
5.38%, 03/01/2041	2,000,000	2,114,670
5.25%, 03/01/2054	117,000	122,027
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030	1,700,000	1,671,724
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	71,000	75,549
John Deere Capital Corp.
4.90%, 06/11/2027	92,000	94,301
4.75%, 01/20/2028	59,000	60,416
4.95%, 07/14/2028	68,000	70,257
4.70%, 06/10/2030	114,000	117,459
4.40%, 09/08/2031	138,000	138,975
5.10%, 04/11/2034	132,000	138,213

The accompanying notes are an integral part of these financial statements.

27

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
INDUSTRIAL — (continued)
L3Harris Technologies, Inc.
5.25%, 06/01/2031	$96,000	$99,922
5.40%, 07/31/2033	100,000	104,455
Lennox International, Inc., 5.50%, 09/15/2028	143,000	149,050
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	88,000	76,802
MasTec, Inc., 5.90%, 06/15/2029	89,000	92,880
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	261,490
Owens Corning
5.50%, 06/15/2027	445,000	459,443
3.50%, 02/15/2030	125,000	118,721
Packaging Corp. of America, 5.70%, 12/01/2033	141,000	149,999
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026(a)	1,450,000	1,421,256
6.05%, 08/01/2028(a)	97,000	102,099
5.35%, 03/30/2029(a)	64,000	66,092
6.20%, 06/15/2030(a)	118,000	127,382
Republic Services, Inc., 5.00%, 11/15/2029	170,000	176,078
RTX Corp.
6.10%, 03/15/2034	1,200,000	1,324,774
4.88%, 10/15/2040	2,281,000	2,232,136
5.38%, 02/27/2053	131,000	134,628
Ryder System, Inc., 5.50%, 06/01/2029	105,000	109,500
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028(a)	25,000	25,419
Sonoco Products Co.
1.80%, 02/01/2025	176,000	173,955
4.60%, 09/01/2029	66,000	65,666
5.00%, 09/01/2034	94,000	92,688
Standard Industries, Inc./NJ
4.75%, 01/15/2028(a)	125,000	122,436
4.38%, 07/15/2030(a)	175,000	165,638
Stanley Black & Decker, Inc., 4.00% to 03/15/2025 then 5 yr. CMT Rate + 2.66%, 03/15/2060	342,000	323,516
Tote Shipholdings LLC, 3.40%, 10/16/2040	892,000	786,059
Trimble, Inc.
4.90%, 06/15/2028	68,000	68,990
6.10%, 03/15/2033	69,000	74,475
Vontier Corp., 2.95%, 04/01/2031	7,000	6,090
Waste Management, Inc., 4.95%, 07/03/2027	139,000	142,745

Investments	Principal Amount	Value
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	$53,000	$56,023
Total Industrial		22,710,653
TECHNOLOGY — 0.7%
Adobe, Inc., 4.85%, 04/04/2027	61,000	62,465
Apple, Inc.
3.00%, 06/20/2027	1,000,000	982,255
1.40%, 08/05/2028	270,000	247,713
2.65%, 05/11/2050	117,000	80,757
2.70%, 08/05/2051	83,000	57,177
3.95%, 08/08/2052	105,000	92,537
2.80%, 02/08/2061	10,000	6,684
Applied Materials, Inc., 4.80%, 06/15/2029	64,000	65,982
Broadcom, Inc.
4.35%, 02/15/2030	500,000	499,026
2.45%, 02/15/2031(a)	221,000	195,845
3.42%, 04/15/2033(a)	809,000	735,059
3.14%, 11/15/2035(a)	194,000	165,896
3.19%, 11/15/2036(a)	480,000	406,818
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	815,000	784,142
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	119,000	148,225
3.38%, 12/15/2041	183,000	143,733
Fiserv, Inc.
5.15%, 08/12/2034	92,000	94,335
4.40%, 07/01/2049	184,000	162,650
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	222,000	213,427
4.45%, 09/25/2026	67,000	67,135
5.25%, 07/01/2028	151,000	155,686
5.60%, 10/15/2054	118,000	115,843
Intel Corp.
4.15%, 08/05/2032	1,000,000	952,880
3.73%, 12/08/2047	98,000	72,148
5.60%, 02/21/2054	80,000	77,971
Leidos, Inc., 4.38%, 05/15/2030	132,000	129,886
Oracle Corp.
2.30%, 03/25/2028	271,000	254,500
6.25%, 11/09/2032	2,120,000	2,345,794
4.30%, 07/08/2034	82,000	79,362
3.80%, 11/15/2037	328,000	290,210
4.00%, 11/15/2047	119,000	97,704
5.55%, 02/06/2053	38,000	38,887
QUALCOMM, Inc., 6.00%, 05/20/2053	58,000	65,730

The accompanying notes are an integral part of these financial statements.

28

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
INDUSTRIAL — (continued)
Roper Technologies, Inc., 4.90%, 10/15/2034	$139,000	$139,974
Texas Instruments, Inc.
4.60%, 02/15/2028	100,000	102,138
5.05%, 05/18/2063	73,000	73,252
Total Technology		10,203,826
UTILITIES — 4.6%
AEP Texas, Inc., 5.45%, 05/15/2029	290,000	302,478
AEP Transmission Co. LLC, 4.25%, 09/15/2048	425,000	370,826
AES Corp.
5.45%, 06/01/2028	102,000	104,998
2.45%, 01/15/2031	211,000	182,738
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	1,050,000	1,104,643
Alabama Power Co., 3.75%, 03/01/2045	170,000	141,510
Ameren Corp., 5.70%, 12/01/2026	63,000	64,766
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/2026	225,000	223,445
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	692,592
3.75%, 05/15/2046	500,000	395,847
Avangrid, Inc.
3.20%, 04/15/2025	300,000	296,939
3.80%, 06/01/2029	1,000,000	972,460
Brooklyn Union Gas Co., 6.42%, 07/18/2054(a)	72,000	78,499
Calpine Corp., 3.75%, 03/01/2031(a)	325,000	301,151
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,880,000	1,814,150
Commonwealth Edison Co.
3.70%, 08/15/2028	320,000	315,795
2.75%, 09/01/2051	1,000,000	659,918
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	1,016,863
4.00%, 04/01/2048	105,000	89,637
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	61,000	55,990
3.95%, 04/01/2050	100,000	85,604
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	1,020,222
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	217,988

Investments	Principal Amount	Value
2.25%, 08/15/2031	$2,500,000	$2,162,637
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	2,625,000	2,866,046
5.75% (3 mo. LIBOR US + 3.06%), 10/01/2054(c)	59,000	59,000
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	929,672
3.95%, 03/01/2049	2,461,000	2,083,209
DTE Energy Co., 4.88%, 06/01/2028	149,000	152,127
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,000,000	2,696,646
2.85%, 03/15/2032	1,000,000	902,534
3.55%, 03/15/2052	56,000	43,139
5.40%, 01/15/2054	42,000	43,695
Duke Energy Corp., 5.80%, 06/15/2054	83,000	87,617
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	545,146
2.50%, 12/01/2029	1,000,000	925,576
4.20%, 07/15/2048	50,000	42,935
3.00%, 12/15/2051	1,000,000	693,255
5.95%, 11/15/2052	56,000	61,919
Duke Energy Indiana LLC, 2.75%, 04/01/2050	930,000	610,714
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	40,000	42,345
Duke Energy Progress LLC, 4.00%, 04/01/2052	88,000	73,505
Emera US Finance LP
3.55%, 06/15/2026	225,000	220,689
4.75%, 06/15/2046	211,000	187,925
Entergy Texas, Inc., 4.50%, 03/30/2039	453,000	429,885
FirstEnergy Corp., 4.85%, 07/15/2047	106,000	97,144
Florida Power & Light Co.
5.15%, 06/15/2029	141,000	147,076
2.88%, 12/04/2051	570,000	394,556
Georgia Power Co., 3.25%, 03/15/2051	194,000	143,099
Indiana Michigan Power Co., 5.63%, 04/01/2053	47,000	49,590
Interstate Power and Light Co., 3.50%, 09/30/2049	102,000	76,389
ITC Holdings Corp., 4.95%, 09/22/2027(a)	450,000	456,732
Jersey Central Power & Light Co., 2.75%, 03/01/2032(a)	68,000	59,539
Kentucky Power Co., 7.00%, 11/15/2033(a)	208,000	230,533
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	131,000	137,347

The accompanying notes are an integral part of these financial statements.

29

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
UTILITIES — (continued)
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030(a)	$1,147,000	$987,531
Metropolitan Edison Co., 5.20%, 04/01/2028(a)	174,000	178,258
MidAmerican Energy Co.
3.10%, 05/01/2027	624,000	610,706
5.35%, 01/15/2034	875,000	928,756
5.85%, 09/15/2054	975,000	1,085,866
5.30%, 02/01/2055	1,050,000	1,085,289
Narragansett Electric Co., 5.35%, 05/01/2034(a)	92,000	95,612
National Fuel Gas Co., 5.50%, 01/15/2026	475,000	479,286
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	155,000	156,062
4.15%, 12/15/2032	1,000,000	980,634
New York State Electric & Gas Corp.
5.65%, 08/15/2028(a)	1,000,000	1,041,962
2.15%, 10/01/2031(a)	2,000,000	1,679,559
5.85%, 08/15/2033(a)	132,000	139,812
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	190,000	190,799
4.90%, 03/15/2029	1,000,000	1,025,279
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029(a)	1,016,000	1,071,249
NiSource, Inc., 5.20%, 07/01/2029	505,000	522,903
Northern States Power Co./MN, 3.20%, 04/01/2052	1,000,000	728,839
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	659,256
NSTAR Electric Co., 5.40%, 06/01/2034	265,000	279,753
Ohio Edison Co., 5.50%, 01/15/2033(a)	930,000	967,140
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	112,000	109,527
Pacific Gas and Electric Co.
4.95%, 06/08/2025	61,000	60,950
4.30%, 03/15/2045	260,000	217,467
3.95%, 12/01/2047	107,000	84,233
4.95%, 07/01/2050	320,000	290,998
6.70%, 04/01/2053	1,000,000	1,144,498
PacifiCorp, 4.13%, 01/15/2049	935,000	775,455
PG&E Recovery Funding LLC
4.84%, 06/01/2033	1,000,000	1,024,745
5.53%, 06/01/2049	2,000,000	2,116,195

Investments	Principal Amount	Value
PPL Capital Funding, Inc., 5.25%, 09/01/2034	$50,000	$51,481
PPL Electric Utilities Corp.
4.85%, 02/15/2034	950,000	971,576
4.15%, 06/15/2048	85,000	74,443
Public Service Co. of Colorado
3.70%, 06/15/2028	588,000	579,452
1.88%, 06/15/2031	2,500,000	2,128,247
5.35%, 05/15/2034	835,000	875,753
4.10%, 06/15/2048	258,000	217,221
2.70%, 01/15/2051	304,000	197,240
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,146,000	978,378
Public Service Electric and Gas Co.
2.70%, 05/01/2050	420,000	282,641
5.13%, 03/15/2053	800,000	814,398
Puget Sound Energy, Inc., 5.69%, 06/15/2054	81,000	87,248
RWE Finance US LLC
5.88%, 04/16/2034(a)	700,000	731,865
6.25%, 04/16/2054(a)	1,195,000	1,253,331
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,027,539
2.95%, 08/15/2051	1,375,000	965,140
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,387,142
Southern California Edison Co.
4.88%, 02/01/2027	658,000	668,122
5.85%, 11/01/2027	779,000	818,233
2.75%, 02/01/2032	1,000,000	889,611
5.20%, 06/01/2034	575,000	595,994
4.13%, 03/01/2048	110,000	92,900
3.65%, 06/01/2051	1,000,000	767,342
Southern California Gas Co.
4.30%, 01/15/2049	75,000	64,649
5.60%, 04/01/2054	52,000	55,122
Southwestern Public Service Co., 3.75%, 06/15/2049	360,000	282,530
Union Electric Co.
2.63%, 03/15/2051	1,000,000	648,640
3.90%, 04/01/2052	88,000	72,561
Virginia Electric and Power Co., 5.55%, 08/15/2054	40,000	42,043
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	2,000,000	2,041,608

The accompanying notes are an integral part of these financial statements.

30

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
UTILITIES — (continued)
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)	$400,000	$399,393
5.00%, 07/31/2027(a)	100,000	99,511
Wisconsin Public Service Corp., 2.85%, 12/01/2051	510,000	340,357
Total Utilities		69,381,610
TOTAL U.S. CORPORATE BONDS (Cost $325,310,153)		322,561,715
U.S. GOVERNMENT AGENCIES — 17.8%
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	76,692	75,914
Pool C04420, 3.00%, 01/01/2043	396,800	368,560
Pool C09044, 3.50%, 07/01/2043	114,124	109,086
Pool C91967, 3.00%, 12/01/2037	191,891	181,655
Pool G06784, 3.50%, 10/01/2041	49,802	47,729
Pool G07025, 5.00%, 02/01/2042	100,390	103,533
Pool G07028, 4.00%, 06/01/2042	141,831	140,217
Pool G08654, 3.50%, 07/01/2045	102,859	97,171
Pool G08658, 3.00%, 08/01/2045	173,899	160,649
Pool G08721, 3.00%, 09/01/2046	1,032,949	948,783
Pool G08741, 3.00%, 01/01/2047	598,270	548,220
Pool G08760, 3.00%, 04/01/2047	216,702	199,020
Pool G08768, 4.50%, 06/01/2047	175,353	175,487
Pool G08772, 4.50%, 07/01/2047	40,125	39,937
Pool G16015, 3.00%, 01/01/2032	110,328	107,645
Pool G16177, 2.00%, 01/01/2032	74,031	70,132
Pool G61713, 3.50%, 01/01/2045	160,687	153,598
Pool G67715, 4.50%, 08/01/2048	101,306	101,730
Pool Q12052, 3.50%, 10/01/2042	252,237	241,107
Pool Q49494, 4.50%, 07/01/2047	42,284	42,305

Investments	Principal Amount	Value
Pool Q52081, 3.50%, 11/01/2047	$123,438	$116,614
Pool QA7234, 3.00%, 02/01/2050	305,683	279,312
Pool QC0039, 2.50%, 03/01/2051	248,643	218,566
Pool QC9556, 2.50%, 10/01/2051	288,556	252,884
Pool QD1349, 3.50%, 11/01/2051	425,260	401,692
Pool QE0375, 4.00%, 04/01/2052	382,766	372,205
Pool QE5182, 4.50%, 06/01/2052	321,496	316,432
Pool QE5382, 4.50%, 07/01/2052	323,222	318,131
Pool RA7211, 4.00%, 04/01/2052	491,780	473,030
Pool RA9629, 5.50%, 08/01/2053	1,257,280	1,273,182
Pool SB8062, 2.50%, 09/01/2035	392,808	370,995
Pool SB8088, 1.50%, 02/01/2036	261,729	234,842
Pool SB8106, 1.50%, 06/01/2036	295,233	264,255
Pool SB8189, 4.00%, 11/01/2037	1,252,758	1,244,624
Pool SD1059, 3.50%, 06/01/2052	1,373,752	1,284,565
Pool SD1844, 3.00%, 06/01/2052	704,349	636,258
Pool SD1937, 3.00%, 03/01/2052	328,475	295,337
Pool SD7551, 3.00%, 01/01/2052	1,201,135	1,095,785
Pool SD8016, 3.00%, 10/01/2049	54,388	49,693
Pool SD8090, 2.00%, 09/01/2050	2,177,775	1,815,795
Pool SD8104, 1.50%, 11/01/2050	387,639	307,107
Pool SD8128, 2.00%, 02/01/2051	3,187,367	2,658,489
Pool SD8135, 2.50%, 03/01/2051	8,950,076	7,804,987
Pool SD8141, 2.50%, 04/01/2051	4,860,696	4,223,870
Pool SD8142, 3.00%, 04/01/2051	2,528,879	2,304,429
Pool SD8178, 2.50%, 11/01/2051	1,500,911	1,300,466
Pool SD8184, 3.00%, 12/01/2051	482,683	434,454
Pool SD8195, 3.00%, 02/01/2052	240,405	216,240

The accompanying notes are an integral part of these financial statements.

31

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool SD8214, 3.50%, 05/01/2052	$3,060,897	$2,854,125
Pool SD8231, 4.50%, 07/01/2052	531,575	522,732
Pool SD8233, 5.00%, 07/01/2052	1,767,617	1,770,631
Pool SD8244, 4.00%, 09/01/2052	986,260	947,993
Pool SD8246, 5.00%, 09/01/2052	2,624,153	2,627,884
Pool SD8265, 4.00%, 11/01/2052	6,373,241	6,120,092
Pool SD8286, 4.00%, 01/01/2053	5,317,211	5,106,004
Pool SD8300, 5.50%, 02/01/2053	820,040	830,389
Pool SD8349, 5.50%, 08/01/2053	4,130,825	4,179,365
Pool U90490, 4.00%, 06/01/2042	2,937	2,889
Pool U99175, 4.50%, 06/01/2047	21,901	21,987
Pool V83956, 4.50%, 02/01/2048	92,736	92,515
Pool ZK5708, 2.50%, 06/01/2028	28,899	28,162
Pool ZM2486, 3.50%, 01/01/2047	127,069	118,653
Pool ZT0536, 3.50%, 03/01/2048	534,026	506,636
Federal National Mortgage Association
0.63%, 04/22/2025	1,000,000	979,784
0.88%, 08/05/2030	1,265,000	1,077,697
0.00%, 03/17/2031(d)	260,000	200,889
Pool 310210, 4.00%, 05/01/2044	2,102,757	2,076,536
Pool AB2459, 4.00%, 03/01/2041	194,565	192,380
Pool AB6832, 3.50%, 11/01/2042	195,441	186,609
Pool AE0481, 5.00%, 09/01/2040	73,898	76,130
Pool AE1761, 4.00%, 09/01/2040	111,969	110,711
Pool AE3049, 4.50%, 09/01/2040	107,074	108,298
Pool AH3384, 3.50%, 01/01/2041	148,677	142,333
Pool AL0028, 5.00%, 02/01/2041	62,820	64,717
Pool AL0054, 4.50%, 02/01/2041	206,020	208,378
Pool AL7343, 5.50%, 02/01/2042	33,919	34,898

Investments	Principal Amount	Value
Pool AL8858, 4.00%, 07/01/2046	$190,215	$185,609
Pool AL9072, 5.00%, 07/01/2044	157,253	163,549
Pool AO7352, 3.50%, 08/01/2042	122,751	117,255
Pool AS0212, 3.50%, 08/01/2043	83,493	79,718
Pool AS4952, 3.00%, 05/01/2030	77,336	75,535
Pool AS6311, 3.50%, 12/01/2045	138,166	130,384
Pool AS7051, 2.50%, 04/01/2031	232,475	223,463
Pool AS7568, 4.50%, 07/01/2046	76,936	77,104
Pool AS7660, 2.50%, 08/01/2046	406,776	362,318
Pool AS7742, 3.50%, 08/01/2046	150,265	142,657
Pool AS7847, 3.00%, 09/01/2046	97,918	89,984
Pool AS7877, 2.50%, 09/01/2046	35,772	31,774
Pool AS8073, 2.50%, 10/01/2046	107,721	95,291
Pool AS8299, 3.00%, 11/01/2046	150,736	139,269
Pool AS8583, 3.50%, 01/01/2047	84,138	79,398
Pool AS8960, 4.00%, 03/01/2047	103,423	100,427
Pool AT2725, 3.00%, 05/01/2043	296,199	274,695
Pool AX7677, 3.50%, 01/01/2045	9,059	8,614
Pool BA3907, 3.50%, 12/01/2045	190,896	180,460
Pool BC0769, 4.00%, 12/01/2045	225,052	219,741
Pool BC9096, 3.50%, 12/01/2046	73,544	69,607
Pool BM1278, 3.00%, 05/01/2032	270,437	262,525
Pool BM3148, 4.50%, 11/01/2047	34,241	34,364
Pool BM3881, 4.50%, 05/01/2048	71,010	71,222
Pool BM3904, 5.00%, 05/01/2048	36,770	37,473
Pool BM4012, 4.50%, 05/01/2048	48,878	49,024
Pool BM4716, 3.50%, 12/01/2030	20,929	20,688
Pool BM5261, 4.00%, 01/01/2048	170,942	166,272

The accompanying notes are an integral part of these financial statements.

32

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool BM5654, 3.50%, 06/01/2048	$129,409	$122,118
Pool BM5839, 3.50%, 11/01/2047	4,195	3,999
Pool BM6038, 4.00%, 01/01/2045	8,689	8,538
Pool BP2403, 3.50%, 04/01/2050	1,042,664	982,010
Pool BP6496, 2.00%, 07/01/2035	1,981,030	1,824,084
Pool BP6618, 2.50%, 08/01/2050	540,905	471,702
Pool BT0267, 3.00%, 09/01/2051	287,909	262,764
Pool BU8763, 3.00%, 04/01/2052	438,852	395,010
Pool BV2540, 4.50%, 06/01/2052	154,496	152,063
Pool BW3382, 4.50%, 07/01/2052	141,126	138,904
Pool CA0549, 4.00%, 10/01/2047	55,618	54,116
Pool CA1020, 4.50%, 01/01/2048	99,509	99,817
Pool CA1210, 4.50%, 02/01/2048	16,464	16,513
Pool CA5083, 3.50%, 01/01/2035	85,025	83,772
Pool CA6414, 3.00%, 07/01/2050	3,473,726	3,182,011
Pool CB1301, 2.50%, 08/01/2051	266,442	232,487
Pool CB2095, 3.00%, 11/01/2051	4,152,791	3,737,965
Pool CB2243, 2.50%, 11/01/2036	528,790	497,459
Pool CB2795, 3.00%, 02/01/2052	399,347	360,155
Pool CB3599, 3.50%, 05/01/2052	466,610	437,199
Pool CB3715, 3.50%, 06/01/2037	768,983	755,301
Pool CB3905, 3.50%, 06/01/2052	482,731	450,161
Pool FM1001, 3.50%, 11/01/2048	171,538	161,873
Pool FM1361, 3.50%, 12/01/2046	81,966	78,332
Pool FM2309, 3.50%, 03/01/2049	149,456	141,036
Pool FM3664, 4.00%, 03/01/2049	1,058,153	1,029,263
Pool FM4216, 3.50%, 06/01/2049	61,604	58,133

Investments	Principal Amount	Value
Pool FM4962, 3.00%, 02/01/2047	$903,725	$838,161
Pool FM6272, 2.50%, 02/01/2051	187,231	164,996
Pool FM6687, 2.50%, 04/01/2051	310,232	272,836
Pool FM8325, 2.50%, 07/01/2035	713,453	684,146
Pool FS0548, 2.50%, 02/01/2052	2,086,269	1,820,219
Pool FS0759, 3.50%, 02/01/2052	808,410	763,661
Pool FS1228, 3.00%, 03/01/2052	413,724	373,828
Pool FS1533, 3.00%, 04/01/2052	287,783	261,029
Pool FS1535, 3.00%, 04/01/2052	95,478	86,271
Pool FS5179, 5.00%, 06/01/2053	486,407	490,606
Pool FS5848, 2.50%, 12/01/2051	1,269,524	1,107,103
Pool FS8254, 2.00%, 08/01/2042	5,397,767	4,680,683
Pool MA1178, 4.00%, 09/01/2042	21,542	21,167
Pool MA1221, 4.50%, 09/01/2042	1,801	1,806
Pool MA1439, 2.50%, 05/01/2043	184,165	164,498
Pool MA1711, 4.50%, 12/01/2043	11,022	11,052
Pool MA2806, 3.00%, 11/01/2046	179,844	164,669
Pool MA2863, 3.00%, 01/01/2047	181,098	165,486
Pool MA2959, 3.50%, 04/01/2047	250,063	235,976
Pool MA3076, 2.50%, 07/01/2032	186,641	178,578
Pool MA3114, 2.50%, 08/01/2032	207,440	198,994
Pool MA3120, 3.50%, 09/01/2047	113,537	107,141
Pool MA3121, 4.00%, 09/01/2047	131,252	127,666
Pool MA3124, 2.50%, 09/01/2032	198,999	190,895
Pool MA3182, 3.50%, 11/01/2047	35,240	33,255
Pool MA3211, 4.00%, 12/01/2047	82,329	80,283
Pool MA3307, 4.50%, 03/01/2048	58,735	58,573
Pool MA3333, 4.00%, 04/01/2048	59,982	58,343

The accompanying notes are an integral part of these financial statements.

33

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool MA3383, 3.50%, 06/01/2048	$126,028	$118,926
Pool MA3871, 3.00%, 12/01/2049	290,047	264,137
Pool MA3937, 3.00%, 02/01/2050	726,257	663,609
Pool MA4017, 3.00%, 05/01/2040	180,510	170,073
Pool MA4027, 3.50%, 05/01/2040	62,023	60,373
Pool MA4099, 2.50%, 08/01/2035	500,026	470,883
Pool MA4119, 2.00%, 09/01/2050	2,750,687	2,288,567
Pool MA4156, 2.50%, 10/01/2035	1,249,005	1,170,423
Pool MA4157, 1.50%, 10/01/2050	358,539	283,387
Pool MA4159, 2.50%, 10/01/2050	278,131	242,549
Pool MA4182, 2.00%, 11/01/2050	352,749	293,456
Pool MA4204, 2.00%, 12/01/2040	435,821	382,178
Pool MA4209, 1.50%, 12/01/2050	1,641,276	1,298,773
Pool MA4236, 1.50%, 01/01/2051	467,922	370,357
Pool MA4237, 2.00%, 01/01/2051	363,950	303,253
Pool MA4255, 2.00%, 02/01/2051	397,255	329,893
Pool MA4268, 2.00%, 02/01/2041	363,568	317,647
Pool MA4302, 1.50%, 04/01/2036	500,020	446,823
Pool MA4306, 2.50%, 04/01/2051	1,397,838	1,215,942
Pool MA4325, 2.00%, 05/01/2051	5,787,814	4,811,913
Pool MA4328, 1.50%, 05/01/2036	262,502	234,961
Pool MA4329, 2.00%, 05/01/2036	414,615	380,369
Pool MA4333, 2.00%, 05/01/2041	735,457	642,880
Pool MA4355, 2.00%, 06/01/2051	4,093,955	3,403,819
Pool MA4359, 1.50%, 06/01/2036	576,905	516,375
Pool MA4377, 1.50%, 07/01/2051	561,257	443,602
Pool MA4378, 2.00%, 07/01/2051	597,077	496,567

Investments	Principal Amount	Value
Pool MA4382, 1.50%, 07/01/2036	$1,002,447	$896,966
Pool MA4473, 1.50%, 11/01/2041	4,851,903	4,071,722
Pool MA4497, 2.00%, 12/01/2036	393,387	360,271
Pool MA4565, 3.50%, 03/01/2052	1,321,358	1,233,559
Pool MA4579, 3.00%, 04/01/2052	154,167	138,626
Pool MA4580, 3.50%, 04/01/2052	613,777	571,756
Pool MA4600, 3.50%, 05/01/2052	492,188	458,344
Pool MA4624, 3.00%, 06/01/2052	164,411	147,678
Pool MA4625, 3.50%, 06/01/2052	1,324,087	1,233,894
Pool MA4626, 4.00%, 06/01/2052	421,252	404,520
Pool MA4644, 4.00%, 05/01/2052	1,414,089	1,360,039
Pool MA4655, 4.00%, 07/01/2052	1,095,345	1,052,665
Pool MA4684, 4.50%, 06/01/2052	3,586,293	3,524,839
Pool MA4700, 4.00%, 08/01/2052	4,399,067	4,227,866
Pool MA4701, 4.50%, 08/01/2052	3,912,687	3,849,922
Pool MA4709, 5.00%, 07/01/2052	716,252	716,764
Pool MA4732, 4.00%, 09/01/2052	7,349,345	7,060,756
Pool MA4733, 4.50%, 09/01/2052	8,909,840	8,763,386
Pool MA4737, 5.00%, 08/01/2052	1,075,896	1,077,730
Pool MA4761, 5.00%, 09/01/2052	177,154	177,405
Pool MA4783, 4.00%, 10/01/2052	7,453,267	7,161,692
Pool MA4784, 4.50%, 10/01/2052	646,981	636,283
Pool MA4785, 5.00%, 10/01/2052	4,607,208	4,610,176
Pool MA4804, 4.00%, 11/01/2052	674,686	648,423
Pool MA4805, 4.50%, 11/01/2052	6,210,590	6,107,893
Pool MA4807, 5.50%, 11/01/2052	2,780,368	2,819,386
Pool MA4842, 5.50%, 12/01/2052	2,040,986	2,069,315
Pool MA4918, 5.00%, 02/01/2053	1,756,422	1,756,794

The accompanying notes are an integral part of these financial statements.

34

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool MA4919, 5.50%, 02/01/2053	$918,856	$929,817
Pool MA4942, 6.00%, 03/01/2053	636,877	651,758
Pool MA4978, 5.00%, 04/01/2053	3,007,900	3,008,305
Pool MA5011, 6.00%, 05/01/2053	1,751,707	1,792,760
Pool MA5026, 3.50%, 04/01/2053	4,646,394	4,327,242
Pool MA5039, 5.50%, 06/01/2053	2,448,375	2,476,887
Pool MA5106, 5.00%, 08/01/2053	1,636,299	1,635,255
Pool MA5138, 5.50%, 09/01/2053	2,529,997	2,559,650
Pool MA5139, 6.00%, 09/01/2053	4,806,009	4,912,886
Pool MA5165, 5.50%, 10/01/2053	4,011,849	4,058,261
Pool MA5247, 6.00%, 01/01/2054	632,257	646,191
Pool MA5353, 5.50%, 05/01/2054	2,329,405	2,356,655
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	165,372	151,225
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	65,096	65,941
Pool 4853, 4.00%, 11/20/2040	62,845	62,380
Pool 5115, 4.50%, 07/20/2041	37,443	37,890
Pool 5304, 3.50%, 02/20/2042	128,634	123,826
Pool 785163, 3.50%, 10/20/2050	55,203	52,199
Pool 785559, 3.00%, 07/20/2051	227,976	208,030
Pool 786483, 3.50%, 11/20/2052	3,421,727	3,172,171
Pool BX3679, 3.00%, 08/20/2050	237,672	216,119
Pool BX3680, 3.00%, 08/20/2050	311,922	283,636
Pool BX3681, 3.00%, 08/20/2050	217,417	197,702
Pool BY0325, 2.50%, 10/20/2050	1,253,970	1,094,217
Pool BY0330, 3.00%, 10/20/2050	117,648	106,979
Pool BY0331, 3.00%, 10/20/2050	233,550	212,917

Investments	Principal Amount	Value
Pool BY0338, 3.50%, 08/20/2050	$132,262	$125,066
Pool BY0339, 3.50%, 08/20/2050	144,239	136,862
Pool BY0340, 3.50%, 08/20/2050	126,278	119,174
Pool MA0220, 3.50%, 07/20/2042	187,398	179,902
Pool MA0534, 3.50%, 11/20/2042	85,237	81,713
Pool MA0624, 3.00%, 12/20/2042	157,041	145,932
Pool MA2964, 5.00%, 07/20/2045	92,184	94,719
Pool MA3034, 3.50%, 08/20/2045	33,017	31,497
Pool MA3105, 3.50%, 09/20/2045	32,923	31,401
Pool MA3309, 3.00%, 12/20/2045	48,424	44,894
Pool MA3455, 4.00%, 02/20/2046	130,909	128,890
Pool MA3522, 4.00%, 03/20/2046	49,700	48,949
Pool MA3597, 3.50%, 04/20/2046	47,347	45,107
Pool MA3936, 3.00%, 09/20/2046	70,512	65,010
Pool MA4003, 3.00%, 10/20/2046	147,056	135,403
Pool MA4125, 2.50%, 12/20/2046	69,283	62,113
Pool MA4127, 3.50%, 12/20/2046	267,854	254,586
Pool MA4261, 3.00%, 02/20/2047	171,889	158,840
Pool MA4264, 4.50%, 02/20/2047	23,174	23,251
Pool MA4381, 3.00%, 04/20/2047	116,966	107,795
Pool MA4452, 4.00%, 05/20/2047	71,695	69,925
Pool MA4653, 4.00%, 08/20/2047	36,990	36,134
Pool MA4654, 4.50%, 08/20/2047	35,409	35,483
Pool MA4720, 4.00%, 09/20/2047	555,957	544,949
Pool MA4837, 3.50%, 11/20/2047	88,823	84,233
Pool MA4899, 3.00%, 12/20/2047	51,945	47,855
Pool MA4961, 3.00%, 01/20/2048	108,200	99,780
Pool MA4962, 3.50%, 01/20/2048	91,255	86,517

The accompanying notes are an integral part of these financial statements.

35

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Ginnie Mae II Pool (continued)
Pool MA4964, 4.50%, 01/20/2048	$109,526	$109,655
Pool MA5079, 4.50%, 03/20/2048	21,781	21,817
Pool MA5331, 4.50%, 07/20/2048	43,701	43,703
Pool MA5594, 3.50%, 11/20/2048	363,474	345,183
Pool MA5987, 4.50%, 06/20/2049	121,436	120,934
Pool MA6090, 3.50%, 08/20/2049	1,109,106	1,045,300
Pool MA6153, 3.00%, 09/20/2049	83,462	76,587
Pool MA6338, 3.00%, 12/20/2049	167,994	153,880
Pool MA6409, 3.00%, 01/20/2050	389,381	357,193
Pool MA6931, 2.50%, 10/20/2050	3,500,000	3,092,303
Pool MA7135, 2.00%, 01/20/2051	572,649	485,936
Pool MA7254, 2.00%, 03/20/2051	335,140	284,262
Pool MA7367, 2.50%, 05/20/2051	4,042,682	3,566,701
Pool MA7419, 3.00%, 06/20/2051	362,459	330,945
Pool MA7471, 2.00%, 07/20/2051	409,155	346,894
Pool MA7533, 2.00%, 08/20/2051	453,554	384,605
Pool MA7534, 2.50%, 08/20/2051	299,903	264,336
Pool MA7648, 2.00%, 10/20/2051	962,666	816,319
Pool MA7766, 2.00%, 12/20/2051	989,422	839,001
Pool MA7768, 3.00%, 12/20/2051	1,160,855	1,058,844
Pool MA7828, 3.00%, 01/20/2052	419,821	382,898
Pool MA7829, 3.50%, 01/20/2052	833,155	783,372
Pool MA7871, 2.50%, 02/20/2052	258,981	221,929
Pool MA7883, 3.50%, 02/20/2052	2,208,446	2,074,454
Pool MA8043, 3.00%, 05/20/2052	377,003	343,705
Pool MA8149, 3.50%, 07/20/2052	2,507,098	2,354,978
Pool MA8201, 4.50%, 08/20/2052	1,086,095	1,073,970

Investments	Principal Amount	Value
Pool MA8267, 4.00%, 09/20/2052	$6,575,669	$6,360,421
Pool MA8428, 5.00%, 11/20/2052	594,643	596,512
Pool MA8487, 3.50%, 12/20/2052	2,398,554	2,253,024
Pool MA8489, 4.50%, 12/20/2052	1,516,991	1,499,277
Pool MA8646, 4.50%, 02/20/2053	1,792,401	1,771,272
Pool MA8647, 5.00%, 02/20/2053	1,539,839	1,543,757
Pool MA9101, 3.00%, 08/20/2053	3,129,430	2,854,400
International Finance Corp., 4.38%, 01/15/2027	1,000,000	1,014,404
Tennessee Valley Authority
1.50%, 09/15/2031	105,000	90,076
4.38%, 08/01/2034	485,000	494,533
U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	974,612
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	935,927
1.05%, 10/15/2029	652,411	603,516
TOTAL U.S. GOVRNMENT AGENCIES (Cost $269,036,298)		267,331,979
ASSET-BACKED SECURITIES — 12.5%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/29/2030(a)	1,326,224	1,298,352
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053(a)	500,000	531,108
Affirm, Inc., Series 2024-A, Class 1A, 5.61%, 02/15/2029(a)	1,600,000	1,619,152
Air Canada, Series 2013-1, 4.13%, 05/15/2025(a)	1,248,024	1,238,528
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047(a)	1,000,000	1,010,199
Series 2023-1A, Class A2, 6.00%, 08/17/2048(a)	1,180,000	1,203,874
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 08/18/2027	300,000	287,049
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	519,502

The accompanying notes are an integral part of these financial statements.

36

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Anchorage Capital CLO Ltd., Series 2021-17A, Class A1, 6.73% (3 mo. Term SOFR + 1.43%), 07/15/2034(a)	$2,000,000	$2,002,000
Angel Oak Mortgage Trust LLC, Series 2021-8, Class A3, 2.84%, 11/25/2066(a)(e)	100,000	72,996
ArrowMark Colorado Holdings, Series 2021-13A, Class A1, 6.75% (3 mo. Term SOFR + 1.45%), 07/15/2034(a)	1,000,000	1,000,681
Atlas Senior Loan Fund Ltd.
Series 2016-7A, Class A2R, 6.89% (3 mo. Term SOFR + 1.81%), 11/27/2031(a)	1,500,000	1,500,639
Series 2018-10A, Class B, 7.06% (3 mo. Term SOFR + 1.76%), 01/15/2031(a)	2,250,000	2,255,625
Series 2018-11A, Class A1L, 6.64% (3 mo. Term SOFR + 1.36%), 07/26/2031(a)	592,883	592,954
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064(a)(f)	600,000	581,361
Avis Budget Car Rental LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027(a)	800,000	758,501
Series 2021-2A, Class A, 1.66%, 02/20/2028(a)	900,000	847,296
Series 2022-1A, Class A, 3.83%, 08/21/2028(a)	1,000,000	981,987
Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	400,000	404,774
Series 2023-3A, Class A, 5.44%, 02/22/2028(a)	600,000	611,102
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	2,000,000	2,057,332
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	500,000	513,879
Bain Capital Credit CLO, Series 2019-1A, Class AR2, 6.35% (3 mo. Term SOFR + 1.23%), 04/19/2034(a)	3,250,000	3,250,673
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class AR, 6.66% (3 mo. Term SOFR + 1.38%), 01/20/2032(a)	990,040	990,783
Series 2021-1A, Class A, 6.74% (3 mo. Term SOFR + 1.46%), 07/20/2034(a)	1,000,000	1,000,622

Investments	Principal Amount	Value
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035(a)	$1,690,000	$1,698,281
Series 2023-B, Class B, 7.45%, 12/17/2036(a)	540,000	563,487
Barrow Hanley Ltd., Series 2024-3A, Class A1, 6.94% (3 mo. Term SOFR + 1.62%), 04/20/2037(a)	3,000,000	3,009,477
Bellemeade Re Ltd., Series 2022-1, Class M1A, 7.03% (30 day avg SOFR US + 1.75%), 01/26/2032(a)	9,567	9,572
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053(a)	1,300,000	1,306,270
BlueMountain CLO Ltd., Series 2021-31A, Class A1, 6.69% (3 mo. Term SOFR + 1.41%), 04/19/2034(a)	3,000,000	3,003,000
Bread Financial Holdings, Inc., Series 2024-B, Class A, 4.62%, 05/15/2031	1,630,000	1,644,621
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 06/15/2037(a)	532,412	522,591
Series 2024-1A, Class B, 6.92%, 05/15/2039(a)	1,328,168	1,367,874
Capital Automotive LLC, Series 2024-3A, Class A1, 4.40%, 10/15/2054(a)	1,240,000	1,218,920
Carlyle Global Market Strategies, Series 2021-5A, Class A1, 6.66% (3 mo. Term SOFR + 1.38%), 07/20/2034(a)	1,500,000	1,500,807
CarMax Auto Owner Trust
Series 2021-1, Class C, 0.94%, 12/15/2026	400,000	392,082
Series 2021-2, Class C, 1.34%, 02/16/2027	200,000	195,374
Series 2021-3, Class C, 1.25%, 05/17/2027	190,000	183,255
Series 2021-4, Class C, 1.38%, 07/15/2027	200,000	192,006
Series 2022-1, Class C, 2.20%, 11/15/2027	300,000	289,782
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	96,633
CBAM Ltd., Series 2020-12A, Class AR, 6.72% (3 mo. Term SOFR + 1.44%), 07/20/2034(a)	1,750,000	1,751,740

The accompanying notes are an integral part of these financial statements.

37

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
CIFC Funding Ltd., Series 2018-2A, Class A1R, 0.00% (3 mo. Term SOFR + 1.37%), 10/20/2037(a)	$3,250,000	$3,250,000
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	598,421
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 05/25/2054(a)	2,200,000	2,305,651
Credit Acceptance Corp.
Series 2021-4, Class C, 1.94%, 02/18/2031(a)	830,000	814,296
Series 2023-5A, Class C, 7.30%, 04/17/2034(a)	1,000,000	1,049,482
Series 2024-3A, Class B, 4.85%, 11/15/2034(a)	520,000	519,480
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057(a)(e)	105,067	102,036
Delta Air Lines, Inc., Series 2015-1, 3.88%, 07/30/2027	339,061	329,657
DigitalBridge Group, Inc., Series 2021-1A, Class A2, 3.93%, 09/25/2051(a)	1,020,000	986,322
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 6.07% (1 mo. Term SOFR + 1.21%), 05/25/2037(a)	1,910	1,900
ExteNet LLC, Series 2024-1A, Class A2, 5.34%, 07/25/2054(a)	750,000	758,206
FedEx Corp., 1.88%, 02/20/2034	53,455	46,457
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/2051(a)	1,700,000	1,612,100
Ford Credit Auto Owner Trust
Series 2020-2, Class A, 1.06%, 04/15/2033(a)	200,000	193,011
Series 2021-1, Class A, 1.37%, 10/17/2033(a)	3,000,000	2,865,423
Series 2021-1, Class B, 1.61%, 10/17/2033(a)	120,000	114,552
Series 2021-2, Class B, 1.91%, 05/15/2034(a)	100,000	94,681
Series 2022-B, Class A4, 3.93%, 08/15/2027	1,500,000	1,491,210
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(f)	2,300,000	2,348,355

Investments	Principal Amount	Value
Ford Credit Floorplan LLC, Series 2020-2, Class A, 1.06%, 09/15/2027	$600,000	$581,208
Ford Motor Co., Series 2024-1, Class A1, 5.29%, 04/15/2029(a)	2,100,000	2,154,928
Frontier Communications Parent, Inc., Series 2024-1, Class A2, 6.19%, 06/20/2054(a)	590,000	614,532
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027	300,000	290,962
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040(a)	643,800	610,090
Series 2020-2A, Class A, 2.26%, 11/19/2040(a)	168,867	158,889
Series 2020-2A, Class B, 3.32%, 11/19/2040(a)	140,718	133,218
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	522,460
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	314,212
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034(a)	100,000	93,990
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	500,000	528,250
Series 2024-2, Class A, 4.52%, 03/11/2037(a)	1,700,000	1,714,502
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029(a)	337,402	329,204
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	280,600	227,017
Series 2021-5CS, Class A, 2.31%, 10/20/2048(a)	1,094,019	904,225
Series 2022-1GS, Class A, 2.70%, 01/20/2049(a)	781,830	671,373
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	855,623	819,560
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class A2, 5.88%, 06/25/2059(a)	1,200,000	1,213,570
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041(a)	215,845	203,866

The accompanying notes are an integral part of these financial statements.

38

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
HERO Funding Trust (continued)
Series 2016-3A, Class A1, 3.08%, 09/20/2042(a)	$99,377	$90,168
Series 2020-1A, Class A, 2.59%, 09/20/2057(a)	398,825	339,308
Hertz Corp., Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	400,000	376,690
Hertz Global Holdings, Inc., Series 2022-2A, Class A, 2.33%, 06/26/2028(a)	1,100,000	1,036,737
Hertz Vehicle Financing LLC, Series 2023-2A, Class C, 7.13%, 09/25/2029(a)	900,000	933,240
Home Equity Asset Trust, Series 2003-1, Class M1, 6.47% (1 mo. Term SOFR + 1.61%), 06/25/2033	1,986	1,936
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041(a)	348,279	315,950
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 06/20/2054(a)	1,500,000	1,543,771
IPFS Corp., Series 2022-D, Class A, 4.27%, 08/15/2027(a)	2,350,000	2,342,569
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 6.74% (3 mo. Term SOFR + 1.46%), 10/20/2034(a)	1,125,000	1,124,719
JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 6.41% (30 day avg SOFR US + 1.20%), 02/25/2055(a)	1,000,000	1,000,000
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048(a)	12,216	12,057
Lendmark Funding Trust, Series 2024-1A, Class A, 5.53%, 06/21/2032(a)	2,000,000	2,041,734
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048	952,391	903,670
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048(a)	580,360	477,316
Series 2021-2GS, Class A, 2.22%, 03/20/2048(a)	328,435	261,377

Investments	Principal Amount	Value
Madison Park Funding Ltd., Series 2019-37A, Class AR2, 6.83% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)	$3,000,000	$3,019,569
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/2036(a)	1,710,000	1,627,729
Series 2024-AA, Class A, 5.13%, 09/22/2036(a)	320,000	325,327
MCA Fund Holding LLC, Series 2020-1, Class A, 3.25%, 11/15/2035(a)	311,062	303,613
MFRA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060(a)(e)	411,924	372,757
MidOcean Credit CLO, Series 2018-9A, Class A1, 6.69% (3 mo. Term SOFR + 1.41%), 07/20/2031(a)	232,634	232,735
MMAF Equipment Finance LLC
Series 2019-A, Class A5, 3.08%, 11/12/2041(a)	132,223	131,175
Series 2019-B, Class A5, 2.29%, 11/12/2041(a)	300,000	291,210
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031(a)	1,672,327	1,614,759
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046(a)	391,045	348,186
Series 2020-2A, Class A, 1.44%, 08/20/2046(a)	445,536	381,181
Series 2021-1A, Class B, 2.05%, 12/20/2046(a)	515,280	402,085
Series 2021-3A, Class A, 1.44%, 06/20/2052(a)	1,090,841	900,056
Series 2021-3A, Class C, 1.77%, 06/20/2052(a)	368,443	262,911
Series 2022-3A, Class A, 6.10%, 06/20/2053(a)	777,100	794,152
Mountain View Funding CLO, Series 2015-9A, Class A1R, 6.68% (3 mo. Term SOFR + 1.38%), 07/15/2031(a)	772,653	772,720
NADG NNN Operating LP, Series 2019-1, Class A, 3.37%, 12/28/2049(a)	374,487	367,526
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034(a)	596,903	574,016
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	63,747	62,336

The accompanying notes are an integral part of these financial statements.

39

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Navient Student Loan Trust (continued)
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	$107,411	$102,114
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	83,034	78,087
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	2,537,587	2,305,744
Series 2021-EA, Class A, 0.97%, 12/16/2069(a)	1,837,443	1,624,505
Newtek Small Business Loan Trust
Series 2018-1, Class A, 7.45% (Prime Rate + (0.55%)), 02/25/2044(a)	90,979	90,472
Series 2018-1, Class B, 8.75% (Prime Rate + 0.75%), 02/25/2044(a)	43,784	43,594
NFAS2 LLC, Series 2022-1, Class A, 6.86%, 09/15/2028(a)	830,000	829,423
NGC 2024-I Ltd., Series 2024-1A, Class A1, 6.90% (3 mo. Term SOFR + 1.60%), 07/20/2037(a)	3,000,000	2,997,417
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029(a)	1,340,000	1,370,367
Northwoods Capital Ltd., Series 2017-15A, Class A1R, 6.29% (3 mo. Term SOFR + 1.47%), 06/20/2034(a)	2,000,000	2,001,922
Oaktown Re, Series 2021-2, Class M1A, 6.88% (30 day avg SOFR US + 1.60%), 04/25/2034(a)	171,238	171,319
Ocean Trails CLO, Series 2014-5A, Class ARR, 6.84% (3 mo. Term SOFR + 1.54%), 10/13/2031(a)	888,158	888,733
OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.55% (3 mo. Term SOFR + 1.25%), 01/15/2033(a)	1,000,000	1,000,632
OFSI Fund Ltd., Series 2023-12A, Class A1, 7.68% (3 mo. Term SOFR + 2.40%), 01/20/2035(a)	2,000,000	2,007,988
On Deck Capital, Inc., Series 2024-2A, Class A, 4.98%, 10/17/2031(a)	1,090,000	1,089,357
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 09/14/2027(a)	492,502	489,102

Investments	Principal Amount	Value
Series 2021-1A, Class B, 1.26%, 07/14/2028(a)	$600,000	$575,205
Series 2021-1A, Class C, 1.42%, 07/14/2028(a)	500,000	477,886
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035(a)	600,000	574,901
Series 2021-1A, Class A2, 6.10% (30 day avg SOFR US + 0.76%), 06/16/2036(a)	600,000	600,296
Series 2022-3A, Class A, 5.94%, 05/15/2034(a)	1,350,000	1,364,810
Series 2023-2A, Class A1, 5.84%, 09/15/2036(a)	1,200,000	1,238,690
Series 2023-2A, Class B, 6.17%, 09/15/2036(a)	1,070,000	1,119,511
Oportun Financial Corp., Series 2021-B, Class C, 3.65%, 05/08/2031(a)	985,755	964,984
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	2,700,000	2,738,496
OZLM Funding Ltd., Series 2012-2A, Class A2RA, 7.06% (3 mo. Term SOFR + 1.80%), 07/30/2031(a)	840,000	840,756
OZLM Ltd., Series 2014-6A, Class B1T, 7.02% (3 mo. Term SOFR + 1.74%), 04/17/2031(a)	1,750,000	1,754,070
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 5.92% (30 day avg SOFR US + 0.64%), 05/25/2070(a)	228,415	226,503
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(a)	453,699	459,267
RCKT Mortgage Trust 2024-CES4, Series 2024-CES5, Class A1A, 5.85%, 08/25/2044(a)(f)	244,605	247,616
ReadyCap Commercial LLC, Series 2019-2, Class A, 7.50% (Prime Rate + (0.50%)), 12/27/2044(a)	94,500	94,305
Regatta Funding Ltd., Series 2016-1A, Class A1R2, 6.23% (3 mo. Term SOFR + 1.41%), 06/20/2034(a)	1,500,000	1,504,176

The accompanying notes are an integral part of these financial statements.

40

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030(a)	$40,572	$40,381
Series 2021-1, Class A, 1.68%, 03/17/2031(a)	824,383	810,409
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053(a)	137,295	127,950
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056(a)	587,625	491,126
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030(a)	19,985	19,951
Series 2020-A, Class B, 3.54%, 11/20/2030(a)	600,000	596,640
ROMARK CLO LLC, Series 2018-1A, Class A1, 6.57% (3 mo. Term SOFR + 1.29%), 04/20/2031(a)	1,175,450	1,176,453
Sabey Data Center Issuer LLC
Series 2020-1, Class A2, 3.81%, 04/20/2045(a)	740,000	730,832
Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	600,000	587,528
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	619,876
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	939,707
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	309,286
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	104,625
Series 2024-2, Class C, 5.84%, 06/17/2030	500,000	514,605
Series 2024-3, Class C, 5.64%, 08/15/2030	1,500,000	1,544,660
Series 2024-4, Class C, 4.95%, 04/15/2030	800,000	806,655
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	200,000	201,775
Santander Drive Auto Receivables LLC, Series 2021-2, Class D, 1.35%, 07/15/2027	280,509	276,218
SBA Depositor LLC
1.63%, 11/15/2026(a)	1,250,000	1,170,368
Series 2022-1, 6.60%, 01/15/2028(a)	1,000,000	1,040,673

Investments	Principal Amount	Value
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029(a)	$1,720,000	$1,484,704
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030(a)	100,000	103,431
Series 2023-1A, Class C, 5.97%, 02/20/2031(a)	100,000	103,625
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 06/17/2041(a)	2,000,000	1,951,052
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048(a)	39,824	39,183
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	91,856	88,184
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	168,231	160,091
Series 2020-C, Class AFX, 1.95%, 02/15/2046(a)	91,793	86,048
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	1,270,000	1,294,143
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 6.81% (1 mo. Term SOFR + 1.71%), 07/15/2038(a)	470,000	465,316
Series 2019-FL1, Class C, 7.16% (1 mo. Term SOFR + 2.06%), 07/15/2038(a)	280,000	275,865
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 5.87% (1 mo. Term SOFR + 1.01%), 09/25/2034	7,944	7,584
Summit Issuer LLC
Series 2020-1A, Class A2, 2.29%, 12/20/2050(a)	1,620,000	1,564,499
Series 2023-1A, Class A2, 5.60%, 02/20/2053(a)	1,000,000	1,015,617
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050(a)	919,357	904,427
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050(a)	891,948	919,642
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049(a)	212,462	205,648

The accompanying notes are an integral part of these financial statements.

41

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Sunrun, Inc. (continued)
Series 2019-1A, Class A, 3.98%, 06/30/2054(a)	$301,487	$286,187
Series 2021-2A, Class A, 2.27%, 01/30/2057(a)	1,096,541	950,138
Series 2022-1A, Class A, 4.75%, 07/30/2057(a)	915,948	882,817
Series 2023-2A, Class A1, 6.60%, 01/30/2059(a)	1,249,999	1,273,743
Series 2024-1A, Class A, 6.27%, 02/01/2055(a)	508,200	526,179
Symphony CLO Ltd., Series 2012-9A, Class CR3, 8.05% (3 mo. Term SOFR + 2.76%), 07/16/2032(a)	1,840,000	1,829,289
TCW ClO 2017-1 LLC, Series 2017-1A, Class A1RR, 6.71% (3 mo. Term SOFR + 1.44%), 10/29/2034(a)	750,000	750,596
Tesla Auto Lease Trust
Series 2023-A, Class A2, 5.86%, 08/20/2025(a)	290,062	290,344
Series 2023-A, Class A3, 5.89%, 06/22/2026(a)	500,000	502,775
Series 2023-A, Class A4, 5.94%, 07/20/2027(a)	1,000,000	1,010,770
Series 2023-B, Class A3, 6.13%, 09/21/2026(a)	1,222,000	1,233,840
Series 2023-B, Class B, 6.57%, 08/20/2027(a)	1,090,000	1,114,269
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	1,170,000	1,182,192
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028(a)	1,200,000	1,219,119
Tikehau US CLO Ltd., Series 2023-1A, Class A1, 7.50% (3 mo. Term SOFR + 2.20%), 07/15/2034(a)	1,500,000	1,516,632
Towd Point Mortgage Trust
Series 2018-5, Class M1, 3.25%, 07/25/2058(a)(e)	2,385,000	2,052,363
Series 2020-4, Class A1, 1.75%, 10/25/2060(a)	114,986	104,522
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068(a)(e)	275,928	263,542
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061(a)(e)	410,303	396,104
Series 2024-CES3, Class A1, 6.29%, 05/25/2064(a)(e)	569,786	578,360

Investments	Principal Amount	Value
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	$300,000	$293,631
Trimaran CAVU LLC, Series 2019-1A, Class A1, 7.00% (3 mo. Term SOFR + 1.72%), 07/20/2032(a)	500,000	500,698
Trinitas CLO Ltd., Series 2018-9A, Class BRRR, 6.96% (3 mo. Term SOFR + 1.70%), 01/20/2032(a)	2,000,000	2,001,356
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031(a)	470,773	447,443
Venture CDO Ltd., Series 2013-14A, Class CRR, 7.57% (3 mo. Term SOFR + 2.51%), 08/28/2029(a)	1,034,743	1,031,698
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/2066(a)(e)	103,535	89,437
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048(a)	216,073	205,999
Series 2018-1A, Class B, 7.37%, 04/30/2048(a)	457,720	434,679
Voya CLO Ltd., Series 2019-3A, Class AR, 6.63% (3 mo. Term SOFR + 1.34%), 10/17/2032(a)	2,500,000	2,500,578
Wendy’s SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(a)	446,218	437,903
Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.74%, 08/15/2028(a)	1,600,000	1,618,284
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 04/18/2038(a)	908,878	915,649
Wind River CLO Ltd., Series 2016-1KRA, Class A1R2, 6.77% (3 mo. Term SOFR + 1.47%), 10/15/2034(a)	750,000	749,353
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	100,000	96,799
TOTAL ASSET-BACKED SECURITIES (Cost $187,825,437)		187,167,635

The accompanying notes are an integral part of these financial statements.

42

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 11.2%
U.S. Treasury Bonds
1.88%, 02/15/2041	$350,000	$256,648
2.25%, 05/15/2041(o)	6,225,000	4,824,618
1.75%, 08/15/2041	2,133,000	1,512,347
2.38%, 02/15/2042	14,135,000	11,008,735
2.75%, 11/15/2042	425,000	348,517
2.88%, 05/15/2043	4,650,000	3,860,590
3.88%, 05/15/2043	2,552,000	2,457,097
3.75%, 11/15/2043	2,000,000	1,881,562
4.75%, 11/15/2043	775,000	836,001
4.13%, 08/15/2044	23,641,000	23,456,305
3.38%, 11/15/2048	2,790,000	2,417,927
2.25%, 08/15/2049	8,145,000	5,642,640
2.38%, 11/15/2049	7,455,000	5,298,874
2.00%, 02/15/2050	3,730,000	2,430,474
1.63%, 11/15/2050	11,720,000	6,893,741
1.88%, 02/15/2051	1,665,000	1,043,227
2.00%, 08/15/2051	62,000	39,937
2.25%, 02/15/2052	960,000	654,637
3.63%, 02/15/2053	1,962,000	1,784,040
4.13%, 08/15/2053	2,600,000	2,589,133
4.75%, 11/15/2053	2,650,000	2,927,111
4.63%, 05/15/2054	15,484,000	16,795,301
U.S. Treasury Notes
0.38%, 11/30/2025	1,225,000	1,176,622
4.25%, 12/31/2025	7,810,000	7,845,389
3.50%, 09/30/2026	1,458,000	1,453,814
2.75%, 04/30/2027	2,500,000	2,448,535
3.38%, 09/15/2027	1,050,000	1,044,668
0.50%, 10/31/2027	2,755,000	2,509,418
4.13%, 10/31/2027	320,000	325,063
2.88%, 05/15/2028	2,500,000	2,440,332
4.00%, 06/30/2028	125,000	126,870
1.13%, 08/31/2028	1,000,000	910,977
4.00%, 01/31/2029	52,000	52,878
4.50%, 05/31/2029	48,400	50,336
4.25%, 06/30/2029	55,000	56,607
3.50%, 09/30/2029	13,090,000	13,043,469
4.00%, 10/31/2029	320,000	325,925
3.63%, 03/31/2030	2,500,000	2,501,660
3.75%, 05/31/2030	41,000	41,271
3.75%, 06/30/2030	167,000	168,096
4.38%, 11/30/2030	72,000	74,900
3.75%, 12/31/2030	125,000	125,737
4.00%, 01/31/2031	160,000	163,156
4.13%, 07/31/2031	280,000	287,831
3.75%, 08/31/2031	55,000	55,292
3.63%, 09/30/2031	1,355,000	1,351,507
1.88%, 02/15/2032	177,000	156,313
2.88%, 05/15/2032	67,000	63,331
2.75%, 08/15/2032	5,717,000	5,342,268
3.38%, 05/15/2033	183,000	177,917
3.88%, 08/15/2033	992,000	999,983

Investments	Principal Amount	Value
4.00%, 02/15/2034	$160,000	$162,750
4.38%, 05/15/2034	237,000	248,220
3.88%, 08/15/2034	7,221,000	7,271,773
U.S. Treasury STRIP Coupon
Zero Coupon, 05/15/2038(d)	190,000	107,935
Zero Coupon, 11/15/2040(d)	1,155,000	576,716
Zero Coupon, 02/15/2041(d)	1,005,000	495,394
Zero Coupon, 05/15/2041(d)(o)	6,840,000	3,333,548
Zero Coupon, 08/15/2041(d)	205,000	98,681
Zero Coupon, 11/15/2041(d)	440,000	209,164
Zero Coupon, 02/15/2042(d)	1,090,000	512,068
Zero Coupon, 05/15/2042(d)	80,000	37,012
Zero Coupon, 11/15/2042(d)	935,000	421,096
Zero Coupon, 08/15/2043(d)	480,000	208,488
Zero Coupon, 02/15/2044(d)	1,020,000	432,909
Zero Coupon, 05/15/2044(d)	205,000	85,948
Zero Coupon, 08/15/2044(d)	975,000	403,897
Zero Coupon, 11/15/2044(d)	490,000	200,798
Zero Coupon, 02/15/2045(d)	265,000	107,498
Zero Coupon, 11/15/2045(d)	560,000	219,838
Zero Coupon, 02/15/2046(d)	405,000	157,037
Zero Coupon, 05/15/2050(d)	185,000	60,331
United States Treasury Inflation Indexed Bonds
2.13%, 04/15/2029	1,525,380	1,567,667
1.75%, 01/15/2034	3,581,410	3,621,126
2.13%, 02/15/2054	3,074,640	3,196,653
Total U.S. Government Obligations (Cost $171,929,203)		168,016,174
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.2%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 7.46% (1 mo. Term SOFR + 2.36%), 04/15/2034(a)	1,000,000	702,500

The accompanying notes are an integral part of these financial statements.

43

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
American Tower Depositor Sub LLC, 5.49%, 03/15/2028(a)	$1,400,000	$1,427,162
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	563,627	555,994
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,182,325	1,022,798
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	500,000	426,116
BANK5 2023-5YR1, Series 2023-5YR1, Class A3, 6.26%, 04/15/2056(e)	2,100,000	2,206,435
BANK5 2023-5YR2, Series 2023-5YR2, Class A3, 6.66%, 07/15/2056(e)	3,000,000	3,204,352
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056(e)	1,900,000	2,047,588
Series 2023-C21, Class A2, 6.51%, 09/15/2056(e)	800,000	845,215
Series 2024-5C27, Class A3, 6.01%, 07/15/2057	900,000	952,457
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	494,024
Series 2019-B10, Class 3CCA, 4.03%, 03/15/2062(a)(e)	250,000	173,758
Series 2019-B10, Class A3, 3.46%, 03/15/2062	841,659	810,844
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,139,943
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,131,105
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	684,376
Series 2020-IG3, Class A2, 2.48%, 09/15/2048(a)	1,379,711	1,362,379
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	492,420
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	528,136
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,200,000	1,051,509
Series 2021-B25, Class A4, 2.27%, 04/15/2054	800,000	688,228

Investments	Principal Amount	Value
Series 2021-B30, Class A4, 2.33%, 11/15/2054	$3,000,000	$2,599,968
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,200,000	1,045,429
Series 2023-V4, Class A3, 6.84%, 11/15/2056(e)	1,700,000	1,829,392
Series 2024-V7, Class A3, 6.23%, 05/15/2056(e)	2,100,000	2,240,354
Series 2024-V8, Class A3, 6.19%, 07/15/2057(e)	1,700,000	1,813,367
BFLD Trust, Series 2024-WRHS, Class A, 6.59% (1 mo. Term SOFR + 1.49%), 08/15/2026(a)	1,000,000	999,375
BMO Mortgage Trust
Series 2022-C1, Class 360B, 4.07%, 02/17/2055(a)(e)	1,000,000	819,333
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,044,326
Series 2023-5C1, Class A3, 6.53%, 08/15/2056(e)	1,650,000	1,754,665
Series 2023-5C2, Class A3, 7.30%, 11/15/2056(e)	2,100,000	2,295,549
BMP Multifamily, Series 2024-MF23, Class A, 6.47% (1 mo. Term SOFR + 1.37%), 06/15/2041(a)	1,330,000	1,327,506
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/2054(a)(f)	926,557	939,970
BX Trust, Series 2022-AHP, Class C, 7.19% (1 mo. Term SOFR + 2.09%), 01/17/2039(a)	1,000,000	977,500
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	728,860
Series 2020-P1, Class A1, 2.84%, 04/15/2025(a)(e)	821,864	813,386
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 03/15/2052(a)	1,064,300	998,583
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039(a)	485,000	433,449
Series 2019-CPT, Class E, 3.10%, 11/13/2039(a)(e)	350,000	262,562
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060(a)	350,786	335,838
Series 2022-1A, Class A1, 5.97%, 08/15/2062(a)	488,565	491,153

The accompanying notes are an integral part of these financial statements.

44

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/2049	$3,000,000	$2,935,798
Series 2016-P3, Class A3, 3.06%, 04/15/2049	2,000,000	1,963,799
Series 2016-P4, Class A3, 2.65%, 07/10/2049	114,286	110,566
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	808,713
Series 2019-C7, Class A3, 2.86%, 12/15/2072	380,000	356,497
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049(e)	500,000	428,503
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	900,000	828,641
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051(a)	2,394,262	2,018,923
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.58%, 08/10/2046(a)(e)	500,000	425,884
Series 2022-HC, Class B, 3.17%, 01/10/2039(a)	1,000,000	916,550
Computershare Corporate Trust
Series 2024-MGP, Class A12, 6.79% (1 mo. Term SOFR + 1.69%), 08/15/2041(a)	1,640,000	1,639,351
Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	1,000,000	1,036,052
Credit Suisse Mortgage Capital Certificates, Series 2020-RPL6, Class A1, 3.44%, 03/25/2059(a)(e)	113,028	112,740
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040(a)	1,000,000	1,062,785
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A3, 3.23%, 06/15/2057	70,859	70,523

Investments	Principal Amount	Value
Series 2018-C14, Class A3, 4.15%, 11/15/2051	$665,234	$653,235
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,177,714	1,054,075
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040(a)	890,000	931,217
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M2, 7.18% (30 day avg SOFR US + 1.90%), 12/25/2041(a)	400,000	404,792
Series 2022-R04, Class 1M2, 8.38% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	315,000	328,160
Series 2022-R05, Class 2M2, 8.28% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	120,000	123,900
Series 2022-R06, Class 1M2, 9.13% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	625,000	664,006
Series 2022-R07, Class 1M2, 9.91% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	505,000	545,887
Series 2022-R08, Class 1M2, 8.88% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	160,000	168,975
Series 2022-R09, Class 2M2, 10.01% (30 day avg SOFR US + 4.75%), 09/25/2042(a)	230,000	251,065
Series 2023-R01, Class 1M2, 9.01% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	1,260,000	1,350,636
Series 2023-R05, Class 1M2, 8.36% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	520,000	545,223
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	546,822	498,064
Series 2022-HQA2, Class M1B, 9.28% (30 day avg SOFR US + 4.00%), 07/25/2042(a)	45,000	47,860

The accompanying notes are an integral part of these financial statements.

45

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-P013, Class A2, 2.85%, 02/25/2032(e)	$1,000,000	$887,768
Series 2024-P016, Class A2, 4.76%, 09/25/2033(e)	1,000,000	1,007,483
Series 406, Class PO, 0.00%, 10/25/2053(g)	420,253	353,137
Series 4748, Class Z, 4.00%, 11/15/2047(h)	111,297	107,208
Series 4776, Class WZ, 4.00%, 03/15/2048(h)	324,092	311,321
Series 4783, Class Z, 4.00%, 04/15/2048(h)	282,733	270,095
Series 4835, Class AS, 1.11% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048(i)	63,533	57,980
Series 5017, Class VZ, 2.00%, 09/25/2050(h)	309,231	213,412
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050(i)(j)	873,095	40,796
Series 5160, Class ZG, 3.00%, 09/25/2050(h)	72,011	54,976
Series 5296, Class T, 5.00%, 11/25/2052	887,097	891,532
Federal National Mortgage Association
Series 2018-M8, Class A2, 3.41%, 06/25/2028(e)	450,846	441,628
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	113,734	110,886
Series 2020-24, Class SP, 0.66% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050(i)(j)	231,105	32,056
Series 2020-56, Class LI, 2.00%, 08/25/2050(j)	323,371	42,035
Series 2020-75, Class LI, 2.50%, 11/25/2050(j)	504,105	71,098
Series 2021-17, Class EA, 1.50%, 04/25/2051	3,675,220	3,052,342
Series 2021-76, Class IY, 2.50%, 11/25/2051(j)	215,799	26,408
Series 2022-18, Class DZ, 3.50%, 04/25/2052(h)	605,673	487,814
Series 2022-51, Class PS, 0.67% (-1 x 30 day avg SOFR US + 5.95%), 08/25/2052(i)(j)	572,833	64,318

Investments	Principal Amount	Value
Flagstar Mortgage Trust
Series 2018-2, Class B4, 4.00%, 04/25/2048(a)(e)	$126,153	$114,122
Series 2021-12, Class B3, 2.97%, 11/25/2051(a)(e)	93,220	75,545
Series 2021-4, Class A21, 2.50%, 06/01/2051(a)(e)	196,236	163,068
Series 2021-5INV, Class B4, 3.34%, 07/25/2051(a)(e)	186,567	149,880
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class B, 3.45%, 12/10/2036(a)	1,750,000	1,732,502
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.93% (30 day avg SOFR US + 1.65%), 01/25/2034(a)	28,746	28,888
Series 2021-HQA2, Class M2, 7.33% (30 day avg SOFR US + 2.05%), 12/25/2033(a)	481,702	491,299
Series 2022-DNA1, Class M1A, 6.28% (30 day avg SOFR US + 1.00%), 01/25/2042(a)	232,047	231,467
Series 2022-DNA3, Class M1B, 8.18% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	495,000	511,981
Series 2022-DNA4, Class M1B, 8.63% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	735,000	770,438
Series 2022-DNA5, Class M1B, 9.78% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	670,000	718,428
Series 2023-HQA1, Class M1B, 8.78% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	263,000	278,402
FREMF Mortgage Trust
Series 2018-K84, Class C, 4.31%, 10/25/2028(a)(e)	3,000,000	2,917,338
Series 2020-K104, Class B, 3.66%, 02/25/2052(a)(e)	3,000,000	2,817,709
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 01/20/2040(j)	596,195	125,077
Series 2013-99, Class AX, 3.00%, 07/20/2043(f)	131,026	122,963

The accompanying notes are an integral part of these financial statements.

46

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Government National Mortgage Association (continued)
Series 2015-143, Class WA, 4.00%, 10/20/2045	$122,547	$119,951
Series 2018-121, Class KS, 0.00% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048(i)(j)	243,756	8,222
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048(i)(j)	307,237	11,286
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048(i)(j)	1,860,622	74,532
Series 2018-155, Class PS, 0.00% (-1 x 1 mo. Term SOFR + 3.19%), 11/20/2048(i)(j)	556,764	13,181
Series 2018-76, Class IO, 4.00%, 06/20/2046(j)	27,958	3,311
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049(i)(j)	1,117,215	19,569
Series 2019-97, Class MS, 0.00% (-1 x 1 mo. Term SOFR + 2.97%), 08/20/2049(i)(j)	579,679	12,823
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049(i)(j)	495,850	13,626
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050(i)(j)	132,847	62
Series 2021-209, Class Z, 3.00%, 11/20/2051(h)	631,658	480,698
Series 2022-124, Class QZ, 4.00%, 07/20/2052(h)	130,845	111,256
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052(i)(j)	1,262,959	34,497
Series 2022-133, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052(i)(j)	486,682	14,747
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052(i)(j)	501,364	13,292

Investments	Principal Amount	Value
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(i)(j)	$339,497	$12,885
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(i)(j)	1,034,653	34,973
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(i)(j)	339,468	11,790
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(i)(j)	275,063	10,909
Series 2022-78, Class MS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 04/20/2052(i)(j)	901,567	29,265
Series 2022-78, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.75%), 04/20/2052(i)(j)	634,758	22,966
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052(i)(j)	213,360	6,495
Series 2022-93, Class IO, 3.00%, 08/20/2051(j)	2,977,398	320,316
Series 2023-111, Class ZA, 3.00%, 02/20/2052(h)	516,496	371,386
Series 2023-169, Class EO, 0.00%, 05/20/2053(g)	445,366	356,806
Series 2023-186, Class ZJ, 5.00%, 12/20/2053(h)	342,583	335,165
Series 2023-81, Class IO, 5.00%, 04/20/2052(j)	476,237	88,238
Series 2024-23, Class ID, 5.00%, 03/20/2040(j)	403,930	80,160
Series 2024-69, Class AZ, 2.50%, 04/20/2054(h)	328,400	242,327
GS Mortgage Securities Corp. II
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	979,605	965,594
Series 2016-GS4, Class C, 4.08%, 11/10/2049(e)	500,000	429,750
Series 2018-GS10, Class A3, 4.26%, 07/10/2051(e)	800,000	782,322
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	965,735	910,804

The accompanying notes are an integral part of these financial statements.

47

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
GS Mortgage Securities Corp. II (continued)
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	$1,230,000	$1,132,153
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,235,515
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	952,253
Series 2021-GSA3, Class A4, 2.37%, 12/15/2054	1,400,000	1,213,737
Series 2021-IP, Class B, 6.36% (1 mo. Term SOFR + 1.26%), 10/15/2036(a)	1,720,000	1,688,652
GS Mortgage-Backed Securities Trust
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052(a)(e)	185,302	154,214
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051(a)(e)	312,239	259,651
Series 2021-PJ6, Class A12, 2.50%, 11/25/2051(a)(e)	3,874,000	2,862,305
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051(a)(e)	224,325	187,256
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052(a)(e)	364,487	302,880
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052(a)(e)	252,998	210,311
Series 2022-PJ1, Class A8, 2.50%, 05/28/2052(a)(e)	124,271	110,376
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052(a)(e)	86,201	74,574
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052(a)(e)	249,022	215,122
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(a)(e)	1,108,982	969,075
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053(a)(e)	294,632	263,776
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 08/05/2034(a)(e)	900,000	757,462
INTOWN Mortgage Trust, Series 2022-STAY, Class C, 8.78% (1 mo. Term SOFR + 3.69%), 08/15/2039(a)	1,000,000	1,001,250

Investments	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	$1,071,000	$1,047,061
Series 2019-BKWD, Class A, 6.71% (1 mo. Term SOFR + 1.61%), 09/15/2029(a)	155,378	145,279
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 6.68%, 12/25/2044(a)(e)	40,432	39,094
Series 2017-2, Class A13, 3.50%, 05/25/2047(a)(e)	5,971	5,487
Series 2017-5, Class A2, 5.42%, 10/26/2048(a)(e)	39,211	39,191
Series 2018-5, Class A13, 3.50%, 10/25/2048(a)(e)	29,496	26,849
Series 2018-6, Class B2, 3.89%, 12/25/2048(a)(e)	2,099,346	1,942,593
Series 2018-7FRB, Class A2, 5.72% (1 mo. Term SOFR + 0.86%), 04/25/2046(a)	13,414	13,056
Series 2018-8, Class A13, 4.00%, 01/25/2049(a)(e)	1,352	1,283
Series 2018-9, Class A13, 4.00%, 02/25/2049(a)(e)	1,282	1,217
Series 2019-1, Class A15, 4.00%, 05/25/2049(a)(e)	3,186	3,035
Series 2020-1, Class B2, 3.82%, 06/25/2050(a)(e)	31,487	28,268
Series 2021-10, Class A15, 2.50%, 12/25/2051(a)(e)	80,251	66,687
Series 2021-11, Class A15, 2.50%, 01/25/2052(a)(e)	166,449	138,316
Series 2021-14, Class A15, 2.50%, 05/25/2052(a)(e)	103,197	85,626
Series 2021-15, Class A15, 2.50%, 06/25/2052(a)(e)	711,172	590,079
Series 2021-15, Class A2, 3.00%, 06/25/2052(a)(e)	2,672,970	2,344,173
Series 2021-4, Class B2, 2.88%, 08/25/2051(a)(e)	114,570	93,078
Series 2021-7, Class A15, 2.50%, 11/25/2051(a)(e)	147,002	122,156
Series 2021-8, Class A15, 2.50%, 12/25/2051(a)(e)	107,688	89,487
Series 2021-LTV2, Class A3, 2.93%, 05/25/2052(a)(e)	74,833	63,475
Series 2022-1, Class A2, 3.00%, 07/25/2052(a)(e)	354,354	310,872
Series 2022-2, Class A25, 3.00%, 08/25/2052(a)(e)	84,853	73,301
Series 2022-3, Class A25, 3.00%, 08/25/2052(a)(e)	373,360	322,515

The accompanying notes are an integral part of these financial statements.

48

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
JP Morgan Mortgage Trust (continued)
Series 2022-4, Class A17A, 3.00%, 10/25/2052(a)(e)	$256,291	$221,401
Series 2022-6, Class A17A, 3.00%, 11/25/2052(a)(e)	215,737	186,638
Series 2022-7, Class 1A17, 3.00%, 12/25/2052(a)(e)	125,213	108,168
Series 2022-LTV1, Class A1, 3.25%, 07/25/2052(a)(e)	122,337	106,570
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052(a)(e)	255,622	229,810
Series 2023-1, Class A15B, 5.50%, 06/25/2053(a)(e)	124,008	124,239
Series 2024-3, Class A9, 3.00%, 05/25/2054(a)(e)	963,394	832,196
Series 2024-7, Class A9, 3.00%, 04/25/2053(a)(e)	308,273	266,291
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class D, 4.09%, 11/15/2047(a)(e)	470,000	353,402
Series 2015-C30, Class A4, 3.55%, 07/15/2048	71,906	71,187
Manhattan West, Series 2020-1MW, Class C, 2.41%, 09/10/2039(a)(e)	500,000	457,243
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 06/12/2039(a)	1,000,000	1,023,203
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3, 3.45%, 07/15/2050	163,962	162,512
Series 2016-C29, Class A3, 3.06%, 05/15/2049	230,485	225,753
Series 2016-C29, Class D, 3.00%, 05/15/2049(a)	400,000	340,456
Morgan Stanley Capital I, Inc.
Series 2018-H3, Class A3, 3.92%, 07/15/2051	32,180	31,889
Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,500,000	2,480,509
Series 2019-H6, Class A3, 3.16%, 06/15/2052	1,000,000	945,001
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051(a)(e)	139,064	115,559
Series 2021-6, Class A4, 2.50%, 09/25/2051(a)(e)	115,236	103,022

Investments	Principal Amount	Value
Series 2021-6, Class A9, 2.50%, 09/25/2051(a)(e)	$130,378	$108,341
Series 2023-1, Class A7, 4.00%, 02/25/2053(a)(e)	267,317	248,236
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 06/07/2035(a)	18,316	18,009
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.49% (1 mo. Term SOFR + 2.39%), 03/15/2039(a)	1,090,000	1,082,166
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 7.93% (1 mo. Term SOFR + 2.83%), 07/15/2036(a)	1,000,000	739,437
Series 2019-MILE, Class F, 9.43% (1 mo. Term SOFR + 4.33%), 07/15/2036(a)	750,000	471,784
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061(a)	1,730,000	1,556,622
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.72% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)	30,712	30,011
Oak Street Real Estate Capital LLC, Series 2023-NLP, Class A, 6.30%, 03/15/2040(a)(e)	1,400,000	1,437,625
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(a)	1,925,000	1,712,549
One Market Plaza Trust
Series 2017-1MKT, Class A, 3.61%, 02/10/2032(a)	730,448	665,987
Series 2017-1MKT, Class B, 3.85%, 02/10/2032(a)	1,000,000	888,979
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A19, 2.50%, 07/25/2051(a)(e)	240,156	199,564
Series 2022-J2, Class A1, 3.50%, 08/25/2052(a)(e)	341,421	309,916
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051(a)(e)	295,929	245,725
Series 2021-5, Class A1, 2.50%, 11/25/2051(a)(e)	3,157,111	2,664,766
Series 2021-5, Class B4, 2.92%, 11/25/2051(a)(e)	185,924	146,825
Series 2022-2, Class A22, 2.50%, 02/25/2052(a)(e)	374,347	310,605

The accompanying notes are an integral part of these financial statements.

49

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
RCKT Mortgage Trust (continued)
Series 2022-3, Class A21, 3.00%, 05/25/2052(a)(e)	$138,553	$119,692
Series 2022-4, Class A22, 3.50%, 06/25/2052(a)(e)	214,227	192,316
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/10/2040(a)	1,550,000	1,597,775
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045(a)(e)	8,668	8,051
Series 2020-1, Class B4, 3.85%, 02/25/2050(a)(e)	219,292	179,981
Series 2020-3, Class A19, 3.00%, 04/25/2050(a)(e)	45,802	39,814
Series 2021-4, Class A19, 2.50%, 06/25/2051(a)(e)	79,481	66,643
Series 2023-1, Class A19, 5.00%, 01/25/2053(a)(e)	197,731	192,904
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 6.47% (1 mo. Term SOFR + 1.37%), 11/15/2036(a)	1,000,000	990,000
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049(a)	991,901	949,670
Series 2021-1A, Class A1, 2.12%, 06/20/2051(a)	1,131,312	1,019,838
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/2033(a)(e)	1,000,000	1,057,426
UBS Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.30%, 10/15/2050	1,047,682	1,004,861
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	142,154
Series 2017-C7, Class A3, 3.42%, 12/15/2050	218,587	212,449
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,203,041	1,185,130
Series 2018-C11, Class A3, 4.31%, 06/15/2051	384,484	379,481
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030(a)	41,197	38,314
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.84%, 03/10/2046(a)(e)	225,000	162,141

Investments	Principal Amount	Value
Verus Securitization Trust, Series 2019-4, Class M1, 3.21%, 11/25/2059(a)(e)	$100,000	$95,476
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.13%, 03/15/2040(a)(e)	500,000	506,271
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 05/15/2052	930,258	893,555
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C1, Class A3, 5.93%, 07/15/2057	2,300,000	2,426,513
Wells Fargo Mortgage-Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049(a)(e)	6,816	6,561
Series 2021-2, Class A17, 2.50%, 06/25/2051(a)(e)	289,205	240,323
Series 2022-2, Class A18, 2.50%, 12/25/2051(a)(e)	90,742	75,291
Series 2022-2, Class A2, 2.50%, 12/25/2051(a)(e)	4,061,802	3,413,343
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14%, 05/15/2045(a)(e)	205,500	182,692
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $156,416,898)		153,480,529
FOREIGN CORPORATE BONDS — 6.4%
BASIC MATERIALS - 0.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031(a)	345,000	367,779
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	980,000	1,027,037
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/2032(a)	500,000	511,429
LD Celulose International GmbH, 7.95%, 01/26/2032(a)	550,000	564,437
Nutrien Ltd.
5.20%, 06/21/2027	720,000	738,380
5.40%, 06/21/2034	1,000,000	1,035,060
OCP SA, 6.75%, 05/02/2034(a)	426,000	457,192
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	177,000	167,564
Total Basic Materials		4,868,878

The accompanying notes are an integral part of these financial statements.

50

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
COMMUNICATIONS — 0.1%
Rogers Communications, Inc., 5.00%, 02/15/2029	$101,000	$103,071
Telefonica Emisiones SA, 4.90%, 03/06/2048	150,000	136,356
Vodafone Group PLC
4.25%, 09/17/2050	50,000	41,717
5.75%, 02/10/2063	82,000	82,759
5.88%, 06/28/2064	312,000	321,796
Total Communications		685,699
CONSUMER, CYCLICAL — 0.1%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(a)	125,000	120,116
Alimentation Couche-Tard, Inc., 5.27%, 02/12/2034(a)	350,000	356,555
Falabella SA, 4.38%, 01/27/2025(a)	400,000	396,746
Sands China Ltd., 5.40%, 08/08/2028	200,000	201,925
Total Consumer, Cyclical		1,075,342
CONSUMER, NON-CYCLICAL — 0.4%
Bacardi Ltd., 4.45%, 05/15/2025(a)	880,000	876,079
BAT International Finance PLC
4.45%, 03/16/2028	740,000	740,500
5.93%, 02/02/2029	40,000	42,250
Imperial Brands Finance PLC, 5.50%, 02/01/2030(a)	1,200,000	1,238,797
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034(a)	836,000	926,201
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	119,000	121,297
5.11%, 05/19/2043	82,000	83,488
5.30%, 05/19/2053	1,021,000	1,056,167
5.34%, 05/19/2063	162,000	166,417
Royalty Pharma PLC
5.15%, 09/02/2029	65,000	66,670
2.15%, 09/02/2031	184,000	156,795
5.90%, 09/02/2054	77,000	79,771
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	339,144
Takeda Pharmaceutical Co., Ltd., 5.80%, 07/05/2064	200,000	210,041
Triton Container International Ltd., 3.15%, 06/15/2031(a)	428,000	372,992

Investments	Principal Amount	Value
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032	$109,000	$94,221
Total Consumer, Non-cyclical		6,570,830
ENERGY — 1.1%
Aker BP ASA
4.00%, 01/15/2031(a)	500,000	474,745
3.10%, 07/15/2031(a)	900,000	802,154
5.80%, 10/01/2054(a)	151,000	148,763
BP Capital Markets PLC, 6.45% to 03/01/2034 then 5 yr. CMT Rate + 2.15%, Perpetual	1,000,000	1,051,933
Canadian Natural Resources Ltd.
5.85%, 02/01/2035	310,000	323,752
6.25%, 03/15/2038	200,000	214,881
Cenovus Energy, Inc.
5.25%, 06/15/2037	77,000	75,968
3.75%, 02/15/2052	90,000	66,218
Ecopetrol SA, 8.63%, 01/19/2029	525,000	566,448
EIG Pearl Holdings Sarl, 3.55%, 08/31/2036(a)	350,000	311,452
Enbridge, Inc.
6.00%, 11/15/2028	540,000	573,440
5.63%, 04/05/2034	1,000,000	1,048,816
Eni SpA, 5.95%, 05/15/2054(a)	200,000	205,978
Equinor ASA, 3.25%, 11/18/2049	1,000,000	751,659
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(a)	200,000	211,784
6.51%, 02/23/2042(a)	200,000	215,283
Petroleos Mexicanos
6.49%, 01/23/2027	262,000	257,992
6.50%, 03/13/2027	200,000	196,125
QatarEnergy, 2.25%, 07/12/2031(a)	200,000	175,862
Raizen Fuels Finance SA, 6.45%, 03/05/2034(a)	575,000	608,583
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049(a)	943,910	802,323
TotalEnergies Capital SA
4.72%, 09/10/2034	775,000	778,893
5.49%, 04/05/2054	825,000	852,591
5.64%, 04/05/2064	44,000	45,881
5.43%, 09/10/2064	2,653,000	2,670,062
UEP Penonome II SA, 6.50%, 10/01/2038(a)	879,006	761,648

The accompanying notes are an integral part of these financial statements.

51

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Energy — (continued)
Woodside Finance Ltd.
5.10%, 09/12/2034	$2,500,000	$2,483,314
5.70%, 09/12/2054	103,000	102,448
Total Energy		16,778,996
FINANCIAL — 3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	1,000,000	997,197
2.45%, 10/29/2026	150,000	144,045
African Development Bank, 5.75% to 08/07/2034 then 5 yr. CMT Rate + 1.58%, Perpetual	1,000,000	994,096
Banco Santander SA
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	200,000	206,808
6.35%, 03/14/2034	400,000	428,335
Bank of Montreal, 7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,055,282
Bank of Nova Scotia (The)
5.65%, 02/01/2034	132,000	141,338
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	265,000	252,073
Barclays PLC
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027	1,430,000	1,457,194
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030	1,850,000	1,865,290
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035	400,000	363,842
BB Blue Financing DAC
4.40%, 09/20/2029	1,000,000	1,010,919
4.40%, 09/20/2037	1,000,000	1,031,088
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027(a)	730,000	699,355
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027(a)	646,000	615,785
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(a)	1,175,000	1,268,274
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)	610,000	634,429

Investments	Principal Amount	Value
CDP Financial, Inc., 1.00%, 05/26/2026(a)	$1,000,000	$953,384
Cooperatieve Rabobank UA
1.00% to 09/24/2025 then 1 yr. CMT Rate + 0.73%, 09/24/2026(a)	261,000	252,057
1.11% to 02/24/2026 then 1 yr. CMT Rate + 0.55%, 02/24/2027(a)	2,000,000	1,907,699
Credit Agricole SA, 6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035(a)	1,000,000	1,067,264
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026(a)	250,000	244,663
Credit Suisse AG/New York NY, 7.50%, 02/15/2028	250,000	274,597
Danske Bank AS
3.24% to 12/20/2024 then 3 mo. LIBOR US + 1.59%, 12/20/2025(a)(c)	201,000	199,938
6.26% to 09/22/2025 then 1 yr. CMT Rate + 1.18%, 09/22/2026(a)	485,000	492,580
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027	180,000	171,245
6.28% (SOFR + 1.22%), 11/16/2027	240,000	238,960
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,184,111
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	163,000	163,880
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	196,929
Enstar Group Ltd., 3.10%, 09/01/2031	39,000	33,692
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	518,039
6.00%, 12/07/2033	975,000	1,025,838
Federation des Caisses Desjardins du Quebec
5.15%, 11/27/2028(a)	600,000	627,361
5.25%, 04/26/2029(a)	1,000,000	1,030,644
GPS Blue Financing DAC, 5.65%, 11/09/2041(a)	1,000,000	1,005,000
HSBC Holdings PLC
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	1,200,000	1,263,414

The accompanying notes are an integral part of these financial statements.

52

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
FINANCIAL — (continued)
HSBC Holdings PLC (continued)
6.88% to 03/11/2030 then 5 yr. CMT Rate + 3.30%, Perpetual	$2,025,000	$2,085,967
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	225,914
Intesa Sanpaolo SpA
7.20%, 11/28/2033(a)	1,000,000	1,139,161
7.80%, 11/28/2053(a)	1,000,000	1,199,009
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054(a)	200,000	226,290
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028(a)(c)	8,000	7,832
Meiji Yasuda Life Insurance Co., 5.80% to 09/11/2034 then 5 yr. CMT Rate + 3.03%, 09/11/2054(a)	200,000	205,447
Mitsubishi UFJ Financial Group, Inc., 5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	675,385
Mizuho Financial Group, Inc., 5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	305,426
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042(a)	1,000,000	1,047,580
NatWest Group PLC
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030	202,000	205,130
8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,090,932
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	173,922
OMERS Finance Trust
3.50%, 04/19/2032(a)	1,000,000	956,863
4.00%, 04/19/2052(a)	1,000,000	850,658
Royal Bank of Canada
1.05%, 09/14/2026(a)	1,000,000	946,283
4.85%, 12/14/2026(a)	1,000,000	1,019,480
Societe Generale SA
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028(a)	795,000	759,561

Investments	Principal Amount	Value
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028(a)	$760,000	$770,567
Sumitomo Mitsui Financial Group, Inc., 5.84%, 07/09/2044	71,000	76,510
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026(a)	245,000	249,677
4.45%, 09/10/2027(a)	211,000	212,221
Swedbank AB, 1.54%, 11/16/2026(a)	213,000	202,133
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual(a)	625,000	691,001
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	1,701,000	1,758,530
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	1,000,000	1,044,897
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032(a)	285,000	257,000
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual(a)	525,000	619,150
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034(a)	1,000,000	1,097,620
5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	1,150,000	1,213,919
WLB Asset II B Pte Ltd., 3.95%, 12/10/2024(a)	1,000,000	961,312
WLB Asset II C Pte Ltd., 3.90%, 12/23/2025(a)	1,000,000	947,689
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026(a)	1,000,000	942,600
Total Financial		50,182,311
INDUSTRIAL — 0.4%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,000,000	1,036,207
BAE Systems PLC, 5.13%, 03/26/2029(a)	585,000	601,925
Canadian National Railway Co., 4.38%, 09/18/2034	86,000	85,335
Canadian Pacific Railway Co., 4.70%, 05/01/2048	78,000	73,142
Cemex SAB de CV, 9.13% to 06/14/2028 then 5 yr. CMT Rate + 5.16%, Perpetual(a)	625,000	681,747

The accompanying notes are an integral part of these financial statements.

53

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
Industrial — (continued)
CRH SMW Finance DAC, 5.20%, 05/21/2029	$328,000	$339,356
GFL Environmental, Inc., 6.75%, 01/15/2031(a)	90,000	94,395
Mexico City Airport Trust
4.25%, 10/31/2026(a)	280,000	275,559
3.88%, 04/30/2028(a)	200,000	192,715
5.50%, 07/31/2047(a)	650,000	561,527
nVent Finance Sarl, 2.75%, 11/15/2031	281,000	244,361
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030(a)	900,000	929,759
5.44%, 04/03/2034(a)	1,125,000	1,172,480
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	65,000	67,739
Waste Connections, Inc., 2.20%, 01/15/2032	214,000	183,856
Total Industrial		6,540,103
UTILITIES - 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028(a)	200,000	185,336
Alfa Desarrollo SpA, 4.55%, 09/27/2051(a)	198,208	156,607
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026(f)	1,290,000	1,305,591
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054(a)	2,225,000	2,272,578
Comision Federal de Electricidad
4.69%, 05/15/2029(a)	400,000	387,764
5.70%, 01/24/2030(a)	1,925,000	1,929,235
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)	430,000	420,775
Enel Finance International NV, 5.13%, 06/26/2029(a)	1,300,000	1,331,566
Engie SA, 5.88%, 04/10/2054(a)	205,000	214,040
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028(a)	200,000	203,420
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033(a)	391,500	399,815
Total Utilities		8,806,727
TOTAL FOREIGN CORPORATE BONDS (Cost $93,811,928)		95,508,886

Investments	Principal Amount	Value
MUNICIPAL BONDS — 1.9%
ALASKA — 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	$1,510,000	$1,639,532
ARIZONA — 0.2%
Arizona Industrial Development Authority, 3.25%, 07/01/2031 (Obligor: KIPP NYC Public Charter Schools)	750,000	683,835
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	2,500,000	2,445,875
Total Arizona		3,129,710
CALIFORNIA — 0.4%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	170,833
California Health Facilities Financing Authority, 4.35%, 06/01/2041	250,000	237,254
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	769,512
City of Los Angeles CA
3.50%, 09/01/2037	315,000	279,857
4.80%, 09/01/2039	1,000,000	1,011,598
5.00%, 09/01/2042	1,000,000	1,009,208
Los Angeles Unified School District/CA, 4.85%, 01/01/2025	250,000	249,971
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.66%, 10/01/2027	1,400,000	1,427,283
State of California, 7.35%, 11/01/2039	275,000	332,632
Tuolumne Wind Project Authority, 6.92%, 01/01/2034	1,000,000	1,116,786
Total California		6,604,934
CONNECTICUT — 0.1%
Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Light & Power Co. (The))	1,000,000	876,729
FLORIDA — 0.1%
Florida Development Finance Corp., 8.25%, 07/01/2057 (Obligor: Brightline FL Holdings)(a)(e)(k)	1,000,000	1,029,917

The accompanying notes are an integral part of these financial statements.

54

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
MUNICIPAL BONDS — (continued)
HAWAII — 0.1%
City & County of Honolulu HI, 4.79%, 07/01/2032	$1,130,000	$1,181,710
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 01/01/2031	823,467	806,912
Total Hawaii		1,988,622
INDIANA — 0.0%(l)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Fort Wayne Obligated Group)	234,358	23
Indiana Finance Authority, 3.05%, 01/01/2051 (Obligor: East End Crossing Partners LLC)	215,000	166,928
Total Indiana		166,951
MARYLAND — 0.2%
Maryland Economic Development Corp.
5.43%, 05/31/2056	1,205,000	1,253,190
5.94%, 05/31/2057 (Obligor: University of Maryland)	1,000,000	1,040,912
Total Maryland		2,294,102
MICHIGAN — 0.0%(l)
City of Detroit MI, 2.51%, 04/01/2025	650,000	642,550
MINNESOTA — 0.1%
Minnesota Housing Finance Agency, 5.95%, 08/01/2054	750,000	763,361
University of Minnesota, 4.05%, 04/01/2052	380,000	338,882
Total Minnesota		1,102,243
NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority, 5.05%, 02/01/2029 (Obligor: Hanwha Q Cells USA, Inc.)(a)(e)	1,000,000	1,000,000
NEW JERSEY — 0.1%
Morris County Improvement Authority, 1.05%, 06/15/2026	200,000	190,433
New Jersey Economic Development Authority, 4.93%, 03/01/2025	750,000	751,242

Investments	Principal Amount	Value
New Jersey Turnpike Authority, 7.41%, 01/01/2040	$300,000	$365,032
Total New Jersey		1,306,707
NEW YORK — 0.3%
Freddie Mac Multifamily ML Certificates, 1.51%, 09/25/2037	9,865,000	1,047,249
Freddie Mac Multifamily Variable Rate Certificate
3.15%, 10/15/2036	984,430	901,553
4.05%, 08/25/2038	983,399	957,221
Metropolitan Transportation Authority, 5.18%, 11/15/2049	75,000	69,733
New York City Housing Development Corp., 5.45%, 08/01/2054	850,000	854,289
Total New York		3,830,045
OHIO — 0.1%
American Municipal Power, Inc., 8.08%, 02/15/2050	1,000,000	1,364,034
PENNSYLVANIA — 0.0%(l)
Philadelphia Energy Authority (The), 5.39%, 11/01/2025	500,000	505,495
SOUTH DAKOTA — 0.0%(l)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	285,000	292,024
VIRGINIA — 0.0%(l)
Fairfax County Economic Development Authority, 5.59%, 10/01/2024	500,000	500,000
TOTAL MUNICIPAL BONDS (Cost $28,238,372)		28,273,595
FOREIGN GOVERNMENT AGENCIES — 1.3%
CANADA — 0.7%
Export Development Canada
3.38%, 08/26/2025	1,000,000	993,377
3.88%, 02/14/2028	1,800,000	1,812,017
4.75%, 06/05/2034	1,000,000	1,068,052
Province of British Columbia Canada, 4.20%, 07/06/2033	260,000	261,215
Province of Ontario Canada, 5.05%, 04/24/2034	1,000,000	1,067,942
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	975,739
1.90%, 04/21/2031	1,000,000	881,809

The accompanying notes are an integral part of these financial statements.

55

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES — (continued)
Canada — (continued)
Province of Quebec Canada (continued)
4.50%, 09/08/2033	$1,000,000	$1,026,945
4.25%, 09/05/2034	2,000,000	2,012,082
Total Canada		10,099,178
FRANCE — 0.1%
Caisse d’Amortissement de la Dette Sociale, 4.88%, 09/19/2026(a)	1,000,000	1,019,201
GERMANY — 0.1%
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	850,441
ITALY — 0.0%(l)
Cassa Depositi e Prestiti SpA, 5.88%, 04/30/2029(a)	400,000	420,059
JAPAN — 0.1%
Development Bank of Japan, Inc., 1.75%, 02/18/2025(a)	226,000	223,479
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	1,015,448
Total Japan		1,238,927
NETHERLANDS — 0.2%
BNG Bank NV, 3.50%, 05/19/2028(a)	1,000,000	993,200
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028(a)	1,500,000	1,513,712
4.38%, 02/28/2029(a)	1,000,000	1,026,200
Total Netherlands		3,533,112
NORWAY — 0.0%(l)
Kommunalbanken AS, 2.13%, 02/11/2025(a)	500,000	495,375
SAUDI ARABIA — 0.1%
Arab Petroleum Investments Corp., 5.43%, 05/02/2029(a)
5.43%, 05/02/2029(a)	1,000,000	1,042,548
1.48%, 10/06/2026(a)	1,200,000	1,134,918
Total Saudi Arabia		2,177,466

Investments	Principal Amount	Value
South Korea — 0.0%(l)
Korea National Oil Corp.
4.75%, 04/03/2026(a)	$200,000	$201,213
4.88%, 04/03/2028(a)	205,000	208,583
Total South Korea		409,796
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $20,218,636)		20,243,555
SUPRANATIONAL BONDS — 1.2%
African Development Bank
4.13%, 02/25/2027	1,000,000	1,009,647
3.50%, 09/18/2029	2,500,000	2,481,929
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,475,393
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,020,717
Corp. Andina de Fomento, 5.00%, 01/24/2029	395,000	408,241
Council of Europe Development Bank, 3.00%, 06/16/2025	1,000,000	990,976
European Investment Bank
2.38%, 05/24/2027	1,000,000	968,554
0.63%, 10/21/2027	700,000	639,852
3.25%, 11/15/2027	1,110,000	1,098,829
0.75%, 09/23/2030	1,000,000	845,845
Inter-American Development Bank, 1.13%, 07/20/2028	383,000	349,569
Inter-American Investment Corp., 2.63%, 04/22/2025	1,000,000	989,801
International Bank for Reconstruction & Development
3.13%, 11/20/2025	119,000	117,806
0.00%, 03/31/2027(d)	1,000,000	908,461
0.75%, 11/24/2027	334,000	305,801
0.00%, 03/31/2028(d)	1,000,000	991,848
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026(p)	1,000,000	955,331
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000	845,610
OPEC Fund for International Development (The), 4.50%, 01/26/2026(a)	1,000,000	1,002,899
TOTAL SUPRANATIONAL BONDS (Cost $17,743,989)		17,407,109

The accompanying notes are an integral part of these financial statements.

56

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
BERMUDA — 0.0%(l)
Bermuda Government International Bond, 2.38%, 08/20/2030(a)	$200,000	$175,960
BRAZIL — 0.1%
Brazilian Government International Bond, 6.13%, 01/22/2032	1,000,000	1,027,464
CANADA — 0.1%
Canada Government International Bond, 2.88%, 04/28/2025	1,100,000	1,090,932
COLOMBIA — 0.1%
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	1,095,462
INDONESIA — 0.0%(l)
Indonesia Government International Bond, 3.50%, 01/11/2028	280,000	274,834
ITALY — 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/2049	1,000,000	767,500
JORDAN — 0.1%
Hashemite Kingdom of Jordan Government AID Bond, 3.00%, 06/30/2025	900,000	889,006
MEXICO — 0.0%(l)
Mexico Government International Bond
6.00%, 05/07/2036	461,000	469,478
4.28%, 08/14/2041	260,000	212,145
Total Mexico		681,623
PANAMA — 0.0%(l)
Panama Government International Bond
3.75%, 03/16/2025	420,000	416,737
6.70%, 01/26/2036	100,000	104,085
Total Panama		520,822
PERU — 0.0%(l)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	95,337
ROMANIA — 0.0%(l)
Romanian Government International Bond, 6.00%, 05/25/2034(a)	60,000	60,851

Investments	Principal Amount	Value
SERBIA — 0.1%
Serbia International Bond
2.13%, 12/01/2030(a)	$370,000	$310,359
6.00%, 06/12/2034(a)	1,170,000	1,203,620
Total Serbia		1,513,979
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,248,545)		8,193,770
BANK LOANS — 0.1%
INDUSTRIAL — 0.1%
LTR Intermediate Holdings, Inc., 9.96% (1 mo. Term SOFR + 4.50%), 05/08/2028	972,380	938,347
UTILITIES — 0.0%(l)
Constellation Renewables LLC, Senior Secured First Lien, 7.57% (3 mo. SOFR US + 2.25%), 12/15/2027	840,195	840,615
TOTAL BANK LOANS (Cost $1,803,399)		1,778,962

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 7.6%
iShares 10-20 Year Treasury Bond ETF	169,777	18,561,719
iShares Core U.S. Aggregate Bond ETF	941,958	95,392,087
TOTAL EXCHANGE-TRADED FUNDS (Cost $108,674,767)		113,953,806
MUTUAL FUNDS — 6.2%
BrandywineGLOBAL High Yield Fund — Class IS	5,738,568	59,451,566
MainStay MacKay High Yield Corporate Bond Fund - Class R6	6,427,753	33,745,705
TOTAL MUTUAL FUNDS (Cost $90,491,468)		93,197,271
PREFERRED STOCKS — 0.1%
FINANCIAL — 0.1%
Gladstone Investment Corp. 4.88%, 11/01/2028 (Cost $1,830,000)	73,200	1,744,356
COMMON STOCKS — 0.0%(l)
DIVERSFIED FINANCIAL SERVICES — 0.0%(l)
Bruin Blocker LLC(m) (Cost $3,930)	4,367	0

The accompanying notes are an integral part of these financial statements.

57

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024

Investments	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Class, 4.83%(n) (Cost $21,716,804)	21,716,804	$21,716,804
TOTAL INVESTMENTS — 100.1%
(Cost $1,503,299,827)		$1,500,576,146
OTHER ASSETS AND LIABILITIES, NET - (0.1)%		(1,571,827)
NET ASSETS — 100.0%		$1,499,004,319

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $367,339,227 or 24.5% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Step Coupon Bond. Coupon rate increases or decreases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(g)	Principal only security.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of September 30, 2024.

(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Interest only security.
(k)	Security subject to the Alternative Minimum Tax (AMT). As of September 30, 2024, the total value of securities subject to the AMT was $1,029,917 or 0.1% of net assets.
(l)	Represents less than 0.05% of net assets.
(m)	Non-income producing security.
(n)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(o)	A portion of this security is pledged as collateral for open derivatives positions. At September 30, 2024, the value of these securities was $2,812,000, representing 0.2% of net assets.
(p)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2024, the value of these securities was $845,610, representing 0.1% of net assets.

ASA	Advanced Subscription Agreement
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Rate
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
Future contracts open at September 30, 2024:

Description	Type	Contracts	Expiration Date	Notional Amount	Total Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED — 3.8%
U.S. Treasury Ultra 10 Year Notes	Long	58,000	12/19/2024	$6,861,219	$637
U.S. Treasury 10 Year Notes	Long	77,000	12/19/2024	8,799,656	(10,967)
U.S. Treasury 2 Year Notes	Long	302,000	12/31/2024	31,444,570	58,940
U.S. Treasury 5 Year Notes	Long	82,000	12/31/2024	9,010,391	(7,654)
U.S. Treasury Ultra Bonds	Long	4,000	12/19/2024	532,375	(4,479)
				$56,648,211	$36,477
CONTRACTS SOLD — (0.1)%
U.S. Treasury Long Bonds	Short	(13,000)	12/19/2024	$(1,614,437)	$4,889
Total Unrealized Appreciation (Depreciation)					$41,366

The accompanying notes are an integral part of these financial statements.

58

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(continued)
September 30, 2024
Swap contracts open at September 30, 2024:
Centrally Cleared Credit Default Swap Agreements

Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Payment Frequency	Credit Spread at September 30, 2024 (basis points)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1	1.000%	Quarterly	52.705	12/20/2029	$22,950	$510,026	$520,993	$(10,967)

Centrally Cleared Interest Rate Swap Agreements

Payments Made by the Fund	Payments Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation (Depreciation)
4.699%	12M SOFR(a)	Monthly	09/25/2026	$515	$(12,209)	$63	$(12,272)

(a)	The current rate as of September 25, 2024 was 4.84%.
The accompanying notes are an integral part of these financial statements.

59

First American Multi-Manager Fixed-Income Fund
Schedule of Investments(concluded)
September 30, 2024
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Corporate Bonds	$ —	$322,561,715	$—	$322,561,715
U.S. Government Agencies	—	267,331,979	—	267,331,979
Asset-Backed Securities	—	187,167,635	—	187,167,635
U.S. Government Obligations	—	168,016,174	—	168,016,174
Commercial Mortgage-Backed Securities	—	153,480,529	—	153,480,529
Foreign Corporate Bonds	—	95,508,886	—	95,508,886
Municipal Bonds	—	28,273,595	—	28,273,595
Foreign Government Agencies	—	20,243,555	—	20,243,555
Supranational Bonds	—	17,407,109	—	17,407,109
Foreign Government Obligations	—	8,193,770	—	8,193,770
Bank Loans	—	1,778,962	—	1,778,962
Exchange-Traded Funds	113,953,806	—	—	113,953,806
Mutual Funds	93,197,271	—	—	93,197,271
Preferred Stocks	1,744,356	—	—	1,744,356
Common Stocks	—	—(a)	—	—
Money Market Funds	21,716,804	—	—	21,716,804
Total Investments*	$230,612,237	$1,269,963,909	$—	$1,500,576,146
Other Financial Instruments**:
Futures Contracts, Net	41,366	—	—	41,366
Total - Other Financial Instruments	$41,366	$—	$—	$41,366
Liabilities:
Other Financial Instruments**:
Interest Rate Swap Agreements	—	(12,272)	—	(12,272)
Credit Default Swap Agreements	—	(10,967)	—	(10,967)
Total - Other Financial Instruments	$—	$(23,239)	$—	$(23,239)

*	See Schedule of Investments for additional detailed categorizations.
**
Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(a)	Amount is less than $0.50.
The accompanying notes are an integral part of these financial statements.

60

PFM Multi-Manager Series Trust
Statements of Assets and Liabilities
September 30, 2024

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $1,065,493,476, $817,575,117 and $1,503,299,827, respectively)	$1,183,945,022	$923,915,971	$1,500,576,146
Foreign Currencies, at Value (Cost $—, $147,397 and $—, respectively)	—	147,505	—
Receivables:
Investment Securities Sold	—	6,316,422	16,277,826
Dividends	85,784	734,919	492,209
Interest	42,418	72,779	8,967,234
Foreign Tax Reclaims	8,128	998,398	14,494
Prepaid Expenses	4,159	3,062	4,808
Collateral on Swaps Contracts(1)	—	—	170,000
Total Assets	1,184,085,511	932,189,056	1,526,502,717
Liabilities:
Payables:(2)
Investment Securities Purchased	12,403	9,231,941	26,591,179
Advisory Fees Payable	275,256	368,888	492,624
Net Variation Margin on Swap Contracts	—	—	3,434
Net Variation Margin on Futures Contracts	—	—	149,528
Other Accrued Expenses	174,385	225,933	261,633
Total Liabilities	462,044	9,826,762	27,498,398
Net Assets	$1,183,623,467	$922,362,294	$1,499,004,319
Net Assets Consist of:
Paid-In Capital	$823,352,187	$811,272,564	$1,575,156,099
Total Distributable Earnings (Loss)	360,271,280	111,089,730	(76,151,780)
Net Assets	$1,183,623,467	$922,362,294	$1,499,004,319
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	81,728,626	79,404,039	165,502,539
Net Asset Value, Offering Price and Redemption Price per Share	$14.48	$11.62	$9.06

(1)	Represents cash on deposit at broker.
(2)	There were no fees payable to the Trust’s Independent Trustees at September 30, 2024.
The accompanying notes are an integral part of these financial statements.

61

PFM Multi-Manager Series Trust
Statements of Operations
For the Year Ended September 30, 2024

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $21,543, $1,022,262 and $—, respectively)	$14,039,106	$20,183,437	$12,789,507
Interest (net of taxes withheld of $—, $— and $35,588, respectively)	412,427	743,698	50,166,468
Total Investment Income	14,451,533	20,927,135	62,955,975
Expenses:
Advisory Fees (Note 4)	3,088,566	4,090,693	5,231,911
Accounting Fees	90,738	110,277	380,280
Administration Fees	111,643	121,367	146,014
Audit and Tax Fees	96,517	66,840	120,552
Custodian Fees	38,680	345,473	62,163
Insurance Premiums	33,278	25,248	36,950
Legal Fees	171,527	129,617	200,674
Registration Fees	15,496	22,987	53,058
Transfer Agent Fees	50,540	42,991	56,644
Trustees Fees	94,684	73,258	105,820
Other Expenses	14,918	13,136	15,377
Total Expenses	3,806,587	5,041,887	6,409,443
Net Investment Income	10,644,946	15,885,248	56,546,532
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	245,242,395	38,531,318	(8,597,484)
Swap Contracts	—	—	590,908
Futures Contracts	—	—	807,141
Foreign Currency Related Transactions	—	(261,504)	—
Net Realized Gain (Loss)	245,242,395	38,269,814	(7,199,435)
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	46,908,386	129,218,565	102,522,125
Swap Contracts	—	—	(37,865)
Futures Contracts	—	—	461,318
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	51,814	—
Net Change in Unrealized Appreciation (Depreciation)	46,908,386	129,270,379	102,945,578
Net Change in Net Assets Resulting from Operations	$302,795,727	$183,425,441	$152,292,675

The accompanying notes are an integral part of these financial statements.

62

PFM Multi-Manager Series Trust
Statements of Changes in Net Assets

	First American Multi-Manager Domestic Equity Fund		First American Multi-Manager International Equity Fund
	For the Year Ended September 30,		For the Year Ended September 30,
	2024	2023	2024	2023
Change in Net Assets Resulting from Operations:
Net Investment Income	$10,644,946	$11,594,234	$15,885,248	$13,113,589
Net Realized Gain (Loss)	245,242,395	(3,249,816)	38,269,814	(22,641,520)
Net Change in Unrealized Appreciation (Depreciation)	46,908,386	128,668,712	129,270,379	111,148,770
Net Change in Net Assets from Operations	302,795,727	137,013,130	183,425,441	101,620,839
Distributions from:
Distributable Earnings	(11,701,237)	(41,106,617)	(12,808,915)	(14,072,410)
Capital Share Transactions:
Proceeds from Sale of Shares	125,238,205	111,190,845	87,192,668	137,890,676
Reinvestment of Distributions	11,701,237	41,106,617	12,808,915	14,072,410
Cost of Shares Redeemed	(216,995,438)	(50,447,652)	(64,984,042)	(29,912,664)
Net Change in Net Assets Resulting from Capital Share Transactions	(80,055,996)	101,849,810	35,017,541	122,050,422
Total Change in Net Assets	211,038,494	197,756,323	205,634,067	209,598,851
Net Assets:
Beginning of Year	$972,584,973	$774,828,650	$716,728,227	$507,129,376
End of Year	$1,183,623,467	$972,584,973	$922,362,294	$716,728,227
Share Transactions:
Shares Outstanding, Beginning of Year	88,166,590	78,484,098	75,898,215	62,131,190
Shares Subscribed	9,714,097	10,228,072	8,419,288	15,312,425
Shares Issued from Reinvestment of Distributions	953,646	4,049,913	1,246,003	1,534,614
Shares Redeemed	(17,105,707)	(4,595,493)	(6,159,467)	(3,080,014)
Shares Outstanding, End of Year	81,728,626	88,166,590	79,404,039	75,898,215

The accompanying notes are an integral part of these financial statements.

63

PFM Multi-Manager Series Trust
Statements of Changes in Net Assets (concluded)

	First American Multi-Manager Fixed-Income Fund
	For the Year Ended September 30,
	2024	2023
Change in Net Assets Resulting from Operations:
Net Investment Income	$56,546,532	$40,858,196
Net Realized Gain (Loss)	(7,199,435)	(29,936,885)
Net Change in Unrealized Appreciation (Depreciation)	102,945,578	3,896,401
Net Change in Net Assets Resulting from Operations	152,292,675	14,817,712
Distributions from:
Distributable Earnings	(58,554,326)	(39,994,624)
Capital Share Transactions:
Proceeds from Sale of Shares	324,213,795	249,725,850
Reinvestment of Distributions	58,374,448	39,994,624
Cost of Shares Redeemed	(73,374,831)	(72,272,973)
Net Change in Net Assets Resulting from Capital Share Transactions	309,213,412	217,447,501
Total Change in Net Assets	402,951,761	192,270,589
Net Assets:
Beginning of Year	$1,096,052,558	$903,781,969
End of Year	$1,499,004,319	$1,096,052,558
Share Transactions:
Shares Outstanding, Beginning of Year	129,849,494	104,799,034
Shares Subscribed	37,329,494	28,694,346
Shares Issued from Reinvestment of Distributions	6,657,893	4,589,552
Shares Redeemed	(8,334,342)	(8,233,438)
Shares Outstanding, End of Year	165,502,539	129,849,494

The accompanying notes are an integral part of these financial statements.

64

First American Multi-Manager Domestic Equity Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the year is presented below:

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$11.03	$9.87	$13.99	$12.15	$11.00
Investment Operations:
Net Investment Income(1)	0.13	0.14	0.12	0.12	0.14
Net Realized and Unrealized Gain (Loss)(2)	3.45	1.52	(2.10)	3.58	1.32
Total from Investment Operations	3.58	1.66	(1.98)	3.70	1.46
Distributions from:
Net Investment Income	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Capital Gains	—	(0.39)	(2.02)	(1.71)	(0.15)
Total Distributions to Shareholders	(0.13)	(0.50)	(2.14)	(1.86)	(0.31)
Net Asset Value, End of Year	$14.48	$11.03	$9.87	$13.99	$12.15
Total Return(3)	32.70%	17.30%	(17.97)%	33.08%	13.43%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$1,183,623	$972,585	$774,829	$847,016	$722,499
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/ Reimbursed/Recouped(4)	0.36%	0.37%	0.37%	0.38%	0.39%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped(4)	0.36%	0.37%	0.36%	0.37%	0.39%
Net Investment Income	1.01%	1.25%	0.97%	0.91%	1.25%
Portfolio Turnover Rate	103%(5)	52%	45%	60%	141%(6)

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(4)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund.

(5)	Portfolio turnover rate for the year ended September 30, 2024 increased primarily due to changes in the exchange-traded funds in which a significant portion of the Fund was invested.
(6)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using exchange-traded funds to achieve passive index exposure.

The accompanying notes are an integral part of these financial statements.

65

First American Multi-Manager International Equity Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the year is presented below:

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$9.44	$8.16	$12.00	$9.70	$9.41
Investment Operations:
Net Investment Income(1)	0.20	0.18	0.22	0.15	0.08
Net Realized and Unrealized Gain (Loss)(2)	2.14	1.29	(3.47)	2.25	0.41
Total from Investment Operations	2.34	1.47	(3.25)	2.40	0.49
Distributions from:
Net Investment Income	(0.16)	(0.19)	(0.17)	(0.10)	(0.20)
Capital Gains	—	––	(0.42)	—	—
Total Distributions to Shareholders	(0.16)	(0.19)	(0.59)	(0.10)	(0.20)
Net Asset Value, End of Year	$11.62	$9.44	$8.16	$12.00	$9.70
Total Return(3)	25.04%	18.09%	(28.60)%	24.86%	5.09%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$922,362	$716,728	$507,129	$680,792	$388,182
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/ Reimbursed/Recouped(4)	0.62%	0.64%	0.65%	0.66%	0.74%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped(4)	0.62%	0.64%	0.64%	0.65%	0.76%
Net Investment Income	1.94%	1.87%	2.06%	1.31%	0.87%
Portfolio Turnover Rate	105%(5)	68%	88%	52%	157%(6)

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(4)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund.

(5)	Portfolio turnover rate for the year ended September 30, 2024 increased primarily due to changes in the exchange-traded funds in which a significant portion of the Fund was invested.
(6)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using exchange-traded funds to achieve passive index exposure.

The accompanying notes are an integral part of these financial statements.

66

First American Multi-Manager Fixed-Income Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the year is presented below:

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$8.44	$8.62	$10.39	$10.81	$10.55
Investment Operations:
Net Investment Income(1)	0.38	0.34	0.23	0.21	0.27
Net Realized and Unrealized Gain (Loss)(2)	0.63	(0.19)	(1.71)	(0.08)	0.37
Total from Investment Operations	1.01	0.15	(1.48)	0.13	0.64
Distributions from:
Net Investment Income	(0.39)	(0.33)	(0.24)	(0.22)	(0.29)
Capital Gains	—	––	(0.05)	(0.33)	(0.09)
Total Distributions to Shareholders	(0.39)	(0.33)	(0.29)	(0.55)	(0.38)
Net Asset Value, End of Year	$9.06	$8.44	$8.62	$10.39	$10.81
Total Return(3)	12.23%	1.71%	(14.52)%	1.23%	6.21%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$1,499,004	$1,096,053	$903,782	$823,323	$684,218
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/ Reimbursed/Recouped(4)	0.49%	0.51%	0.51%	0.55%	0.55%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped(4)	0.49%	0.51%	0.51%	0.52%	0.54%
Net Investment Income	4.32%	3.88%	2.41%	2.00%	2.60%
Portfolio Turnover Rate	103%	100%	124%	107%	174% (5)

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Through September 30, 2021, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(4)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund.

(5)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in mutual funds and exchange-traded funds.

The accompanying notes are an integral part of these financial statements.

67

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements
September 30, 2024
1. Organization
PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers a domestic equity fund, international equity fund and fixed-income fund. Effective October 1, 2024, PFM Multi-Manager Domestic Equity Fund was renamed First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), PFM Multi-Manager International Equity Fund was renamed First American Multi-Manager International Equity Fund (International Equity Fund), and PFM Multi-Manager Fixed-Income Fund was renamed First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund, and collectively, the Funds). The change in name coincided with a consolidation of the Funds’ adviser, PFM Asset Management LLC (PFMAM) into its parent company, U.S. Bancorp Asset Management, Inc. (USBAM), and a merger of the Funds’ distributor, PFM Fund Distributors, Inc. (PFMFD) into its affiliate, U.S. Bancorp Investments, Inc. (USBI), each effective October 1, 2024. Use of the term Adviser and Distributor herein refers to PFMAM and PFMFD through September 30, 2024 and USBAM and USBI from October 1, 2024 forward, respectively. See Note 4 for additional information regarding the change in Adviser and Distributor.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk. Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of September 30, 2024, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors. Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.

68

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
Level 3 –
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policy and the Adviser’s valuation procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

69

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Forward Foreign Currency Exchange Contracts
The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.
Swap Contracts
Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix

70

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

71

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of September 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the period ended September 30, 2024 and for all open tax years (years ended September 30, 2021, September 30, 2022 and September 30, 2023), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.

72

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
The tax-basis components of distributable earnings and loss as of year-end were as follows for each Fund:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary and Post-October Capital Loss Deferrals	Capital Loss Carryforward	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
First American Multi-Manager Domestic Equity Fund	$22,560,008	$220,591,511	$ —	$ —	$(48,833)	$117,168,594	$360,271,280
First American Multi-Manager International Equity Fund	13,951,288	—	—	(3,390,822)	(48,833)	100,578,097	111,089,730
First American Multi-Manager Fixed-Income Fund	821,548	—	—	(72,497,243)	(682,177)	(3,793,908)	(76,151,780)

Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. During the year ended September 30, 2024, no amounts were reclassified.
The tax character of distributions declared for the year ended September 30, 2024 was as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions
First American Multi-Manager Domestic Equity Fund	$11,701,237	$—	$11,701,237
First American Multi-Manager International Equity Fund	12,808,915	—	12,808,915
First American Multi-Manager Fixed-Income Fund	58,554,326	—	58,554,326

The tax character of distributions declared for the year ended September 30, 2023 was as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions
First American Multi-Manager Domestic Equity Fund	$11,097,102	$30,009,515	$41,106,617
First American Multi-Manager International Equity Fund	14,072,410	—	14,072,410
First American Multi-Manager Fixed-Income Fund	39,994,624	—	39,994,624

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (Act), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2024, the estimated capital loss carryforwards were as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
First American Multi-Manager Domestic Equity Fund	$—	$ —
First American Multi-Manager International Equity Fund	(3,390,822)	—
First American Multi-Manager Fixed-Income Fund	(19,233,862)	(53,263,381)

73

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
As of September 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Cost of investments	$1,066,776,428	$823,365,538	$1,504,346,815
Unrealized appreciation	128,770,220	116,973,732	34,769,627
Unrealized depreciation	(11,601,626)	(16,395,635)	(38,563,535)
Net unrealized appreciation (depreciation)	$117,168,594	$100,578,097	$(3,793,908)

During the fiscal year ended September 30, 2024, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (PFIC) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
PFMAM was organized as a Delaware limited liability company in 2001 and registered as an investment advisor with the Securities and Exchange Commission (SEC) under the Investment Adviser Act of 1940 (Advisers Act). USBAM is a subsidiary of U.S. Bank, National Association (U.S. Bank), a separate entity and subsidiary of U.S. Bancorp. Effective October 1, 2024, PFMAM consolidated its investment management accounts under its parent company, USBAM. USBAM is also registered as an investment adviser with the SEC under the Advisers Act. As a result of the consolidation, effective October 1, 2024, USBAM became the investment adviser to the Funds. The consolidation of the Adviser was approved by the Board, including the Independent Trustees, on May 14, 2024, and did not result in a change in the terms and conditions of the investment management agreement between the Adviser and the Trust, on behalf of the Funds.
The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:

Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%

The sub-advisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.

74

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
The Sub-Advisers to each Fund as of September 30, 2024 are as follows:

Fund	Sub-Advisers
Domestic Equity Fund	Aristotle Atlantic Partners, LLC Jacobs Levy Equity Management, Inc. Vaughan Nelson Investment Management, L.P.
International Equity Fund	Acadian Asset Management LLC Aristotle Capital Management, LLC Kayne Anderson Rudnick Investment Management, LLC Ninety One North America, Inc.
Schroder Investment Management North America Inc. Schroder Investment Management North America Limited WCM Investment Management LLC
Fixed-Income Fund	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC Penn Mutual Asset Management, LLC

Distributor
PFMFD, a member of the Financial Industry Regulatory Authority (FINRA) and Securities Investor Protection Corporation (SIPC) and an affiliate of the Adviser, served as the Funds’ Distributor through September 30, 2024. Effective October 1, 2024, PFMFD merged into its affiliate USBI, also a member of FINRA and SIPC. USBI is an affiliate of USBAM. As a result of the merger, effective October 1, 2024, USBI became the Distributor of the Funds’ shares. The merger of the Distributor was approved by the Board, including the Independent Trustees, on May 14, 2024. The Distributor is not separately compensated for the services it provides to the Funds.
Administration Fees
U.S. Bank Global Fund Services (USBGFS) serves as the Funds’ administrator pursuant to an administration agreement between USBGFS and the Trust. These services include administrative and accounting services. USBGFS is a subsidiary of U.S. Bank. The Funds pay USBGFS each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0100% on the first $1 billion of the aggregate average daily net assets of the Funds and 0.0090% of the aggregate average daily net assets in excess of $1 billion, subject to a minimum fee per Fund. All fees are computed daily and paid monthly. The Funds may reimburse USBGFS for out-of-pocket expenses incurred in providing fund administration services.
Transfer Agent Fees
USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the Trust. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per Fund, based upon the number of accounts within each Fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0025% of the aggregate average daily net assets of the funds. All fees are computed daily and paid monthly. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
Custodian Fees
U.S. Bank serves as the Trust’s custodian pursuant to a custodian agreement between U.S. Bank and the Trust. Pursuant to the custodian agreement, each Fund pays the custodian each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0020% of the aggregate average daily market value of all securities and cash held in the Fund, subject to a minimum annual fee per Fund, plus portfolio transaction fees. All fees are computed daily and paid monthly. Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular Fund, which increases that Fund’s custodian expenses.

75

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the year ended September 30, 2024, were as follows:

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund
Non-U.S. Government Purchases	$1,088,340,037	$875,480,907
Non-U.S. Government Sales	$1,171,636,568	$842,283,497

First American Multi-Manager Fixed-Income Fund
U.S. Government Purchases	$884,473,817
Non-U.S. Government Purchases	$727,277,728
U.S. Government Sales	$750,353,694
Non-U.S. Government Sales	$575,168,481

7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of September 30, 2024 is included in each respective Schedule of Investments. As of September 30, 2024, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds may enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity and Fixed-Income Funds hold foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts.
Interest Rate Risk — The Fixed-Income Fund utilizes various interest rate derivatives, including futures contracts and swaps contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Credit Risk — The Fixed-Income Fund may enter into credit default swaps to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which the Fund is not otherwise exposed.

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PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(continued)
September 30, 2024
The following table summarizes the value of the Fund’s derivative instruments as of September 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Fixed-Income Fund

	Asset Derivatives		Liability Derivatives
Interest Rate Risk	Net Variation Margin on Futures Contracts*	$64,466	Net Variation Margin on Futures Contracts*	$(23,100)
Interest Rate Risk	Net Variation Margin on Swap Contracts*	$ —	Net Variation Margin on Swap Contracts*	$(12,272)
Credit Risk	Net Variation Margin on Swap Contracts*	$ —	Net Variation Margin on Swap Contracts*	$(10,967)

*
Includes cumulative unrealized appreciation (depreciation) of futures and swap contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Fund’s derivative instruments for the year ended September 30, 2024 and the related location in the accompanying Statement of Operations, presented by primary underlying risk exposure:
Fixed-Income Fund

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Futures Contracts	$807,141	Futures Contracts	$461,318
Interest Rate Risk	Swap Contracts	$10,151	Swap Contracts	$(26,853)
Credit Risk	Swap Contracts	$580,757	Swap Contracts	$(11,012)

The average notional value of futures contracts and average notional amounts of swaps outstanding during the year ended September 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Fixed-Income Fund

	Futures Contracts – Long	Futures Contracts – Short	Swap Contracts – Long
Interest Rate Risk	$56,743,234	$5,421,917	$515,000
Credit Risk	$—	$—	$9,241,292

8. Related Parties
As of September 30, 2024, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit (or Default Risk) — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

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PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements(concluded)
September 30, 2024
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
10. Recent Accounting Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The update provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) contract modifications on financial reporting, caused by reference rate reform. ASU 2020-04 is effective for all entities as of March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848.” The update extends the sunset date from ASU No. 2020-04 from December 31, 2022, to December 31, 2024. After this date, entities will no longer be permitted to apply the relief in Topic 848. The Funds have not yet elected to apply ASU 2020-04. At this time, management is still evaluating the implications of these changes on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. Other than the organizational and name changes effective October 1, 2024 which are described in Note 1 and Note 4, no events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

78

Other Information (unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the fiscal year ended September 30, 2024, the total amount of foreign taxes that will be passed through the International Equity Fund is $990,639.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Trustees, Officers and Others of Open-End Management Investment Companies
The aggregate remuneration paid to trustees, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found on the following pages.

79

BOARD APPROVAL OF
INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
PFM MULTI-MANAGER SERIES TRUST
First American Multi-Manager Fixed-Income Fund
(the Fund)
At a meeting held on May 14, 2024 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved a new investment sub-advisory agreement between PFM Asset Management LLC (Adviser) and Penn Mutual Asset Management, LLC (Sub-Adviser) on behalf of the Fund (Sub-advisory Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the new Sub-advisory Agreement.
In considering the Sub-advisory Agreement, the Board reviewed and considered information provided by the Sub-Adviser at the Meeting specifically related to the Sub-advisory Agreement, as well as information about the management of the Fund by the Adviser and other sub-advisers provided throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Sub-Adviser provided in response to a detailed set of requests for information submitted to the Sub-Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the approval of the Sub-advisory Agreement. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the costs of the services to be provided to the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the Sub-advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-advisory Agreement are fair and reasonable and that the approval of such Sub-advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services expected to be provided by the Sub-Adviser to the Fund and its shareholders. The Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission (SEC), whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable); and subject to oversight of the Board for allocating the Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their respective portions of the Fund’s assets. The Board further noted the responsibilities that the Sub-Adviser will have with respect to the portion of the Fund’s assets that will be allocated to the Sub-Adviser by the Adviser (Sub-Advised Portion), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed and considered included, among other things, the Sub-Adviser’s proposed investment strategy, and ability to implement such investment strategy, including, but not limited to, the Sub-Adviser’s trading practices and investment decision processes. The Board also reviewed and considered, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of the Sub-Adviser; the Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions would be effected; the Sub-Adviser’s risk management controls, including how the Sub-Adviser would comply with the Fund’s investment guidelines; and the Sub-Adviser’s compliance program. The Board also considered the Adviser’s rationale for recommending the approval of the Sub-Adviser.
The Board further considered the Trust’s Chief Compliance Officer’s review of the Sub-Adviser’s compliance program and capabilities as such program and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer.

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BOARD APPROVAL OF
INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)(concluded)
The Board also considered the selection and due diligence process employed by the Adviser in selecting and deciding to retain the Sub-Adviser as a sub-adviser to the Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance and risk management capabilities.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
Because the Sub-Adviser has not yet managed any assets of the Fund, the Board concluded that the Fund’s current performance was not a relevant factor in its consideration of the Sub-advisory Agreement. Notwithstanding, the Board did consider the historic performance of a composite for the Sub-Adviser.
The Board considered the historic performance of the Sub-Adviser’s Core Plus Bond Composite (Sub-Adviser Portfolio), which is a portfolio managed by the Sub-Adviser that employs the Sub-Adviser’s core bond strategy that is comparable to the investment strategy that the Sub-Adviser will employ for the Fund. The Board noted that the Sub-Adviser Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, on both a gross and net basis for the one-, three- and five-year periods ended March 31, 2024, as well as since the portfolio manager’s inception date (July 1, 2014).
Comparative Fees and Expenses
The Board reviewed and considered information regarding the sub-advisory fee to be paid to the Sub-Adviser (Sub-Advisory Fee). The Board received confirmation that the Sub-Advisory Fee will be paid by the Adviser to the Sub-Adviser and is not an additional fee to be borne by the Fund. The Board noted that the Sub-Advisory Fee to be paid by the Adviser to the Sub-Adviser was the product of arms-length negotiations between the Adviser and the Sub-Adviser. The Board concluded that the Sub-Advisory Fee is reasonable based on the information provided.
Profitability and Economies of Scale
The Board reviewed and considered information it received at the Meeting regarding the expected impact of retaining the Sub-Adviser on the profitability of the Adviser consistent with the conditions of the Order. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the September 2024 annual contract renewal of the existing investment management agreement with the Adviser had not changed as a result of the proposal to approve the Sub-advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-advisory Agreement for an initial two-year period.

81

BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)
PFM MULTI-MANAGER SERIES TRUST
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager International Equity Fund
First American Multi-Manager Fixed-Income Fund
(each a Fund, and collectively the Funds)
At a meeting held on September 24-25, 2024 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement (Advisory Agreement) between PFM Asset Management LLC (Adviser) and the Trust, on behalf of each Fund for an additional one-year period; and reviewed and approved the continuance of an investment sub-advisory agreement (Sub-Advisory Agreements, and together with the Advisory Agreement, the Agreements) between the Adviser and each of the following investment sub-advisers (each a Sub-Adviser, and collectively the Sub-Advisers) for an additional one-year period:

Fund	Sub-Adviser
Domestic Equity Fund	Aristotle Atlantic Partners, LLC
Vaughan Nelson Investment Management, L.P.
Jacobs Levy Equity Management, Inc.
International Equity Fund	Acadian Asset Management LLC
Aristotle Capital Management, LLC
Kayne Anderson Rudnick Investment Management, LLC
Ninety One North America, Inc.
Schroder Investment Management North America Inc./Schroder Investment Management North America Limited
WCM Investment Management, LLC
Fixed-Income Fund	Brown Brothers Harriman & Co.
PineBridge Investments LLC
PGIM, Inc.
Teachers Advisors, LLC

Although the Agreements for the Funds were considered at the same Board Meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Agreement.
In considering the continuation of each Agreement, the Board reviewed and considered information provided by the Adviser at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Adviser and each Sub-Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. The Board further considered the expected novation of the Agreements to U.S. Bancorp Asset Management, Inc. (USBAM) at the time of the consolidation of the Adviser’s operations with and into USBAM and the dissolution of PFMAM on or about October 1, 2024. In addition, prior to the Meeting, the Independent Trustees held a contract renewal video conference meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Adviser and each applicable Sub-Adviser and their affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are

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BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)(continued)
realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors. As part of this review, particular attention was given to the Adviser’s process of selecting and overseeing the Sub-Advisers, as well as the expected consolidation of the Adviser into USBAM.
In approving the continuance of each Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Agreement are fair and reasonable and that the approval of such Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Adviser and each Sub-Adviser and their affiliates, as applicable, to the respective Fund and its shareholders. The Board noted that each Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission (SEC), whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable); and subject to oversight of the Board for allocating the respective Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their portions of the Funds’ assets. The Board reviewed and considered information that included, among other things, descriptions of the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, considerations related to cybersecurity and artificial intelligence, the experience and responsibilities of the Adviser’s investment professionals, and compensation of investment professionals; the services the Adviser provides to the Funds, including management and oversight of the Funds’ investment strategies and the Adviser’s risk assessment process; the Adviser’s compliance program; and information on the Adviser’s oversight of Sub-Advisers, including monitoring of Sub-Advisers, allocation of Fund assets to Sub-Advisers, and the due diligence process for selecting and retaining Sub-Advisers.
With respect to the sub-advisory services provided by each Sub-Adviser, the Board noted the responsibilities that each Sub-Adviser has with respect to the portion of the respective Fund’s assets allocated to the Sub-Adviser by the Adviser (Sub-Advised Portion), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed and considered included, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of each Sub-Adviser; each Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team; information on how portfolio transactions are effected; each Sub-Adviser’s risk management controls; and each Sub-Adviser’s compliance programs. The Board also considered the Adviser’s rationale for recommending the continuation of each Sub-Adviser’s Sub-Advisory Agreement.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Adviser and each Sub-Adviser and their affiliates to the respective Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over the one-, three- and five-year periods and since inception ended June 30, 2024. The Board noted that while each Fund incepted on December 29, 2017, each Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (each a Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by

83

BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)(continued)
Broadridge to select the mutual funds included in a Performance Universe. The Board further reviewed and considered Fund and Sub-Adviser performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the Meeting. A summary of the Funds’ performance results is below.
First American Multi-Manager Domestic Equity Fund - The Performance Universe for the Fund consisted of the Fund and all institutional multi-cap core funds. The Board noted that the Fund’s performance returns (net of fees) for the one-year period and since inception were above the medians of its Performance Universe, but for the three- and five-years periods were below the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
First American Multi-Manager International Equity Fund - The Performance Universe for the Fund consisted of the Fund and all institutional international multi-cap core funds. The Board noted that the Fund’s performance return (net of fees) for the one-year period was above the median of its Performance Universe, but its performance returns (net of fees) for the three- and five-year periods and since inception were below the medians of its Performance Universe. The Board discussed with management the Fund’s performance and the actions taken/being taken by management in an effort to improve the performance of the Fund. The Board further noted management’s representation that the Fund outperformed peers during the most recent quarter ended June 30, 2024. The Board concluded that the Fund’s Agreements should be continued for a one-year period, while management’s efforts continue to be closely monitored.
First American Multi-Manager Fixed-Income Fund - The Performance Universe for the Fund consisted of the Fund and all institutional core plus bond funds. The Board noted that the Fund’s performance returns (net of fees) for the one-, three- and five-year periods and since inception were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund (Expense Group) selected by Broadridge. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The actual total expense ratio, for comparative consistency, was shown for (i) Institutional Class for the First American Multi-Manager Domestic Equity Fund and Class A, Class I, Class S, Class Y and Institutional Class for each other fund in the Fund’s Expense Group; (ii) Institutional Class for the First American Multi-Manager International Equity Fund and Class S, Class Y, Class Y-3 and Institutional Class for each other fund in the Fund’s Expense Group; and (iii) Institutional Class for the First American Multi-Manager Fixed-Income Fund and Class I, Class P, Class S, Class Y-3 and Institutional Class for each other fund in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Board received confirmation that the sub-advisory fees are paid by the Adviser to each Sub-Adviser and are not additional fees borne by a respective Fund. The Board also noted that the sub-advisory fees paid by the Adviser to each Sub-Adviser are the product of arm’s-length negotiations between the Adviser and each Sub-Adviser. In addition, the Board considered the allocation of the investment management fee charged to the respective Fund between the Adviser and each Sub-Adviser in light of the nature, extent and quality of the investment management services provided by the Adviser and each Sub-Adviser.

84

BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)(continued)
First American Multi-Manager Domestic Equity Fund and First American Multi-Manager International Equity Fund - The Expense Group for the First American Multi-Manager Domestic Equity Fund included the Fund and six other multi-cap core funds. The Expense Group for the First American Multi-Manager International Equity Fund included the Fund and eight other international multi-cap core funds. The Board noted that the Management Rate and actual total expense ratio for each of the First American Multi-Manager Domestic Equity Fund and First American Multi-Manager International Equity Fund were below the medians of each Fund’s respective Expense Group. The Board further noted that each applicable Sub-Adviser was paid by the Adviser out of the management fee the Adviser received from a respective Fund. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fees paid to each Sub-Adviser are reasonable.
First American Multi-Manager Fixed-Income Fund - The Expense Group for the Fund included the Fund, four other core plus bond funds and six core bond funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were approximately six basis points and three basis points, respectively, above the medians of its Expense Group. The Board further noted that each applicable Sub-Adviser was paid by the Adviser out of the management fee the Adviser received from the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fees paid to each Sub-Adviser are reasonable.
Profitability and Fall-Out Benefits
The Board reviewed and considered information regarding the profits realized by the Adviser and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Adviser that addresses the profitability of the Adviser and its affiliates in providing investment management and other services to each Fund during the 12-month period ended June 30, 2024.
The Board noted management’s report on the methodologies and estimates used in calculating Fund profitability, including a description of the methodology used to allocate certain expenses. The Board further noted management’s belief that based on the growth and evolution of the Funds, overall net profit for each Fund had been modestly increasing in each of the prior four years. In addition, the Board noted that management remains committed to growing its mutual fund business and continues to invest in personnel and technology to support and enhance the business and, in particular, the service to the Funds. The Board further noted management’s efforts to continue to grow assets of the Funds through different distribution channels.
The Board also considered the extent to which the Adviser, each Sub-Adviser, and their affiliates might derive ancillary benefits from Fund operations, including revenues generated from services provided by affiliated service providers, and growth to the Adviser’s overall outsourced chief investment officer business, among others. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Adviser and its affiliates from providing services to each of the Funds was not excessive in view of the nature, extent and quality of services provided to these Funds. The Board did not consider profitability with respect to each Sub-Adviser, as the sub-advisory fees paid to each Sub-Adviser were negotiated by the Adviser on an arm’s-length basis.
Economies of Scale
The Board reviewed and considered the extent to which the Adviser and each Sub-Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that each Fund began to invest in accordance with its investment strategies on May 16, 2018 and that management represented that overall net profit for each Fund had been modestly increasing in each of the prior four years. The Board recognized that there would not likely be any further economies of scale until each Fund’s assets grow.

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BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (unaudited)(concluded)
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Agreement for an additional one-year period.

86

BOARD APPROVAL OF
INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)
PFM MULTI-MANAGER SERIES TRUST
First American Multi-Manager Domestic Equity Fund
(the Fund)
At a meeting held on September 24-25, 2024 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved a new investment sub-advisory agreement between U.S. Bancorp Asset Management, Inc. (USBAM) and Putnam Investment Management, LLC (Sub-Adviser) on behalf of the Fund (Sub-advisory Agreement) for an initial two-year period. The Board considered the expected novation of the current investment advisory agreement and investment sub-advisory agreements with PFM Asset Management LLC (PFMAM) on behalf of the Fund to USBAM at the time of the consolidation of PFMAM’s operations with and into USBAM and the dissolution of PFMAM on or about October 1, 2024. The Board noted that the effective date of the Sub-advisory Agreement would be on or after this date. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the new Sub-advisory Agreement. PFMAM and USBAM are referred to collectively herein as the Adviser.
In considering the Sub-advisory Agreement, the Board reviewed and considered information provided by the Sub-Adviser at the Meeting specifically related to the Sub-advisory Agreement, as well as information about the management of the Fund by the Adviser and other sub-advisers provided throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Sub-Adviser provided in response to a detailed set of requests for information submitted to the Sub-Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the approval of the Sub-advisory Agreement. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the costs of the services to be provided to the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the Sub-advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Sub-advisory Agreement are fair and reasonable and that the approval of such Sub-advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services expected to be provided by the Sub-Adviser to the Fund and its shareholders. The Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission (SEC), whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable); and subject to oversight of the Board for allocating the Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of a portion of the Fund’s assets. The Board further noted the responsibilities that the Sub-Adviser will have with respect to the portion of the Fund’s assets that will be allocated to the Sub-Adviser by the Adviser (Sub-Advised Portion), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed and considered included, among other things, the Sub-Adviser’s proposed investment strategy, and ability to implement such investment strategy, including, but not limited to, the Sub-Adviser’s trading practices and investment decision processes. The Board also reviewed and considered, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of the Sub-Adviser; the Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions would be effected; the Sub-

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BOARD APPROVAL OF
INVESTMENT SUB-ADVISORY AGREEMENT (unaudited)(concluded)
Adviser’s risk management controls, including how the Sub-Adviser would comply with the Fund’s investment guidelines; and the Sub-Adviser’s compliance program. The Board also considered the Adviser’s rationale for recommending the approval of the Sub-Adviser.
The Board further considered the Trust’s Chief Compliance Officer’s review of the Sub-Adviser’s compliance program and capabilities as such program and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board also considered the selection and due diligence process employed by the Adviser in selecting and deciding to retain the Sub-Adviser as a sub-adviser to the Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance and risk management capabilities.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
Because the Sub-Adviser has not yet managed any assets of the Fund, the Board concluded that the Fund’s current performance was not a relevant factor in its consideration of the Sub-advisory Agreement. Notwithstanding, the Board considered the historic performance of a composite for the Sub-Adviser, but noted that the composite’s multi-cap strategy was not directly comparable to the large-cap strategy mandate that the Sub-Adviser would employ for the Fund.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the sub-advisory fee to be paid to the Sub-Adviser (Sub-Advisory Fee). The Board received confirmation that the Sub-Advisory Fee will be paid by the Adviser to the Sub-Adviser and is not an additional fee to be borne by the Fund. The Board noted that the Sub-Advisory Fee to be paid by the Adviser to the Sub-Adviser was the product of arms-length negotiations between the Adviser and the Sub-Adviser. The Board concluded that the Sub-Advisory Fee is reasonable based on the information provided.
Profitability and Economies of Scale
The Board reviewed and considered information it received at the Meeting regarding the expected impact of retaining the Sub-Adviser on the profitability of the Adviser consistent with the conditions of the Order. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the September 2024 annual contract renewal of the existing investment management agreement with the Adviser had not changed as a result of the proposal to approve the Sub-advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-advisory Agreement for an initial two-year period.

88

Investment Adviser
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402
Distributor
U.S. Bancorp Investments, Inc.
60 Livingston Avenue
EP-MN-WN3C
Saint Paul, MN 55107
Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202
Administrator & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.800.527.5412

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not Applicable.

(b) Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2, is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Multi-Manager Series Trust

By (Signature and Title)	/s/ Valentine James Link, Jr.
Valentine James Link, Jr. President (Principal Executive Officer)

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Valentine James Link, Jr.
Valentine James Link, Jr. President (Principal Executive Officer)

Date	December 6, 2024

By (Signature and Title)	/s/ Daniel Hess
Daniel Hess Treasurer (Principal Financial Officer)

Date	December 6, 2024